     As filed with the Securities and Exchange Commission on April 27, 2001

                                                  Registration Nos. 333-85183
                                                                   and 811-09547

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
================================================================================

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                       Pre-Effective Amendment No. _____             [ ]


                        Post-Effective Amendment No. 2               [X]
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
        ACT OF 1940                                                  [ ]

                                  Amendment No. 3                    [X]


                       FARMERS ANNUITY SEPARATE ACCOUNT A
                       ----------------------------------
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                    ----------------------------------------
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:           Copy to:

John R. Patton, FLMI, FLHC, CLU, ChFC            Stephen E. Roth, Esq.
Assistant Vice President and Secretary           Sutherland Asbill & Brennan LLP
Farmers New World Life Insurance Company         1275 Pennsylvania Avenue, N.W.
3003 - 77th Avenue, S.E.                         Washington, D.C. 20004-2415
Mercer Island, Washington 98040

It is proposed that this filing will become effective:

        [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


        [X]    On May 1, 2001, pursuant to paragraph (b) of Rule 485


        [ ]    60 days after filing pursuant to paragraph (a) of Rule 485

        [ ]    On pursuant to paragraph (a) of Rule 485

                               -------------------

                      Title of securities being registered:

Units of interest in a separate account under individual flexible premium variable annuity contracts.

                                   PROSPECTUS
                                   MAY 1, 2001

Farmers Variable Annuity

                  Individual Flexible Premium Variable Annuity
                                    issued by
                    Farmers New World Life Insurance Company
                                   through the
                       Farmers Annuity Separate Account A

Home Office
   3003 - 77th Avenue, S.E.
   Mercer Island, Washington  98040
   Telephone:  (206) 232-8400

Service Center
   P.O. Box 724208
   Atlanta, Georgia  31139
   1-877-376-8008 (toll free)
   8:00 a.m. to 6:00 p.m. Eastern Time

The Farmers Variable Annuity Contract (the "Contract") has 31 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 30 subaccounts. The subaccounts invest in the following 30 portfolios:

Calvert Variable Series, Inc.
-       Calvert Social Small Cap Growth Portfolio

Dreyfus Variable Investment Fund - Service Class Shares
-       Quality Bond Portfolio
-       Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Shares

Fidelity Variable Insurance Products Funds ("VIP") - Service Class Shares
-       Fidelity VIP Growth Portfolio
-       Fidelity VIP Index 500 Portfolio
-       Fidelity VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust - Class 2 Shares
-       Franklin Small Cap Fund
-       Templeton Asset Strategy Fund
-       Templeton Developing Markets Securities Fund

Goldman Sachs Variable Insurance Trust
-       Goldman Sachs Capital Growth Fund
-       Goldman Sachs CORESM Small Cap Equity Fund
-       Goldman Sachs Mid Cap Value Fund

Janus Aspen Series
-       Janus Aggressive Growth Portfolio (Service Shares)
-       Janus Balanced Portfolio (Service Shares)
-       Janus Capital Appreciation Portfolio (Institutional Shares)

PIMCO Variable Insurance Trust - Administrative Class Shares
-       PIMCO Foreign Bond Portfolio
-       PIMCO Low Duration Bond Portfolio

Scudder Variable Series I (formerly Scudder Variable Life Investment Fund)
-       Scudder Bond Portfolio (Class A Shares)
-       Scudder Global Discovery Portfolio (Class A Shares)
-       Scudder Growth and Income Portfolio (Class A Shares)
-       Scudder International Portfolio (Class A Shares)
-       Scudder Money Market Portfolio

Scudder Variable Series II (formerly Kemper Variable Series)
-       Scudder Government Securities Portfolio
-       Scudder High Yield Portfolio
-       Scudder Small Cap Growth Portfolio
-       SVS Dreman High Return Equity Portfolio

WM Variable Trust - Class 2 Shares
-       WM Equity Income Fund
-       WM Mid Cap Stock Fund
-       WM Small Cap Stock Fund

Variable annuity contracts involve certain risks, and you may lose some or all of your investment.

- The investment performance of the portfolios in which the subaccounts invest will vary.
-       We do not guarantee how any of the portfolios will perform.
- The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.
- Neither the U.S. Government nor any federal agency insures your investment in the Contract.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

This prospectus must be accompanied or preceded by a current prospectus for each of the portfolios listed above.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING, AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION ABOUT THE FARMERS VARIABLE ANNUITY.


To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2001(known as the "SAI"). For a free copy of the SAI, contact us at:


   Farmers New World Life Insurance Company
   SERVICE CENTER
   P.O. Box 724208
   Atlanta, Georgia  31139
   1-877-376-8008 (toll free)

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

                                TABLE OF CONTENTS


Glossary....................................................................  1
Highlights..................................................................  3
  The Contract..............................................................  3
  How to Invest.............................................................  3
  Cancellation - The Right To Examine Period................................  4
  Investment Options........................................................  4
  Transfers.................................................................  5
  Automatic Asset Rebalancing Program.......................................  6
  Dollar Cost Averaging Program.............................................  6
  Access to Your Money......................................................  6
  Standard Death Benefit....................................................  6
  Guaranteed Minimum Death Benefit..........................................  7
  Fees and Charges..........................................................  7
  Annuity Provisions........................................................  8
  Guaranteed Retirement Income Benefit......................................  9
  Federal Tax Status........................................................  9
  Inquiries.................................................................  9
Fee Table................................................................... 11
  Examples...................................................................16
  Condensed Financial Information........................................... 20
About Farmers New World Life Insurance Company and the Variable Account..... 20
  Farmers New World Life Insurance Company.................................. 20
  Farmers Annuity Separate Account A........................................ 21
The Portfolios.............................................................. 21
  Investment Objectives of the Portfolios................................... 22
  Availability of the Portfolios............................................ 24
The Pay-In Period........................................................... 25
  Purchasing a Contract..................................................... 25
  Cancellation - The 10 Day Right to Examine Period......................... 25
  Designating Your Investment Options....................................... 25
  Tax-Free `Section 1035' Exchanges......................................... 26
  Additional Premium Payments............................................... 26
Your Contract Value......................................................... 27
  Variable Account Value.................................................... 27
Transfers Between Investment Options........................................ 28
  Automatic Asset Rebalancing Program....................................... 29
  Third Party Transfers..................................................... 29
  Excessive Trading Limits.................................................. 30
  Dollar Cost Averaging Program............................................. 30
  Telephone Transfers....................................................... 30
  Transfer Fee.............................................................. 31
Access to Your Money........................................................ 31
  Surrenders................................................................ 31
  Partial Withdrawals....................................................... 32
  Systematic Withdrawal Plan................................................ 33
Death Benefits.............................................................. 33
  Death Benefits Before the Annuity Start Date.............................. 33
  Guaranteed Minimum Death Benefit.......................................... 34
  Distribution Upon Death................................................... 35
  Death Benefits on or After the Annuity Start Date......................... 36

Fees and Charges............................................................ 29
  Mortality and Expense Risk Charge......................................... 29
  Asset-Based Administration Charge......................................... 29
  Transfer Fee.............................................................. 29
  Surrender Charge.......................................................... 29
  Records Maintenance Charge................................................ 31
  Portfolio Management Fees and Expenses.................................... 32
  Premium Taxes............................................................. 32
  Other Taxes............................................................... 32
The Payout Period........................................................... 32
  The Annuity Start Date.................................................... 32
  Annuity Options........................................................... 32
  Determining the Amount of Your Annuity Payment............................ 33
  Fixed Annuity Payments.................................................... 33
  Guaranteed Annuity Tables................................................. 33
  Description of Annuity Options............................................ 34
Guaranteed Retirement Income Benefit........................................ 34
The Fixed Account........................................................... 36
  Fixed Account Value....................................................... 37
  Fixed Account Transfers................................................... 37
Investment Performance of the Subaccounts................................... 37
Voting Rights............................................................... 39
Federal Tax Matters......................................................... 39
  Taxation of Non-Qualified Contracts....................................... 39
  Taxation of Qualified Contracts........................................... 41
  Other Tax Issues.......................................................... 42
  Our Income Taxes.......................................................... 42
  Possible Tax Law Changes.................................................. 42
Other Information........................................................... 42
  Payments.................................................................. 42
  Modification.............................................................. 43
  Distribution of the Contracts............................................. 43
  Legal Proceedings......................................................... 44
  Reports to Owners......................................................... 44
  State Variations.......................................................... 44
  Inquiries................................................................. 44

  Financial Statements...................................................... 44
  Statement of Additional Information Table of Contents..................... 45

Appendix A.................................................................. A-1

                                    GLOSSARY
================================================================================

For your convenience, we are providing a glossary of the special terms we use in this prospectus.


ACCUMULATION UNIT
An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT
You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE
The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY
The person you select to receive the death benefit if you or the last surviving annuitant die before the annuity start date.

CASH VALUE
The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)
Farmers New World Life Insurance Company.

CONTRACT MONTH, YEAR OR ANNIVERSARY
A month, year or anniversary as measured from the issue date.

CONTRACT VALUE
The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE
The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT
An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE
Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT
An amount you can withdraw each Contract year as a partial withdrawal without incurring a surrender charge.

FUNDS
Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT
The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE
The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE
The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR
The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.

PAY-IN PERIOD
The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD
The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO
A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT
Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT
A Contract issued in connection with a retirement plan that qualifies for special federal income tax treatment under the Tax Code.


SERVICE CENTER
The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. Insurance Administrators is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.


SUBACCOUNT
A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER
The termination of a Contract at the option of the owner.

TAX CODE
The Internal Revenue Code of 1986, as amended.



VALUATION DAY/BUSINESS DAY
Each day that the New York Stock Exchange ("NYSE") is open for trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open.


VALUATION PERIOD
The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, 1:00 p.m. Pacific Time) on each Valuation Day and ends at the close of normal trading on the NYSE on the next Valuation Day.

VARIABLE ACCOUNT
Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE
The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE
The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)
The person(s) entitled to exercise all rights as owner under the Contract.

                                   HIGHLIGHTS
================================================================================

           These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this prospectus. PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.

                                  THE CONTRACT

           An annuity is a contract between you (the Contract owner) and an insurance company (Farmers) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Farmers Variable Annuity Contract is a special kind of annuity that is:

        -   FLEXIBLE PREMIUM - you may add premium payments at any time.


        - TAX-DEFERRED - you generally do not have to pay taxes on earnings until you take money out by surrender, partial cash withdrawals, or we make annuity payments to you, or we pay the death benefit.

        - VARIABLE - you can direct your premium into any of 30 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the performance of the portfolios. You bear the investment risk on the amounts you invest in the subaccounts.


           You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

           The Contract allows you to select on your application, for an additional fee:

        -   the optional Guaranteed Minimum Death Benefit, and/or

        -   the optional Guaranteed Retirement Income Benefit.

These riders may not be available in all states, and may vary by state.

           Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The payout period begins once you start receiving regular annuity payments from the Contract. The Contract allows you to receive annuity payments under one of three fixed annuity payment options. Unless you opt for the Guaranteed Retirement Income Benefit, the money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.

               This Contract cannot be offered in any state where it is not lawful to make such offer.

                                  HOW TO INVEST

           You may obtain a Contract application from your Farmers agent who is also a licensed registered representative. You may purchase the Contract with a single payment of $500 or more. We will not issue a Contract if you are older than age 90 on the issue date.

           You can pay additional premiums of $500 or more ($50 or more if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. You must send all premium payments to the Service Center in Atlanta, Georgia at the address listed on the front cover of this prospectus.


        We may limit the total premium(s) paid to us during any Contract year.

                   CANCELLATION - THE RIGHT TO EXAMINE PERIOD

           You may return your Contract to us for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium or the Contract Value on the date we receive the returned Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days to return the Contract.

                               INVESTMENT OPTIONS


           You may invest your money in any of 30 portfolios by directing it into the corresponding subaccount. The portfolios now available to you under the Contract are:




Calvert Variable Series, Inc.                                          Janus Aspen Series
    -    Calvert Social Small Cap Growth Portfolio               -     Janus Aggressive Growth Portfolio (Service Shares)
                                                                 -     Janus Balanced Portfolio (Service Shares)
Dreyfus Variable Investment Fund - Service Class Shares          -     Janus Capital Appreciation Portfolio (Institutional Shares)
    -    Quality Bond Portfolio
    -    Small Cap Portfolio
                                                                 PIMCO Variable Insurance Trust - Administrative Class Shares

The Dreyfus Socially Responsible
  Growth Fund, Inc. - Service Shares                             -     PIMCO Foreign Bond Portfolio
                                                                 -     PIMCO Duration Bond Portfolio

Fidelity Variable Insurance Products Funds
  ("VIP") - Service Class Shares                                 Scudder Variable Series I (formerly Scudder Variable Life
    -    Fidelity VIP Growth Portfolio                                 Investment Fund)
    -    Fidelity VIP Index 500 Portfolio                        -     Scudder Bond Portfolio (Class A Shares)

    -    Fidelity VIP Mid Cap Portfolio                          -     Scudder Global Discovery Portfolio (Class A Shares)
                                                                 -     Scudder Growth and Income Portfolio (Class A Shares)

Franklin Templeton Variable Insurance Products Trust -
    Class 2 Shares                                               -     Scudder International Portfolio (Class A Shares)
    -    Franklin Small Cap Fund                                 -     Scudder Money Market Portfolio
    -    Templeton Asset Strategy Fund
    -    Templeton Developing Markets Securities Fund            Scudder Variable Series II (formerly Kemper Variable Series)

                                                                 -     Scudder Government Securities Portfolio
Goldman Sachs Variable Insurance Trust                           -     Scudder High Yield Portfolio
    -    Goldman Sachs Capital Growth Fund                       -     Scudder Small Cap Growth Portfolio
    -    Goldman Sachs CORE(SM) Small Cap Equity Fund            -     SVS Dreman High Return Equity Portfolio
    -    Goldman Sachs Mid Cap Value Fund

                                                                 WM Variable Trust - Class 2 Shares
                                                                 -     WM Equity Income Fund
                                                                 -     WM Mid Cap Stock Fund
                                                                 -     WM Small Cap Stock Fund


   EACH ALLOCATION TO A SUBACCOUNT OR THE FIXED ACCOUNT MUST BE AT LEAST $500.

        Each subaccount invests exclusively in shares of one portfolio of a fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The portfolios are described in their own prospectuses that accompany this prospectus. The value of your investment in the subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges we deduct.

           DEPENDING ON MARKET CONDITIONS, YOU CAN GAIN OR LOSE MONEY IN ANY OF THE SUBACCOUNTS. WE RESERVE THE RIGHT TO OFFER OTHER INVESTMENT CHOICES IN THE FUTURE.

           You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one-year periods at a fixed rate that we guarantee to be not less than 3.0%.

                                    TRANSFERS

        You have the flexibility to transfer assets within your Contract. At any time during the pay-in period and after the Right to Examine Period, you may transfer amounts among the subaccounts and between the fixed account and the subaccounts. Certain restrictions apply:


        - transfers must be at least $100, or the total value in a subaccount or fixed account, if less;

        - Contract Value remaining in a subaccount or the fixed account must be at least $500, or we will transfer the total value;

        - only one transfer may be made from the fixed account each Contract year. The transfer must be made during the 30 days following a Contract anniversary; and

        - transfers cannot be made from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.

           You may make 12 free transfers each Contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.


                       AUTOMATIC ASSET REBALANCING PROGRAM

           Under the automatic asset rebalancing program, we will automatically transfer amounts among the subaccounts on a quarterly basis so that the allocation of your Contract Value matches the percentages you specify.

                          DOLLAR COST AVERAGING PROGRAM

           The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. Dollar cost averaging is available only during the pay-in period. The minimum transfer amount is $100.

                              Access to Your Money

           During the pay-in period, you may receive a cash withdrawal of part of your cash value once each calendar quarter. You may also fully withdraw all your value from the Contract and receive its cash value. This is called a surrender.

           Partial withdrawals are subject to the following conditions:

                -       the minimum amount you can withdraw is $100; and

                - you may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

           Surrenders and partial withdrawals may be subject to a surrender charge. In any Contract year, you may withdraw a portion of your Contract Value, called the free withdrawal amount, without incurring a surrender charge.

           We offer a systematic withdrawal plan whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.


           You may have to pay federal income taxes on any money you fully or partially withdraw from the Contract, and a 10% federal penalty tax if you take a withdrawal before you reach 59 1/2 years old. Access to amounts held in qualified Contracts may be restricted or prohibited.


                             Standard Death Benefit

           We will pay a death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date.

           If you do not select the Guaranteed Minimum Death Benefit on your application and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the standard death benefit, which is the greater of:

                - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or

                - the minimum death benefit. The minimum death benefit equals the sum of all premiums paid, minus proportional reductions for withdrawals.

        In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.

                        Guaranteed Minimum Death Benefit


           The Guaranteed Minimum Death Benefit provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. This benefit is payable on the death of an owner only if that owner is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. We will deduct an additional daily charge from the subaccounts at an annual rate of 0.25% for this benefit.


        On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:

        -       the standard death benefit described above;

        - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or

        - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

           A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."

                                Fees and Charges

           MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily mortality and expense risk charge from your value in the subaccounts at an annual rate of 0.95% (1.20% if you select either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit; 1.45% if you choose both benefits).

           ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily administrative charge from your value in each subaccount at an annual rate of 0.20%.

           RECORDS MAINTENANCE CHARGE. We deduct a Records Maintenance Charge of $30 from your Contract Value on the last valuation day of each Contract year during the pay-in period, on the date when the Contract is surrendered, and on the annuity start date. We will waive this charge if your Contract Value is $50,000 or more on the date the charge would be assessed.

           TRANSFER FEE. You may make 12 free transfers each Contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a Contract year before the annuity start date.

           SURRENDER CHARGE. During the pay-in period, you may withdraw all or part of your cash value before your death. Certain withdrawals may be taken without payment of any surrender charge. Other withdrawals are subject to surrender charges.

           We calculate the surrender charge from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.


NUMBER OF COMPLETE YEARS
FROM DATE OF PREMIUM
PAYMENT:                     0      1       2      3      4      5      6     7+
                             ---------------------------------------------------
SURRENDER CHARGE:            7%     6%      5%     5%     4%     3%     2%    0


           In determining surrender charges, we will treat your premium payments as being withdrawn in the order in which we received them - that is on a first-in, first-out basis.


           We do not assess a surrender charge on:

           -       the death benefit;

           - on the withdrawal of premium payments you paid us more than seven years ago;

           - on withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge"); or

           -       on the free withdrawal amount.

        Each Contract year, you may withdraw the free withdrawal amount which is an amount up to the greater of:


           - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or


           - 10% of the Contract Value determined at the time the withdrawal is requested.

           PREMIUM TAXES. We will deduct state premium taxes, which currently range from 0% up to 3.5%, if your state requires us to pay the tax. If applicable, we will make the deduction either: (a) from premium payments as we receive them, (b) from your Contract Value upon surrender or partial withdrawal,
(c) on the annuity start date, or (d) upon payment of a death benefit.


           PORTFOLIO MANAGEMENT FEES AND EXPENSES. Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees. For 2000, these charges ranged from 0.44% to 1.81% annually. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

        COMPENSATION. For information concerning compensation paid for the sale of the Contracts, see "Distribution of the Contracts."


                               Annuity Provisions

           ANNUITY OPTIONS. The Contract allows you to receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The latest annuity start date you may select is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.

           We will use your cash value (less any applicable premium taxes) on the annuity start date to calculate the amount of your income payments under the annuity option you choose.

                      Guaranteed Retirement Income Benefit

           The Guaranteed Retirement Income Benefit provides a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments, once the Contract has been in force for at least 10 Contract years. You may select the Guaranteed Retirement Income Benefit only on your Contract application. We will deduct an additional daily charge from the subaccounts at an annual rate of 0.25% for this benefit.

        The amount of income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity table rates in your Contract for the annuity option you select. On the annuity start date, the amount of income payments we will pay under the Contract will be the greater of:

        - the dollar amount determined under the Guaranteed Retirement Income Benefit; and

        - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and annuity tables described in your Contract.

The income base under the Guaranteed Retirement Income Benefit equals the greater of:

        (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

        (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals

                               Federal Tax Status

           Generally, a Contract's earnings are not taxed until you take them out. For federal tax purposes, if you take money out during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% federal penalty tax on earnings. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered.

        Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. Different tax consequences may apply for a qualified Contract. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    Inquiries

           If you need additional information, please contact us at:

               Service Center
               P.O. Box 724208
               Atlanta, Georgia  31139
               1-877-376-8008 (toll-free)
               8:00 a.m. to 6:00 p.m. Eastern Time

                                    Fee Table
================================================================================

           The purpose of the Fee Table is to help you understand the various costs and expenses that you will pay directly and indirectly by investing in the subaccounts. The Fee Table shows the historic fees and expenses for each portfolio for the fiscal year ended December 31, 2000, except as stated in the footnotes. Expenses for the portfolios are not fixed or specified under the terms of the Contract. Actual portfolio expenses in future years may be higher or lower than the figures stated below.


YOUR TRANSACTION EXPENSES

        Sales Charge Imposed on Premium Payments...................      None
        Maximum Surrender Charge
          (as a percentage of your premium payment) (1)............      7.0%
        Transfer Fee...............................................      No fee for the first 12 transfers
                                                                         in a Contract year; then $25
                                                                         per additional transfer
RECORDS MAINTENANCE CHARGE (2).....................................      $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)
   With Both the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit
        Mortality and Expense Risk Charge.......................................................    1.45%
        Administrative Expenses.................................................................    0.20%
        Total Variable Account Annual Expenses..................................................    1.65%

   With Either the Guaranteed Minimum Death Benefit OR the Guaranteed Retirement Income Benefit
        Mortality and Express Risk Charge.......................................................    1.20%
        Administrative Expenses.................................................................    0.20%
        Total Variable Account Annual Expenses..................................................    1.40%

   With Standard Death Benefit Only
        Mortality and Expense Risk Charge.......................................................    0.95%
        Administrative Expenses.................................................................    0.20%
        Total Variable Account Annual Expenses..................................................    1.15%

ANNUAL PORTFOLIO EXPENSES
(as a percentage of average daily net assets in the subaccounts after fee waivers and expense reimbursements)



                                                                                                TOTAL
                                                   MANAGEMENT     12b-1    SERVICE    OTHER     ANNUAL
NAME OF PORTFOLIO                                     FEES         FEES      FEES    EXPENSES   EXPENSES
-----------------                                  ----------     -----    -------   --------   --------
Calvert Variable Series, Inc.(3)
Calvert Social Small Cap Growth Portfolio             1.00%        0.00%     0.00%     0.61%     1.61%

Dreyfus Variable Investment Fund
  (Service Class Shares)(4)
Quality Bond Portfolio                                0.65%        0.25%     0.00%     0.07%     0.97%
Small Cap Portfolio                                   0.75%        0.25%     0.00%     0.03%     1.03%

The Dreyfus Socially Responsible Growth
Fund, Inc. (Service Class Shares)(4)                  0.75%        0.25%     0.00%     0.03%     1.03%

Fidelity Variable Insurance Products Funds ("VIP")
  (Service Class Shares)(5)
Fidelity VIP Growth Portfolio                         0.57%        0.10%     0.00%     0.09%     0.76%
Fidelity VIP Index 500 Portfolio(6)                   0.24%        0.10%     0.00%     0.10%     0.44%
Fidelity VIP Mid Cap Portfolio                        0.57%        0.10%     0.00%     0.17%     0.84%

Franklin Templeton Variable Insurance Products Trust
  (Class 2 Shares)(7)
Franklin Small Cap Fund(8)                            0.49%        0.25%     0.00%     0.28%     1.02%
Templeton Asset Strategy Fund                         0.60%        0.25%     0.00%     0.22%     1.07%
Templeton Developing Markets Securities Fund          1.25%        0.25%     0.00%     0.31%     1.81%

Goldman Sachs Variable Insurance Trust(9)
Goldman Sachs Capital Growth Fund                     0.75%        0.00%     0.00%     0.25%     1.00%
Goldman Sachs CORE(SM) Small Cap Equity Fund          0.75%        0.00%     0.00%     0.25%     1.00%
Goldman Sachs Mid Cap Value Fund                      0.80%        0.00%     0.00%     0.25%     1.05%

Janus Aspen Series(10)
Janus Aggressive Growth Portfolio (Service            0.65%        0.25%     0.00%     0.02%     0.92%
  Shares)
Janus Balanced Portfolio (Service Shares)             0.65%        0.25%     0.00%     0.02%     0.92%
Janus Capital Appreciation Portfolio                  0.65%        0.00%     0.00%     0.02%     0.67%
  (Institutional Shares)

PIMCO Variable Insurance Trust
  (Administrative Class Shares)(11)
PIMCO Foreign Bond Portfolio                          0.25%        0.00%     0.15%     0.51%     0.91%
PIMCO Low Duration Bond Portfolio                     0.25%        0.00%     0.15%     0.25%     0.65%

Scudder Variable Series I(12)
Scudder Bond Portfolio (Class A Shares)               0.48%        0.00%     0.00%     0.10%     0.58%
Scudder Global Discovery Portfolio (Class A           0.95%        0.00%     0.00%     0.30%     1.25%
  Shares)(13)
Scudder Growth and Income Portfolio (Class A          0.48%        0.00%     0.00%     0.08%     0.56%
  Shares)
Scudder International Portfolio (Class A Shares)      0.82%        0.00%     0.00%     0.14%     0.96%
Scudder Money Market Portfolio                        0.37%        0.00%     0.00%     0.09%     0.46%

Scudder Variable Series II(14)
Scudder Government Securities Portfolio               0.55%        0.00%     0.00%     0.05%     0.60%
Scudder High Yield Portfolio                          0.60%        0.00%     0.00%     0.08%     0.68%
Scudder Small Cap Growth Portfolio                    0.65%        0.00%     0.00%     0.07%     0.72%
SVS Dreman High Return Equity Portfolio(15)           0.75%        0.00%     0.00%     0.09%     0.84%

WM Variable Trust (Class 2 Shares)(16)
WM Equity Income Fund                                 0.63%        0.25%     0.00%     0.18%     1.06%

                                                                         TOTAL
                            MANAGEMENT     12b-1    SERVICE    OTHER     ANNUAL
NAME OF PORTFOLIO              FEES         FEES      FEES    EXPENSES   EXPENSES
-----------------           ----------     -----    -------   --------   --------

WM Mid Cap Stock Fund          0.75%        0.25%     0.00%     0.11%     1.11%
WM Small Cap Stock Fund        0.86%        0.25%     0.00%     0.07%     1.18%


(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

(2) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.


(3) "Other Expenses" for the Calvert Social Small Cap Growth Portfolio reflect an indirect fee. Total Annual Expenses after reduction for fees paid indirectly would be 1.26% for this portfolio.

(4) The Fees shown for the Dreyfus portfolios are for the fiscal year ended December 31, 2000, except that they have been restated to reflect the 12b-1 Fee for the Service Class Shares. The 12b-1 Fees deducted from the Service Class Shares of these portfolios are paid to Farmers for certain administrative and account maintenance services provided by Farmers to Contract owners investing in those portfolios. Other Expenses for the Service Share Class are based on other expenses for the Initial Share Class for the past fiscal year. See the accompanying prospectus for more details.

(5) Actual Total Annual Expenses for Service Class shares of the Fidelity VIP Growth and Mid Cap Portfolios were lower than those shown in the Fee Table because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying prospectus for the Fidelity VIP Funds for details.

(6) Total Annual Expenses for Service Class shares of the Fidelity VIP Index 500 Portfolio are based on estimated expenses.

(7) Class 2 shares of Franklin Templeton Variable Insurance Products Trust have a distribution plan or "Rule 12b-1 Plan" which is paid to Farmers for certain administrative and account maintenance services provided by Farmers to Contract owners investing in this Fund. The Rule 12b-1 Plan is described in the portfolios' prospectus. Because these fees are paid out of Class 2's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

(8) Total Annual Expenses for the Franklin Small Cap Fund differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in that Fund's Annual Report to shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager for the Franklin Small Cap Fund has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Total Annual Expenses are estimated to be 1.06%.

(9) Goldman Sachs Asset Management, the investment adviser, has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the Fee Table (as calculated per annum based on each fund's respective daily net assets). Without the limitations described above, Fund expenses for the fiscal year ended December 31, 2000 would have been: Capital Growth Fund:
Management Fees, 0.75%, Other Expenses, 1.09%, and Total Annual Expenses, 1.84%; CORESM Small Cap Equity: Management Fees, 0.75%, Other Expenses, 0.80%, Total Annual Expenses 1.55%; Mid Cap Value: Management Fees 0.80%, Other Expenses, 0.42%, Total Annual Expenses, 1.22%. The investment adviser may discontinue or modify any limitations in the future at its discretion.

(10) The expense figures shown for the Janus Aspen Portfolios are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.

(11) For the PIMCO Foreign Bond Portfolio, "Other Expenses" reflects a 0.50% administrative fee and 0.01% of interest expense, so that the ratio of net expenses to average net assets excluding interest expense is 0.90%.

(12) Effective 5/1/01, Scudder Variable Life Investment Fund is renamed Scudder Variable Series I.

(13) During fiscal year 2000, the investment adviser for the Scudder Global Discovery Portfolio waived a portion of its management fee. Without the waiver, the Management Fee for that portfolio for the fiscal year ended December 31, 2000 would have been 0.98%, Other Expenses, 0.30% and Total Annual Expenses, 1.28%. The investment adviser may discontinue or modify this waiver in the future. Pursuant to their respective agreements with Scudder Variable Series I, the investment manager and the accounting agent have agreed, for the one-year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Global Discovery (Class A Shares) to 1.25%.

(14) Effective 5/1/01, Kemper Variable Series is named Scudder Variable Series II and the Portfolios are re-branded from Kemper and KVS to Scudder and SVS.

(15) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expense of the SVS Dreman High Return Equity Portfolio to 0.87%.

(16) The expense figures shown for the WM Variable Trust are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect the elimination of an administrative fee. The initial shareholder of Class 2 Shares has approved a distribution plan under which payments of 12b-1 fees are expected, upon Trustee approval, to be made to Farmers for certain administrative and account maintenance services provided by Farmers to Contract owners investing in these portfolios. The distribution plan is described in the portfolios' prospectus and statement of additional information.

EXAMPLES

               The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples are based on the actual charges and expenses for the variable account and for each portfolio for the fiscal year ended December 31, 2000, as stated in the Fee Table. These examples assume that the fee waivers/reimbursements will continue for the length of the time shown in the examples.

Example 1                                               Example 2
---------                                               ---------
Example 1 below shows the dollar amount of              Example 2 has the same assumptions as
expenses that you would bear directly or                Example 1, except that you selected
indirectly if you:                                      neither the Guaranteed Minimum Death
                                                        Benefit nor Guaranteed Retirement Income
-    invested $1,000 in a subaccount;                   Benefit, resulting in total variable
                                                        account expenses of 1.15%.
-    earned a 5% annual return on your
     investment;

-    fully surrendered your Contract, or
     began receiving annuity payments,
     with applicable surrender charges
     deducted; and

-    selected both the optional
     Guaranteed Minimum Death Benefit
     (with an annual charge of 0.25%)
     and the optional Guaranteed
     Retirement Income Benefit (with an
     annual charge of 0.25%), resulting
     in total variable account expenses
     of 1.65%.




ASSUMES YOU SURRENDER OR ANNUITIZE THE CONTRACT                 EXAMPLE 1            EXAMPLE 2
SUBACCOUNT                                                  1 YEAR    3 YEARS    1 YEAR     3 YEARS
----------                                                  ------    -------    ------     -------
Calvert Variable Series, Inc.

   Calvert Social Small Cap Growth Portfolio                  94        149        89         135

Dreyfus Variable Investment Fund
  (Service Class Shares)

   Quality Bond Portfolio                                     88        131        83         117

   Small Cap Portfolio                                        89        133        84         119

The Dreyfus Socially Responsible Growth Fund, Inc.
  (Service Class Shares)

   Dreyfus Socially Responsible Growth Fund                   89        133        84         119

Fidelity Variable Insurance Products Funds ("VIP")
  (Service Class Shares)

   Fidelity VIP Growth Portfolio                              86        125        81         111

   Fidelity VIP Index 500 Portfolio                           83        116        78         101

   Fidelity VIP Mid Cap Portfolio                             87        127        82         113

Franklin Templeton Variable Insurance Products Trust
  (Class 2 Shares)

   Franklin Small Cap Fund                                    88        133        84         118

   Templeton Asset Strategy Fund                              89        134        84         120

   Templeton Developing Markets Securities Fund               96        155        91         141

Goldman Sachs Variable Insurance Trust

   Goldman Sachs Capital Growth Fund                          88        132        84         118

   Goldman Sachs CORE(SM) Small Cap Equity Fund               88        132        84         118

   Goldman Sachs Mid Cap Value Fund                           89        133        84         119


                               JANUS ASPEN SERIES

   Janus Aggressive Growth Portfolio (Service Shares)         88        130        83         115

   Janus Balanced Portfolio (Service Shares)                  88        130        83         115

   Janus Capital Appreciation Portfolio
   (Institutional Shares)                                     85        123        80         108

          PIMCO VARIABLE INSURANCE TRUST (Administrative Class Shares)

   PIMCO Foreign Bond Portfolio                               87        129        83         115

   PIMCO Low Duration Bond Portfolio                          85        122        80         108

ASSUMES YOU SURRENDER OR ANNUITIZE THE CONTRACT                 EXAMPLE 1            EXAMPLE 2

SUBACCOUNT                                                  1 YEAR    3 YEARS    1 YEAR     3 YEARS
----------                                                  ------    -------    ------     -------
Scudder Variable Series I
  (formerly Scudder Variable Life Investment Fund)

   Scudder Bond Portfolio (Class A Shares)                    84        120        80         105

   Scudder Global Discovery Portfolio (Class A Shares)        91        139        86         125

   Scudder Growth and Income Portfolio (Class A Shares)       84        119        79         105

   Scudder International Portfolio (Class A Shares)           88        131        83         117

   Scudder Money Market Portfolio                             83        117        78         102

Scudder Variable Series II
  (formerly Kemper Variable Series)

   Scudder Government Securities Portfolio                    85        121        80         106

   Scudder High Yield Portfolio                               85        123        81         108

   Scudder Small Cap Growth Portfolio                         86        124        81         110

   SVS Dreman High Return Equity Portfolio                    87        127        82         113

WM VARIABLE TRUST (Class 2 Shares)

   WM Equity Income Fund                                      89        134        84         119

   WM Mid Cap Stock Fund                                      89        135        85         121

   WM Small Cap Stock Fund                                    90        137        85         123

Example 3                                               Example 4
---------                                               ---------
Example 3 has the same assumptions as Example 1,        Example 4 has the same assumptions as Example
except that you decided not to surrender your           3, except that you selected neither the
Contract or begin receiving annuity payments.           optional Guaranteed Minimum Death Benefit nor
Surrender charges are not deducted.  Like Example       the optional Guaranteed Retirement Income
1, we assume that you selected both the optional        Benefit, resulting in total variable annuity
Guaranteed Minimum Death Benefit (with an annual        expenses of 1.15%.
charge of 0.25%) and the Guaranteed Retirement
Income Benefit (with an annual charge of 0.25%),
resulting in total variable account expenses of
1.65%.




  ASSUMES YOU DO NOT SURRENDER OR ANNUITIZE THE
  CONTRACT                                                      EXAMPLE 3            EXAMPLE 4

SUBACCOUNT                                                  1 YEAR    3 YEARS    1 YEAR     3 YEARS
----------                                                  ------    -------    ------     -------

  Calvert Variable Series, Inc.

     Calvert Social Small Cap Growth Portfolio              34        104        29         89

  Dreyfus Variable Investment Fund (Service Class Shares)

     Quality Bond Portfolio                                 28         85        23         70

     Small Cap Portfolio                                    28         87        23         72

  The Dreyfus Socially Responsible Growth Fund, Inc.
   (Service Class Shares)

     Dreyfus Socially Responsible Growth Fund               28         87        23         72

  Fidelity Variable Insurance Products Funds ("VIP")
   (Service Class Shares)

     Fidelity VIP Growth Portfolio                          26         79        21         64

     Fidelity VIP Index 500 Portfolio                       23         69        17         54

     Fidelity VIP Mid Cap Portfolio                         27         81        22         66

  Franklin Templeton Variable Insurance Products Trust
   (Class 2 Shares)

     Franklin Small Cap Fund                                28         87        23         72

     Templeton Asset Strategy Fund                          29         88        24         73

     Templeton Developing Markets Securities Fund           36        110        31         95

  Goldman Sachs Variable Insurance Trust

     Goldman Sachs Capital Growth Fund                      28         86        23         71

     Goldman Sachs CORE(SM) Small Cap Equity Fund           28         86        23         71

     Goldman Sachs Mid Cap Value Fund                       29         88        24         73

                               JANUS ASPEN SERIES

     Janus Aggressive Growth Portfolio (Service Shares)     27         84        22         69

     Janus Balanced Portfolio (Service Shares)              27         84        22         69

     Janus Capital Appreciation Portfolio                   25         76        20         61
      (Institutional Shares)

  PIMCO Variable Insurance Trust (Administrative Class Shares)

     PIMCO Foreign Bond                                     27         84        22         69

     PIMCO Low Duration Bond                                25         76        20         61

  Scudder Variable Series I
  (formerly Scudder Variable Life Investment Fund)

     Scudder Bond Portfolio (Class A Shares)                24         74        19         58

     Scudder Global Discovery Portfolio (Class A            31         94        26         79
      Shares)

     Scudder Growth and Income Portfolio (Class A           24         73        19         58
      Shares)

     Scudder International Portfolio (Class A Shares)       28         85        23         70

     Scudder Money Market Portfolio                         23         70        18         55

                 Scudder Variable Series II (formerly Kemper Variable Series)


  ASSUMES YOU DO NOT SURRENDER OR ANNUITIZE THE
  CONTRACT                                                      EXAMPLE 3            EXAMPLE 4

SUBACCOUNT                                                  1 YEAR    3 YEARS    1 YEAR     3 YEARS
----------                                                  ------    -------    ------     -------

     Scudder Government Securities Portfolio                24         74        19         59

     Scudder High Yield Portfolio                           25         77        20         62

     Scudder Small Cap Growth Portfolio                     25         78        20         63

     SVS Dreman High Return Equity Portfolio                27         81        22         66

                       WM VARIABLE TRUST (Class 2 Shares)

     WM Equity Income Fund                                  29         88        24         73

     WM Mid Cap Stock Fund                                  29         89        24         75

     WM Small Cap Stock Fund                                30         92        25         77


           The examples assume that you made no transfers. The examples also do not take into account any premium taxes. The examples reflect the Records Maintenance Charge of $30 as an annual charge of 0.13% which we calculated by dividing the total Records Maintenance Charges expected to be collected during a year by an assumed average investment of $23,000 in the Contract.


PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown in the examples. Similarly your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information



        We have included in Appendix A a financial history of the three sets of accumulation unit values for the subaccounts that reflect the three levels of Variable Account Annual Expenses available under the Contract.


                 ABOUT FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            AND THE VARIABLE ACCOUNT
================================================================================


Farmers New World Life Insurance Company

           Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.

           Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.


           Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 43 states and the District of Columbia. The states where Farmers is not licensed are Alaska, Florida, Louisiana, New Hampshire, New York, North Carolina, and Vermont.


Farmers Annuity Separate Account A

           We established the Farmers Annuity Separate Account A (the "variable account") as a variable account under Washington insurance law on April 6, 1999. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.


           Although the assets in the variable account are our property, the portion of the assets in the variable account that are attributable to variable annuity contracts are not chargeable with the liabilities arising out of any other business that we may conduct. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the variable account are credited to or charged against the variable account without regard to our other income, gains or losses. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.

           The variable account is divided into 30 subaccounts. Additional subaccounts may be available in the future. Each subaccount invests exclusively in shares of a single portfolio of a fund. The income, gains and losses, whether or not realized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.


           The variable account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the variable account, the funds or of us by the SEC. The variable account is also subject to the laws of the State of Washington which regulate the operations of insurance companies domiciled in Washington.


                                 THE PORTFOLIOS
================================================================================


        Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company.

           The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

           Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

           Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.

           An investment in a subaccount, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

Investment Objectives of the Portfolios

           The investment objective of each portfolio is summarized below. NO ONE CAN PROMISE THAT ANY PORTFOLIO WILL MEET ITS INVESTMENT OBJECTIVES. Amounts you have allocated to the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios possibly will not meet their investment objectives.

        You can find more detailed information, including a description of risks, fees and expenses of each portfolio, in the prospectuses for the portfolios which accompany this prospectus.

CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES. YOU SHOULD CAREFULLY READ THE PROSPECTUSES FOR THE PORTFOLIOS BEFORE YOU INVEST.


PORTFOLIO                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                    -------------------------------------------
Calvert Social Small Cap     Seeks to achieve long-term capital appreciation by
Growth Portfolio             investing primarily in the equity securities of companies that have small market capitalizations.  Investment adviser is Calvert
                             Asset Management Company, Inc.  The sub-advisor is Awad Asset
                             Management, Inc.

Dreyfus VIF Quality Bond     Seeks to maximize current income as is consistent with
Portfolio (Service Class)    the preservation of capital and the maintenance of
                             liquidity. Investment adviser is The Dreyfus Corporation.

Dreyfus VIF Small Cap        Seeks to maximize capital appreciation.  Investment adviser is The
Portfolio (Service Class)    Dreyfus Corporation.

The Dreyfus Socially         Seeks to provide capital growth, with current income as a secondary
Responsible Growth Fund,     goal.  Investment adviser is The Dreyfus Corporation.  The sub-adviser
Inc. (Service Class)         is NCM Capital Management Group, Inc.

Fidelity VIP Growth          Seeks to achieve capital appreciation.  Investment adviser is Fidelity
Portfolio (Service Class)    Management & Research Company.  The sub-advisor is Fidelity Management
                             & Research Company, Inc.

Fidelity VIP Index 500       Seeks investment results that correspond to the total
Portfolio (Service Class)    return of common stocks publicly traded in the United
                             States, as represented by the Standard & Poor's 500(SM)

PORTFOLIO                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                    -------------------------------------------
                             Index. Investment adviser is Fidelity Management & Research Company.
                             The sub-adviser is Deutsche Asset Management, Inc.

Fidelity VIP Mid Cap         Seeks long-term growth of capital.  Investment adviser is Fidelity
Portfolio (Service Class)    Management & Research Company.  The sub-advisor is Fidelity Management
                             & Research Company (U.K.), Inc.

Franklin Small Cap Fund      Seeks long-term capital growth.  Investment adviser is Franklin
(Class 2)                    Advisers, Inc.

Templeton Asset Strategy     Seeks high total return.  Investment adviser is Templeton Investment
Fund (Class 2)               Counsel, LLC.

Templeton Developing         Seeks long-term capital appreciation.  Investment adviser is Templeton
Markets Securities Fund      Asset Management Ltd.
(Class 2)

Goldman Sachs Capital        Seeks long-term growth of capital.  Investment adviser is Goldman Sachs
Growth Fund                  Asset Management.

Goldman Sachs CORE(SM)       Seeks long-term growth of capital.  Investment adviser is Goldman Sachs
Small Cap Equity Fund        Asset Management.

Goldman Sachs Mid Cap        Seeks long-term capital appreciation.  Investment adviser is Goldman
Value Fund                   Sachs Asset Management.

Janus Aggressive Growth      Seeks long-term growth of capital.  Investment adviser is Janus
Portfolio (Service)          Capital.

Janus Balanced Portfolio     Seeks long-term capital growth, consistent with preservation of capital
(Service)                    and balanced by current income.  Investment adviser is Janus Capital.

JANUS CAPITAL APPRECIATION   Seeks long-term growth of capital.  Investment adviser is Janus Capital.
PORTFOLIO (INSTITUTIONAL)

PIMCO Foreign Bond           Seeks maximum total return, consistent with preservation of capital and
Portfolio (Administrative    prudent investment management.  Investment adviser is Pacific
Class)                       Investment Management Company LLC.

PIMCO Low Duration Bond      Seeks maximum total return, consistent with preservation of capital and
Portfolio (Administrative    prudent investment management.  Investment adviser is Pacific
Class)                       Investment Management Company LLC.

Scudder* Bond Portfolio      Seeks to provide a high level of income consistent with a high quality
(Class A)                    portfolio of debt securities. Investment adviser is Zurich Scudder
                             Investments, Inc.

Scudder* Global Discovery    Seeks above-average capital appreciation over the long term by
Portfolio (Class A)          investing primarily in equity securities of small companies located throughout the world.  Investment adviser is Zurich Scudder
                             Investments, Inc.

Scudder* Growth and Income   Seeks long-term growth of capital, current income and growth of income.
Portfolio (Class A)          Investment adviser is Zurich Scudder Investments, Inc.

Scudder* International       Seeks long-term growth of capital primarily through diversified
Portfolio (Class A)          holdings of marketable foreign equity investments.  Investment adviser is Zurich Scudder Investments, Inc.

Scudder* Money Market        Seeks to maintain stability of capital and, consistent therewith, to
Portfolio                    maintain the liquidity of capital and to provide current income.
                             Investment adviser is Zurich Scudder Investments, Inc.

Scudder** GOVERNMENT         Seeks high current income consistent with preservation of capital.
SECURITIES PORTFOLIO         Investment adviser is Zurich Scudder Investments, Inc.

Scudder** HIGH YIELD         Seeks to provide a high level of current income.  Investment adviser is
PORTFOLIO                    Zurich Scudder Investments, Inc.

Scudder** SMALL CAP GROWTH   Seeks maximum appreciation of investors' capital. Investment adviser is
PORTFOLIO                    Zurich Scudder Investments, Inc.

SVS** DREMAN HIGH RETURN     Seeks to achieve a high rate of total return. Investment adviser is
EQUITY PORTFOLIO             Zurich Scudder Investments, Inc; investment sub-adviser is Dreman Value
                             Management L.L.C.

PORTFOLIO                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                    -------------------------------------------
WM Equity Income Fund        Seeks to provide a relatively high level of current income while
(Class 2 Shares)             achieving long-term growth of income and capital. The investment adviser is WM Advisors, Inc.

WM Mid Cap Stock Fund        Seeks to provide long-term capital appreciation. The investment
(Class 2 Shares)             adviser is WM Advisors, Inc.

WM Small Cap Stock Fund      Seeks long-term capital appreciation.  The investment adviser is WM
(Class 2 Shares)             Advisors, Inc.



* formerly Scudder Variable Life Investment Fund

** formerly Kemper Variable Series or KVS


Availability of the Portfolios

           We cannot guarantee that each portfolio will always be available for investment through the Contracts.


           We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the variable account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.


           We also reserve the right in our sole discretion to establish additional subaccounts, or eliminate or combine one or more subaccounts. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. Additional information regarding the substitutions of investments and resolving conflicts among funds may be found in the SAI.

                                THE PAY-IN PERIOD
================================================================================


        The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

Purchasing a Contract

           You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.

           To purchase a Contract, you must complete an application and send it with your premium to us through one of our authorized agents who is also a registered representative. Contracts may be sold to or in connection with retirement plans that qualify for special tax treatment.


           Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in higher federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

           If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.


        We will not issue you a Contract if you are older than age 90 on the issue date.


Cancellation - The 10 Day Right to Examine Period


           You have the right to cancel the Contract for any reason within 10 days after you receive it. In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send it to our Home Office at Mercer Island, Washington, before the end of the right to cancel period.

        In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.

Designating Your Investment Options


           When you complete your application, you will give us instructions on how to allocate your first premium payment among the 30 subaccounts and the fixed account. The amount you direct to a particular subaccount and/or to the fixed account must be in whole percentages from 1% to 100% of the premium payment, and must equal at least $500.

           If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.

           The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.

           If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first valuation day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

           We may reject any application or premium payment for any reason permitted by law.


Tax-Free `Section 1035' Exchanges

        You can generally exchange one annuity for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).


Additional Premium Payments

           There are no requirements on how many premium payments to make. You determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers).

           We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Tax Code may also limit the amount of premiums you may make.

           We will credit any additional premium payments you make to your Contract at the accumulation unit value next computed at the end of the valuation day on which we receive them at the

Service Center. Our valuation day usually closes at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time). If we receive your premium payments after the close of a valuation day, we will calculate and credit them as of the end of the next valuation day.

        We will direct your premium payment to the subaccounts and/or the fixed account according to your written instructions in effect at the time we receive it at the Service Center. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. You may change your instructions at any time by sending us a written request or by telephone authorization. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.

        THE VALUE OF YOUR CONTRACT INVESTED IN A SUBACCOUNT WILL VARY WITH THE INVESTMENT PERFORMANCE OF THAT SUBACCOUNT. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.


                               YOUR CONTRACT VALUE

================================================================================

Variable Account Value

           Your variable account value will reflect the investment experience of the selected subaccounts, any premium payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum variable account value.

           CALCULATING VARIABLE ACCOUNT VALUE

           Your variable account value is determined at the end of each valuation day. The value will be the total of your Contract's value in each of the subaccounts. We determine your Contract's value in each subaccount by multiplying that subaccount's unit value for the relevant valuation period by the number of accumulation units of that subaccount allocated to the Contract.

           NUMBER OF ACCUMULATION UNITS

           Any amounts you allocate or transfer to the subaccounts will be converted into subaccount accumulation units. We determine the number of accumulation units to be credited to your Contract by dividing the dollar amount being allocated or transferred to a subaccount by the accumulation unit value for that subaccount at the end of the valuation day during which the amount was allocated or transferred. The number of accumulation units in any subaccount will be increased at the end of the valuation day by:

           - any premium payments allocated to the subaccount during the current valuation day; and

           - by any amounts transferred to the subaccount from another subaccount or from the fixed account during the current valuation day.

           Any amounts transferred, surrendered or deducted from a subaccount will be processed by canceling or liquidating accumulation units. The number of accumulation units to be canceled is determined by dividing the dollar amount being removed from a subaccount by the accumulation unit value for that subaccount at the end of the valuation day during which the amount was removed. The number of accumulation units in any subaccount will be decreased at the end of the valuation day by:

           - any amounts transferred (including any applicable transfer fee) from that subaccount to another subaccount or to the fixed account on that valuation day;

           - any amounts withdrawn or surrendered (including any applicable surrender charges and premium taxes) on that valuation day; and

           - the Records Maintenance Charge, if assessed on that valuation day.

           ACCUMULATION UNIT VALUE


           The accumulation unit value for each subaccount's first valuation day was set at the amount shown in Appendix A. The accumulation unit value for each subaccount is recalculated at the end of each valuation day by multiplying the accumulation unit value at the end of the immediately preceding valuation day by the Net Investment Factor for the valuation day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each valuation period.


           We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.


           The formula for computing the Net Investment Factor is in the Statement of Additional Information.



                      TRANSFERS BETWEEN INVESTMENT OPTIONS



================================================================================

        After the right to examine period has expired and before the annuity start date, you may transfer all or part of the amount in a subaccount or the fixed account to another subaccount or the fixed account, subject to the restrictions described below.

           The minimum amount that you may transfer is $100 or your total value in that subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.

           You may make one transfer from the fixed account to the subaccounts each Contract year during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date. You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).



           Transfers will be processed based on the accumulation unit values determined at the end of the valuation day on which we receive your written request or telephone authorization to transfer, provided we receive the request at our Service Center before the close of our valuation day, usually 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time). If we receive your request after the close of our valuation day, we will process the transfer request using the accumulation unit value for the next valuation day. There currently is no limit on the number of transfers that you can make among subaccounts or to the fixed account.

           We may suspend or modify this transfer privilege at any time.

Automatic Asset Rebalancing Program

           The automatic asset rebalancing program permits you to maintain the percentage of the Contract Value allocated to each subaccount at a pre-set level. Under the program, automatic transfers are made among the subaccounts on a quarterly basis so that your Contract Value is reallocated to match the percentages you specify. Asset rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

        Transfers under this program are not subject to the $100 minimum transfer limitation. We will not charge a transfer fee for asset rebalancing. You may not include the fixed account in the asset rebalancing program. We may change, terminate, limit or suspend automatic asset rebalancing at any time.


           You may elect automatic asset rebalancing on your application or you may enroll in automatic asset rebalancing at any time by submitting a request to the Service Center. You may cancel your participation in the program at any time. Automatic asset rebalancing is not available after the annuity start date.


        We may suspend or modify this automatic asset rebalancing program at any time.

THIRD PARTY TRANSFERS

           If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.

EXCESSIVE TRADING LIMITS

           We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner if:

           - we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

           - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

        We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

Dollar Cost Averaging Program

        Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

        Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.


        You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. We must receive the form at least 5 valuation days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.


        We may suspend or modify this dollar cost averaging program at any time.

TELEPHONE TRANSFERS


           Unless you notify us on your application or in writing that you do not want the ability to make transfers by telephone, generally you will have the ability to make a transfer by giving us instructions over the telephone. (In some states you may have to elect telephone transfers.) You may use your telephone to authorize a transfer from one subaccount or the fixed account to another subaccount or the fixed account, to change the allocation instructions for future investments, and/or to change asset rebalancing and dollar cost averaging programs.

           We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures.

        The procedures that we may follow for telephone transfers include:

           - providing you with a written confirmation of all transfers made according to telephone instructions,

           - requiring a form of personal identification prior to acting on instructions received by telephone, and

           -       tape recording instructions received by telephone.


        We will process any telephone transfer order that is completely received at the Service Center before the NYSE closes (usually 4:00 p.m. Eastern time). We cannot guarantee that telephone transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.


           We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason.

Transfer Fee

           We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make per Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. See "Fees and Charges."


                              ACCESS TO YOUR MONEY


================================================================================

Surrenders

        At any time before the annuity start date, you may surrender your Contract for its cash value.

        The cash value is equal to :

                -       the Contract Value; minus

                -       any applicable surrender charges; minus

                -       any premium taxes not previously deducted; minus

                -       the Records Maintenance Charge unless waived.

           The cash value will be determined at the accumulation unit value next determined as of the close of business on the day we receive your written request for surrender at the Service Center, unless you specify a later date in your request. If we receive your written request after the close of our business day, usually 4:00 p.m. Eastern Time, we will determine the surrender value as of the next business day. The cash value will be paid in a lump sum unless you request payment under an annuity option. A surrender may have adverse federal income tax consequences, including a penalty tax. See "Federal Tax Consequences."

Partial Withdrawals

           Once each calendar quarter before the annuity start date, you may request a withdrawal of part of your cash value. Partial withdrawals are subject to the following conditions:

           -       the minimum amount you can withdraw is $100; and

           - you may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

        We will withdraw the amount you request from the Contract Value as of the valuation day on which we receive your written request for the partial withdrawal at our Service Center, provided we receive it before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request after the close of our business day, we will make the withdrawal as of the next business day. We will then reduce the amount remaining in the Contract by any applicable surrender charge plus the dollar amount we sent to you.

           You may specify how much you wish to withdraw from each subaccount and/or the fixed account. If you do not specify, or if you do not have sufficient assets in the subaccounts or fixed account you specified to comply with your request, we will make the partial withdrawal on a pro rata basis from the fixed account and those subaccounts in which you are invested. We will base the pro rata reduction on the ratio that the value in each subaccount and the fixed account has to the entire Contract Value before the partial withdrawal.

           Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."

        If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."

           INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

           Your right to make surrenders and partial withdrawals is also subject to any restrictions imposed by applicable law or employee benefit plan.

           See "Surrender Charges" for an explanation of the surrender charges that may apply.

Systematic Withdrawal Plan

           After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts. We will make these withdrawals on a monthly basis. You must complete an enrollment form and send it to the Service Center. You may terminate the systematic withdrawal plan at any time.

           There are some limitations to the systematic withdrawal plan:


           -       withdrawals must be at least $100;

           - you must have a minimum balance at least equal to the amount you want to withdraw;

           - we will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount; and

           - you may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.


           Income taxes and tax penalties may apply to the amount withdrawn. We may suspend or modify the systematic withdrawal plan at any time.


                                 DEATH BENEFITS




================================================================================


        Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.

DEATH BENEFITS BEFORE THE ANNUITY START DATE

           We will pay a death benefit to the beneficiary if any of the following occurs during the pay-in period:

           -       the owner or any joint owner dies, or

           -       the last surviving annuitant dies.

        If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.

        STANDARD DEATH BENEFIT

           If you have not selected the Guaranteed Minimum Death Benefit on your application, and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:

           - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or

           - the minimum death benefit. The minimum death benefit equals the sum of all premiums, minus proportional reductions for withdrawals.


        In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday, or the death of an owner who is not an annuitant.


        The proportional reduction in the minimum death benefit equals:

           - the minimum death benefit immediately prior to the withdrawal; multiplied by

           - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT


        On your Contract application, you may select the Guaranteed Minimum Death Benefit. Under this benefit, the death benefit payable in the event of the last surviving annuitant's death is enhanced as described below. This death benefit is only payable during the pay-in period and is not available after the annuity start date. No Guaranteed Minimum Death Benefit is ever payable if a non-annuitant owner dies; this benefit is only payable on the death of an owner if that owner is the last surviving annuitant.


        If you select this option, we will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

        Under the Guaranteed Minimum Death Benefit, the death benefit we will pay upon the death of the last surviving annuitant is the greatest of the following:

                1.      the standard death benefit as described above;

                2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or

                3. the Greatest Anniversary Value on any contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

                        The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.


        If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

        If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

        The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:

                - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and


                - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.

        The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.

           In determining the death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

           The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

Distribution Upon Death


           If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.


        In all events, death benefit distributions will be made from the Contract in accordance with Section 72(s) of the Tax Code.

        If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

        If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. If the Contract is continued with the Guaranteed Minimum Death Benefit rider in effect, the spouse should consider terminating the rider, as the Guaranteed Minimum Death Benefit cannot be paid on the death of the surviving spouse.


        If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if the annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.

DEATH BENEFITS ON OR AFTER THE ANNUITY START DATE

           If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If you are not the annuitant and you die while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before your death.


                                FEES AND CHARGES



================================================================================


Mortality and Expense Risk Charge

           As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

           The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

           If you choose either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income, we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you choose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."

ASSET-BASED ADMINISTRATION CHARGE

           We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports,

Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

TRANSFER FEE

           A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

SURRENDER CHARGE

           We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

        As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and
(b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:


  Number of Completed Years from the                     Surrender Charge
     Date of Premium Payments                                Percentage
  ----------------------------------                     ----------------
                  0                                              7%
                  1                                              6%
                  2                                              5%
                  3                                              5%
                  4                                              4%
                  5                                              3%
                  6                                              2%
                  7 and later                                    0%

        In determining surrender charges, we will deem premiums to be surrendered in the order in which they were received - that is, on a first-in, first-out basis.


        Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier.


        We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount if the Contract Value is less than your total premium payments due to negative investment performance.

        When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.


           FREE WITHDRAWAL AMOUNT

        In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:


           - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or


           - 10% of the Contract Value determined at the time the withdrawal is requested.


Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.


        EXAMPLE OF SURRENDER CHARGE CALCULATION

        This example is for a Contract issued on July 1, 2000 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.

        The owner wishes to withdraw $4,000 on September 15, 2003. Suppose the Contract Value is $12,700 on that date, before the withdrawal.

The free withdrawal amount is the larger of (a) and (b):


        (a) $12,700 - $10,000 = $2,700

        (b) (10%)($12,700) = $1,270


The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

        ($4,000 - $2,700)(5%) = $65

In this example, the owner wishes to fully surrender the Contract in year 3. The surrender charge is calculated as follows:

        ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.

Assume the same facts but Contract Value declined to $8,000. The free withdrawal amount is the larger of (a) and (b):

        (a)$8,000 - $10,000 = $-2,000

        (b)(10%)($8,000) = $800

The surrender charge is calculated as follows:

        ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14


Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.

           WAIVER OF SURRENDER CHARGE RIDERS

        If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:

           - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

           - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.

RECORDS MAINTENANCE CHARGE

           At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

           We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.


PORTFOLIO MANAGEMENT FEES AND EXPENSES

           Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees. For 2000, total portfolio fees and charges ranged from 0.44% to 1.81%. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

        We (and our affiliates) receive compensation from certain investment advisers and/or administrators (and/or an affiliate thereof) of the portfolios in connection with administrative or other services we provide and cost savings experienced by the investment advisers, administrators or affiliate. Such compensation may range from 0.10% to 0.25% and is based on a percentage of assets of the particular portfolios attributable to the Contract, and in some cases, other contracts issued by Farmers (or its affiliates). We also receive the service fees and all or a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for providing certain services permitted under the fund's 12b-1 plan. Some advisers, administrators, or portfolios may pay us more than others.


PREMIUM TAXES

           Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:

           -       from premium payments as we receive them,

           - from Contract Value upon surrender or partial withdrawal, o on the annuity start date, or

           -       upon payment of a death benefit.

Other Taxes

           Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.


                                The Payout Period



================================================================================


The Annuity Start Date


           The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).


        In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

ANNUITY OPTIONS

           You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments.

           You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.


           If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.


        A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

Determining the Amount of Your Annuity Payment

           On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

           For qualified Contracts, distributions must satisfy certain requirements specified in the Tax Code.

FIXED ANNUITY PAYMENTS

           Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

           The amount of each payment depends on:

           -       the form and duration of the annuity option you choose;

           -       the age of the annuitant;

           -       the sex of the annuitant (if applicable);


           -       the amount of your Cash Value on the annuity start date; and


           -       the applicable guaranteed annuity tables in the Contract.

           The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

GUARANTEED ANNUITY TABLES

           The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

           The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:


              Annuity Start Date                 Adjusted Age is Age Minus
              ------------------                 -------------------------
                 Before 2001                             0 Years
                2001 to 2010                             1 Year
                2011 to 2020                             2 Years
                2021 to 2030                             3 Years
                2031 to 2040                             4 Years
                 After 2040                              5 Years


        Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun.

           After the annuity start date, the Contract no longer participates in the variable account.

DESCRIPTION OF ANNUITY OPTIONS

        FIRST OPTION - LIFE INCOME.* We will make payments for the annuitant's lifetime. We will stop making monthly payments with the last payment due prior to the annuitant's death.

        SECOND OPTION - LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period.

        THIRD OPTION - JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.


        The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).

        Other options may be available.


---------------

* IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

                      Guaranteed Retirement Income Benefit

================================================================================


        We offer an optional Guaranteed Retirement Income Benefit under this Contract. Here are some terms you will need to know before reading this section:


        - THE GUARANTEED ANNUITY RATES are the rates contained in your Contract under "Guaranteed Annuity Tables."


        -       INCOME BASE equals the greater of:

                (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

                (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

           In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.


           The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:

                -       the income base under the item being considered (either
                        (i) or (ii) above) immediately prior to the withdrawal; MULTIPLIED BY


                - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.

                                      * * *

        The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You must select the Guaranteed Retirement Income Benefit on your initial Contract application. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.

        If you select the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each valuation day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. See "Fees and Charges."

        You may choose to receive the Guaranteed Retirement Income Benefit on the annuity start date, if all of the following conditions are met:

           - You choose an annuity option that provides payments for the lifetime of - or more annuitants with payments guaranteed for a period not to exceed 10 years;

           - You select an annuity start date that is on or after the 10th Contract anniversary;

           - You select an annuity start date that occurs within 30 days following a Contract anniversary;

           - The annuity start date is before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.

If you do not meet these conditions, you lose the benefit of the Rider.

        The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:

           - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

           - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.

        We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.


        THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When buying the Guaranteed Retirement Income Benefit, you take the risk that you may pay for the rider's insurance but never receive the benefit.


        The Guaranteed Retirement Income Benefit may not be available in all states, and it may vary by state.

                                THE FIXED ACCOUNT

================================================================================


        You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of a least 3% per year on amounts in the fixed account. The fixed account is part of our general account. Our general account supports our insurance and annuity obligations. Because the fixed account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

           The fixed account is not registered with the SEC under the Securities Act of 1933 (the "1933 Act"). Neither the fixed account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the fixed account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the fixed account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Fixed Account Value

           On each valuation period (before the annuity start date), the fixed account value is equal to:

           -       the total of premiums allocated to the fixed account; minus

           -       any applicable premium taxes; plus

           -       amounts transferred from the subaccounts; increased by

           -       any credited interest; and decreased by

           - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.

           We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

           The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

           We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

           We allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

FIXED ACCOUNT TRANSFERS

           GENERAL

           A transfer charge of $25 will be imposed for the thirteenth and each subsequent request you make to transfer Contract Value from one or more subaccounts to the fixed account (or to one or more subaccounts) during a single Contract year before the annuity start date.

           Before the annuity start date, you may make one transfer each Contract year during the 30 days following a Contract anniversary from the fixed account to one or more of the subaccounts.

           You may not make transfers from any subaccount to the fixed account during the six months following any transfer you make from the fixed account to any subaccount, or after you begin to receive annuity payments.

           PAYMENT DEFERRAL

           We have the right to defer payment of any surrender, partial withdrawal, or transfer from the fixed account for up to six months from the date we receive your written request at the Service Center. During such deferral, we will continue to credit interest at the current guaranteed interest rate for the fixed account.


                    INVESTMENT PERFORMANCE OF THE SUBACCOUNTS

================================================================================

        The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

           First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

           Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

           Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

           Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


        We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.


           In advertising and sales literature (including illustrations), the performance of each subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or portfolios of mutual funds with investment objectives similar to the subaccount. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

           Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

           Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

           We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a subaccount's investment returns, or returns in general. We may illustrate this information by using tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the subaccount investment experience is positive.


                                  VOTING RIGHTS
================================================================================

        We are the legal owner of the portfolio shares held in the subaccounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other contract owners as to how we should vote the portfolio shares held in the subaccounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

           When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the subaccount invests. It may include fractional shares. Before the annuity start date, you hold a voting interest in each subaccount to which the Contract Value is allocated. If you have a voting interest in a subaccount, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

           If we do not receive timely voting instructions for portfolio shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the SAI.


                              FEDERAL TAX MATTERS


================================================================================


        The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.


           We believe that our Contracts will qualify as annuity contracts for federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts."


           When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

           If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

           We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

Taxation of Non-Qualified Contracts

           NON-NATURAL PERSON

           If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

           The following discussion generally applies to Contracts owned by natural persons.

           WITHDRAWALS

           When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

           PENALTY TAX ON CERTAIN WITHDRAWALS

           In the case of a distribution from a Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

           -       made on or after the taxpayer reaches age 59 1/2;

           -       made on or after the death of an Owner;

           -       attributable to the taxpayer's becoming disabled; or

           - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

           Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

           ANNUITY PAYMENTS

           Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

           TAXATION OF DEATH BENEFIT PROCEEDS

           Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

           TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT


           A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.


           WITHHOLDING

           Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

           MULTIPLE CONTRACTS

           All non-qualified defined annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

        FURTHER INFORMATION

        We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading ?Tax Status of the Contracts.?

TAXATION OF QUALIFIED CONTRACTS

           The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

           INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the use of the Contract and the riders as a traditional IRA and a SIMPLE IRA. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements.


        SIMPLE IRAs, permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


        ROTH IRAs, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


        SEP IRAs, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.


OTHER TAX ISSUES


        Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.


        Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

OUR INCOME TAXES

        At the present time, we make no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the variable account or the Contracts.

           Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible Tax Law Changes

           Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

           We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


                                Other Information



================================================================================


Payments

           During the pay-in period, we will usually pay you any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death.

           However, we may suspend or postpone payments during any period when:

           - the New York Stock Exchange is closed, other than customary weekend and holiday closings;

           - trading on the New York Stock Exchange is restricted as determined by the SEC;

           - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of the value of the variable account's net assets not reasonably practicable; or

           - the SEC permits, by order, the suspension or postponement of payments for your protection.

           If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

           We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.

MODIFICATION

           Upon notice to you, we may modify the Contract to:

           - permit the Contract or the variable account to comply with any applicable law or regulation issued by a government agency;

           - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

           -       reflect a change in the operation of the variable account; or

           -       provide additional investment options.

           In the event of most such modifications, we will make appropriate endorsement to the Contract.

Distribution of the Contracts


        We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

        FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

        We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

        FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

        Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

        We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Variable Account.

        We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.


LEGAL PROCEEDINGS

        Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. While it is not possible to predict the outcome of such matters with absolute certainty, we believe that the ultimate disposition of these proceedings should not have a material adverse effect on the financial position of Farmers New World Life Insurance Company. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the variable account.

REPORTS TO OWNERS


           Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account) of the Contract, and any further information required by any applicable law or regulation. Contract owners will also receive confirmations of each financial transaction, such as premium payments, transfers, partial withdrawals, loans and surrenders, as well as quarterly statements.

STATE VARIATIONS

        Any state variations in the Contract are covered in a special Contract form for use in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact our Service Center.


INQUIRIES

        Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

FINANCIAL STATEMENTS


        The audited balance sheets for Farmers as of December 31, 2000 and 1999, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000, as well as the Independent Auditors' Report, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

        The audited financial statements for the Variable Account as of December 31, 2000, and for the period then ended, as well as the Independent Auditor's Report, are contained in the SAI.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1 (877) 376-8008. The following is the Table of Contents for the SAI.



                                                                                                    Page
                                                                                                    ----
ADDITIONAL CONTRACT PROVISIONS.....................................................................  1
        The Contract...............................................................................  1
        Incontestability...........................................................................  1
        Incorrect Age or Sex.......................................................................  1
        Nonparticipation...........................................................................  1
        Waiver of Surrender Charge Riders..........................................................  2
        Tax Status of the Contracts................................................................  2
CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA.........................  3
        Money Market Subaccount Yields.............................................................  3
        Other Subaccount Yields....................................................................  5
        Average Annual Total Returns for the Subaccounts...........................................  6
        Non-Standard Subaccount Total Returns......................................................  6
        Adjusted Historic Portfolio Performance Data...............................................  7
        Effect of the Records Maintenance Charge on Performance Data...............................  7
HISTORIC PERFORMANCE DATA..........................................................................  7
        General Limitations........................................................................  7
        Tables of Subaccount Performance Figures...................................................  7
        Time Periods Before the Date the Variable Account Commenced Operations..................... 14
        Tables of Adjusted Historic Total Return Quotations........................................ 14
NET INVESTMENT FACTOR.............................................................................. 21
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.................................................. 21
        RESOLVING MATERIAL CONFLICTS............................................................... 22
VOTING RIGHTS...................................................................................... 22
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS............................................................. 22
DISTRIBUTION OF THE CONTRACTS...................................................................... 23
LEGAL MATTERS...................................................................................... 24
EXPERTS.............................................................................................24
OTHER INFORMATION...................................................................................24
FINANCIAL STATEMENTS................................................................................24

                                   Appendix A

                         Condensed Financial Information


        The following condensed financial information shows accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Each subaccount has 3 sets of accumulation unit values that reflect the three levels of Variable Account Annual Expenses available under the Contract. The accumulation unit value does not reflect the deduction of other charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data is obtained from the audited financial statement of the variable account that can be found in the SAI.

                          No Optional Benefits Elected
          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)



             Franklin Templeton Variable Insurance Products Trust:
          Templeton Developing Markets Securities Fund (Class 2 Shares)


                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
  2000*                           8.31                    6.94                    2,550

* Inception date of the subaccount was 8/4/00.


                              Janus Aspen Series:
          Janus Capital Appreciation Portfolio (Institutional Shares)


                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             9.30                   6.85                    188,188

* Inception date of the subaccount was 4/7/00.



                        PIMCO Variable Insurance Trust:
           PIMCO Foreign Bond Portfolio (Administrative Class Shares)

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                            10.14                   10.55                  3,630

* Inception date of the subaccount was 6/7/00.

                        PIMCO Variable Insurance Trust:
         PIMCO Low Duration Bond Portfolio (Administrative Class Shares)

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             9.98                    10.55                 14,840

* Inception date of the subaccount was 5/15/00.

  Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                    Scudder Bond Portfolio (Class A Shares)


                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             9.86                    10.79                  19,543

* Inception date of the subaccount was 5/15/00.


  Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
              Scudder Growth and Income Portfolio (Class A Shares)

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             9.98                   9.41                     73,574

* Inception date of the subaccount was 4/7/00.

  Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                Scudder International Portfolio (Class A Shares)

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             9.72                    7.88                    18,553

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                         Scudder Money Market Portfolio


                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                            10.10                   10.40                  4,853

* Inception date of the subaccount was 6/7/00.


          Scudder Variable Series II (formerly Kemper Variable Series):
                     Scudder Government Securities Portfolio

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             10.12                   10.84                 22,310

* Inception date of the subaccount was 4/7/00.


          Scudder Variable Series II (formerly Kemper Variable Series):
                          Scudder High Yield Portfolio


                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             9.77                    9.11                    555

* Inception date of the subaccount was 6/7/00.


         Scudder Variable Series II (formerly Kemper Variable Series):
                       Scudder Small Cap Growth Portfolio


                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             8.79                    6.48                   14,693

* Inception date of the subaccount was 4/7/00.

          Scudder Variable Series II (formerly Kemper Variable Series):
                     SVS Dreman High Return Equity Portfolio

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                           10.41                   13.52                   36,779

* Inception date of the subaccount was 4/7/00.


  One Optional Benefit Elected (Either the Guaranteed Minimum Death Benefit OR
                    the Guaranteed Retirement Income Benefit)
    (Total Variable Account Annual Expenses of 1.40% of the daily net assets of the subaccount)


              Franklin Templeton Variable Insurance Products Trust:
          Templeton Developing Markets Securities Fund (Class 2 Shares)

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                             8.30                   6.93                     8,991

 * Inception date of the subaccount was 8/4/00.


            Janus Aspen Series: Janus Capital Appreciation Portfolio
                             (Institutional Shares)

                            Accumulation unit                                   Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year             end of the year
                            -----------------     -------------------      ------------------
2000*                            9.30                    6.84                   175,932

 * Inception date of the subaccount was 4/7/00.


          PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio
                          (Administrative Class Shares)

                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                            10.13                   10.53                   1,720

 * Inception date of the subaccount was 6/7/00.

        PIMCO Variable Insurance Trust: PIMCO Low Duration Bond Portfolio
                          (Administrative Class Shares)



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------      ------------------
2000*                             9.98                  10.53                    8,053



 * Inception date of the subaccount was 5/15/00.



   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                     Scudder Bond Portfolio (Class A Shares)



                            Accumulation unit                                     Number of
                              value at the         Accumulation unit          accumulation units
                            beginning of the      value at the end of         outstanding at the
                                 period                the year                 end of the year
                            ----------------      -------------------         ------------------
2000*                             9.86                  10.77                       11,600



 * Inception date of the subaccount was 5/15/00.



   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
              Scudder Growth and Income Portfolio (Class A Shares)



                            Accumulation unit                                         Number of
                              value at the         Accumulation unit              accumulation units
                            beginning of the      value at the end of             outstanding at the
                                 period                the year                     end of the year
                            ----------------      -------------------             ------------------
2000*                             9.98                  9.39                            65,137



 * Inception date of the subaccount was 4/7/00.



   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                Scudder International Portfolio (Class A Shares)



                            Accumulation unit                                      Number of
                              value at the         Accumulation unit           accumulation units
                            beginning of the      value at the end of          outstanding at the
                                 period                the year                  end of the year
                            ----------------      -------------------          ------------------
2000*                             9.72                   7.87                        18,493



 * Inception date of the subaccount was 4/7/00.



   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                         Scudder Money Market Portfolio



                            Accumulation unit                                          Number of
                              value at the          Accumulation unit             accumulation units
                            beginning of the       value at the end of            outstanding at the
                                 period                the year                     end of the year
                            ----------------       -------------------            ------------------
2000*                             10.09                 10.38                            5,925



 * Inception date of the subaccount was 6/7/00.

          Scudder Variable Series II (formerly Kemper Variable Series):
                     Scudder Government Securities Portfolio



                            Accumulation unit                                      Number of
                              value at the         Accumulation unit           accumulation units
                            beginning of the      value at the end of          outstanding at the
                                 period                the year                  end of the year
                            ----------------      -------------------          ------------------
2000*                             10.12                 10.82                        12,478



 * Inception date of the subaccount was 4/7/00.



          Scudder Variable Series II (formerly Kemper Variable Series):
                          Scudder High Yield Portfolio



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year            end of the year
                            ----------------      -------------------      ------------------
2000*                             9.77                    9.09                   1,892



 * Inception date of the subaccount was 6/7/00.



          Scudder Variable Series II (formerly Kemper Variable Series):
                       Scudder Small Cap Growth Portfolio



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                             8.79                   6.47                   25,641



 * Inception date of the subaccount was 4/7/00.



          Scudder Variable Series II (formerly Kemper Variable Series):
                     SVS Dreman High Return Equity Portfolio



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------      ------------------
2000*                            10.41                   13.49                  34,696



 * Inception date of the subaccount was 4/7/00.

    Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
        (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

         Franklin Templeton Variable Insurance Products Trust: Templeton
                       Developing Markets Securities Fund
                                (Class 2 Shares)



                            Accumulation unit                                          Number of
                              value at the         Accumulation unit              accumulation units
                            beginning of the      value at the end of             outstanding at the
                                 period                the year                     end of the year
                            ----------------      -------------------             ------------------
2000*                             8.30                   6.92                             494



 * Inception date of the subaccount was 8/4/00.


            Janus Aspen Series: Janus Capital Appreciation Portfolio
                             (Institutional Shares)



                            Accumulation unit                                 Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year            end of the year
                            ----------------      -------------------     ------------------
2000*                             9.30                   6.83                   51,770



 * Inception date of the subaccount was 4/7/00.


          PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio
                          (Administrative Class Shares)



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year            end of the year
                            ----------------      -------------------     ------------------
2000*                             10.13                 10.52                     726



 * Inception date of the subaccount was 6/7/00.


        PIMCO Variable Insurance Trust: PIMCO Low Duration Bond Portfolio
                          (Administrative Class Shares)



                            Accumulation unit                                 Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                             9.97                  10.51                   4,101



 * Inception date of the subaccount was 5/15/00.

   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                     Scudder Bond Portfolio (Class A Shares)



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                             9.85                  10.75                    5,644



 * Inception date of the subaccount was 5/15/00.

   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
              Scudder Growth and Income Portfolio (Class A Shares)



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                             9.98                   9.38                   25,212



 * Inception date of the subaccount was 4/7/00.


   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                Scudder International Portfolio (Class A Shares)



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                the year              end of the year
                            ----------------      -------------------      ------------------
2000*                             9.72                   7.86                    8,381



 * Inception date of the subaccount was 4/7/00.


   Scudder Variable Series I (formerly Scudder Variable Life Investment Fund):
                         Scudder Money Market Portfolio



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                 the year            end of the year
                            ----------------      -------------------     ------------------
2000*                            10.09                   10.36                   140



 * Inception date of the subaccount was 6/7/00.

          Scudder Variable Series II (formerly Kemper Variable Series):
                     Scudder Government Securities Portfolio



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                            10.12                  10.80                    6,451



 * Inception date of the subaccount was 4/7/00.


          Scudder Variable Series II (formerly Kemper Variable Series):
                          Scudder High Yield Portfolio



                            Accumulation unit                                 Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                 the year            end of the year
                            ----------------      -------------------     ------------------
2000*                             9.76                    9.07                    0



 * Inception date of the subaccount was 6/7/00.


          Scudder Variable Series II (formerly Kemper Variable Series):
                       Scudder Small Cap Growth Portfolio



                            Accumulation unit                                 Number of
                              value at the         Accumulation unit      accumulation units
                            beginning of the      value at the end of     outstanding at the
                                 period                the year             end of the year
                            ----------------      -------------------     ------------------
2000*                             8.79                   6.46                    8,376



 * Inception date of the subaccount was 4/7/00.


          Scudder Variable Series II (formerly Kemper Variable Series):
                     SVS Dreman High Return Equity Portfolio



                            Accumulation unit                                  Number of
                              value at the         Accumulation unit       accumulation units
                            beginning of the      value at the end of      outstanding at the
                                 period                 the year            end of the year
                            ----------------      -------------------      ------------------
2000*                            10.41                   13.47                  13,715



 * Inception date of the subaccount was 4/7/00.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
              FARMERS NEW WORLD LIFE INSURANCE COMPANY 3003 - 77th
                                  Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                           1-877-376-8008 (toll free)


                       8:00 a.m. to 6:00 p.m. Eastern Time

       This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity individual flexible premium variable annuity contract offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2001 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.


       This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


       The date of this Statement of Additional Information is May 1, 2001.

                                TABLE OF CONTENTS


                                                                                                Page
                                                                                                ----
Additional Contract Provisions.............................................................       1
        The Contract.......................................................................       1
        Incontestability...................................................................       1
        Incorrect Age or Sex...............................................................       1
        Nonparticipation...................................................................       1
        Waiver of Surrender Charge Riders..................................................       2
        Tax Status of the Contracts........................................................       2
Calculation of Subaccount and Adjusted Historic Portfolio Performance Data.................       3
        Money Market Subaccount Yields.....................................................       3
        Other Subaccount Yields............................................................       4
        Average Annual Total Returns for the Subaccounts...................................       5
        Non-Standard Subaccount Total Returns..............................................       6
        Adjusted Historic Portfolio Performance Data.......................................       7
        Effect of the Records Maintenance Charge on Performance Data.......................       7
Historic Performance Data..................................................................       7
        General Limitations................................................................       7
        Tables Of Subaccount Performance Figures...........................................       7
        Time Periods Before The Date The Variable Account Commenced Operations.............      13
        Tables Of Adjusted Historic Total Return Quotations................................      14
Net Investment Factor......................................................................      21
Addition, Deletion or Substitution of Investments..........................................      22
Resolving Material Conflicts...............................................................      22
Voting Rights..............................................................................      22
Safekeeping of Variable Account Assets.....................................................      23
Distribution of the Contracts..............................................................      23
Legal Matters..............................................................................      24
Experts....................................................................................      24
Other Information..........................................................................      24
Financial Statements.......................................................................      25

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

       The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.


       Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person - no agent or registered representative - has authority to change or waive any provision of the Contract.


       Upon notice to you, we may modify the Contract if necessary to:

       - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues; or

       - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

       - effect a change in the operation of the variable account or to provide additional investment options.

       In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

       We will not contest the Contract after the issue date.

INCORRECT AGE OR SEX

       We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

       The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

WAIVER OF SURRENDER CHARGE RIDERS


       If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

              - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

              - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

       There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.


TAX STATUS OF THE CONTRACTS

       Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

       Diversification Requirements. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

       Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premiums and transfer amounts among the investment divisions of the variable account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the variable account assets supporting the Contract.


       Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such

Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.


       The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

              Other rules may apply to Qualified Contracts.

   CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

              We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET SUBACCOUNT YIELDS

              Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

              We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and
(ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

              These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

              We calculate the current yield by the following formula:

       Current Yield = ((NCS - ES)/UV) X (365/7)

       Where:
       NCS     =       the net change in the value of the Money Market
                       Portfolio (not including any realized gains or losses on
                       the sale of securities, unrealized appreciation and
                       depreciation, and income other than investment income)
                       for the seven-day period attributable to a hypothetical
                       subaccount having a balance of one subaccount unit.
       ES      =       per unit charges deducted from the hypothetical
                       subaccount for the seven-day period.
       UV      =       the unit value for the first day of the seven-day period.

       We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

                                                           365/7
       Effective Yield = (1 + ((NCS-ES)/UV))    - 1

       Where:

       NCS     =       the net change in the value of the Money Market
                       portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

       ES      =       per unit charges deducted from the hypothetical
                       subaccount for the seven-day period.

       UV      =       the unit value for the first day of the seven-day period.


              The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

              The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.


              Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

OTHER SUBACCOUNT YIELDS

              Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

              We compute the annualized 30-day yield by:


              1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

              2. multiplying the result by the daily average number of units outstanding for the period;

              3.  compounding that yield for a 6-month period; and

              4.  multiplying the result by 2.


              Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:


       Yield   =       2 X ((((NI - ES)/(U X UV)) + 1)(to the power of 6) - 1)


       Where:


       NI      =      net income of the portfolio for the 30-day or
                      one-month period attributable to the subaccount's units.


       ES      =      charges deducted from the subaccount for the 30-day or
                      one-month period.

       U       =      the average number of units outstanding.

       UV      =      the unit value at the close of the last day in the 30-day
                      or one-month period.

       The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.


       The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.


       Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

       Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market Subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

              When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.


              Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

              We calculate the standard average annual total returns using subaccount unit values that we calculate on each valuation day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.


       We calculate the standard total return by the following formula:

       TR      =      ((ERV/P)(to the power of 1/N)) - 1

       Where:

       TR      =      the average annual total return net of subaccount
                      recurring charges.

       ERV     =      the ending redeemable value (minus any applicable
                      Surrender Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

       P       =      a hypothetical initial payment of $1,000.

       N       =      the number of years in the period.

NON-STANDARD SUBACCOUNT TOTAL RETURNS

              Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

              We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

       CTR     =       (ERV/P) - 1

       Where:

       CTR     =      the cumulative total return net of subaccount recurring
                      charges for the period.

       ERV     =      the ending redeemable value of the hypothetical investment at the end of the period.

       P       =      a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

              Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

              We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

              The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS


              The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

TABLES OF SUBACCOUNT PERFORMANCE FIGURES

       The following charts show the historical performance data for the Subaccounts since each Subaccount started operations. These figures are not an indication of future performance of the subaccounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

--------------------------------------------------------------------------------

                                     TABLE 1

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN (2)

--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

-----------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year   Subaccount
SUBACCOUNT                                           Start Date     (%)     (%)     (%)        (%)
-----------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)
-----------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                               5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                  5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                 5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                       5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         8/4/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                    5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund         5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service Shares)   5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                         6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
-----------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (3)                   6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
-----------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

-----------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)         (%)
-----------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio            5/1/01       N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

-----------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)         (%)
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                               5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                  5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                 5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                       5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         8/4/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                    5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund         5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                         6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
-----------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (3)                   6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
-----------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Kemper High Yield Portfolio                  6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

-----------------------------------------------------------------------------------------------------
                                                                                            Life of
                                                     Subaccount   1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)        (%)
-----------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                               5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                  5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                 5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
("VIP") (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

-----------------------------------------------------------------------------------------------------
                                                                                            Life of
                                                     Subaccount   1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)        (%)
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                       5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         8/4/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                    5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund         5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond  Portfolio                        6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
-----------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (3)                   6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
-----------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------



(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

--------------------------------------------------------------------------------
                                     TABLE 2

        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN (2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

-----------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                           Start Date     (%)     (%)     (%)        (%)
-----------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                               5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                  5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                 5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
("VIP") (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                       5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                        5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         8/4/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                    5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund         5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)            5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio                 4/7/00      N/A     N/A     N/A         %
  (Institutional Shares)
-----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
-----------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                         6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE INVESTMENT FUND)
-----------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             5/15/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (3)                   6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
-----------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         6/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              4/7/00      N/A     N/A     N/A         %
-----------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                              5/1/01      N/A     N/A     N/A        N/A
-----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year   Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)         (%)
------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio            5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year   Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)         (%)
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS
SHARES)
------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                               5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                  5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                 5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                        5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                     5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                       5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                        5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         8/4/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                    5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund         5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)            5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                         6/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   5/15/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             5/15/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (3)                   6/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         6/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2000 (1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year   Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)         (%)
------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio            5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES)
------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                               5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                  5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                 5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
("VIP") (SERVICE CLASS SHARES)
------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                        5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2000 (1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Subaccount   1 Year  5 Year  10 Year   Subaccount
SUBACCOUNT                                           Start Date    (%)     (%)     (%)         (%)
------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                     5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                       5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                        5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         8/4/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                    5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund         5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)            5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                         6/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   5/15/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             5/15/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (3)                   6/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         6/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              4/7/00      N/A     N/A     N/A         %
------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                                5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                              5/1/01      N/A     N/A     N/A        N/A
------------------------------------------------------------------------------------------------------




(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

       The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS

       The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2000. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.



--------------------------------------------------------------------------------
                                     TABLE 1

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN (2)
--------------------------------------------------------------------------------
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Portfolio    1 Year  5 Year  10 Year   Portfolio
PORTFOLIO                                            Start Date     (%)     (%)     (%)        (%)
------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio           3/15/95                                  %
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES) (3)
------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                              8/31/90                                  %
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                 8/31/90                                  %
------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES) (3)                            10/7/93                                  %
------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
("VIP") (SERVICE CLASS SHARES) (4)
------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                       10/9/86                                  %
------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                    8/27/92                                  %
------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                      12/28/98                                 %
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES) (5)
------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                             11/1/95                                  %
------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                       8/24/88                                  %
------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         3/4/96       %       %      N/A         %
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                   4/30/98                                  %
------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund        2/13/98                                  %
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/98                                  %
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares) (6)                                         9/13/93                                  %
------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares) (6)       9/13/93                                  %
------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               5/1/97       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                        2/16/99       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   2/16/99       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             7/16/85       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/96                                  %
------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              5/2/94       %       %      N/A         %
------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     5/1/87       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (7)                  7/16/85       %       %       %          %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              9/3/87       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         4/6/82       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   5/2/94       %       %      N/A         %
------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              5/4/98       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                               4/28/98                                  %
------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/00                                  %
------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                             1/12/94                                  %
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                    Portfolio    1 Year   5 Year  10 Year   Portfolio
PORTFOLIO                                           Start Date     (%)      (%)     (%)        (%)
------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio           3/15/95                                  %
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES)(3)
------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                              8/31/90                                  %
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                 8/31/90                                  %
------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                             10/7/93                                  %
------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
("VIP") (SERVICE CLASS SHARES)(4)
------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                       10/9/86                                  %
------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                    8/27/92                                  %
------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                      12/28/98                                 %
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES)(5)
------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                             11/1/95                                  %
------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                       8/24/88                                  %
------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         3/4/96       %       %      N/A         %
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                   4/30/98                                  %
------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund        2/13/98                                  %
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/98                                  %
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares)(6)                                          9/13/93                                  %
------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)        9/13/93                                  %
------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               5/1/97       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                        2/16/99       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   2/16/99       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             7/16/85       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/96                                  %
------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              5/2/94       %       %      N/A         %
------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     5/1/87       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                   7/16/85       %       %       %          %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              9/3/87       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Kemper High Yield Portfolio                  4/6/82       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Kemper Small Cap Growth Portfolio            5/2/94       %       %      N/A         %
------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              5/4/98       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                               4/28/98                                  %
------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/00                                  %
------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                             1/12/94                                  %
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Portfolio   1 Year   5 Year  10 Year   Portfolio
PORTFOLIO                                            Start Date    (%)      (%)     (%)        (%)
------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio           3/15/95                                  %
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000 (1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

------------------------------------------------------------------------------------------------------
                                                                                             Life of
                                                     Portfolio   1 Year   5 Year  10 Year   Portfolio
PORTFOLIO                                            Start Date    (%)      (%)     (%)        (%)
------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE
CLASS SHARES) (3)
------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                              8/31/90                                  %
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                 8/31/90                                  %
------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES) (3)                            10/7/93                                  %
------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
("VIP") (SERVICE CLASS SHARES) (4)
------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                       10/9/86                                  %
------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                    8/27/92                                  %
------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                      12/28/98                                 %
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2 SHARES) (5)
------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                             11/1/95                                  %
------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                       8/24/88                                  %
------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         3/4/96       %       %      N/A         %
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                   4/30/98                                  %
------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund        2/13/98                                  %
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/98                                  %
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
  Shares) (6)                                         9/13/93                                  %
------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares) (6)       9/13/93                                  %
------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
  (Institutional Shares)                               5/1/97       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
CLASS SHARES)
------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond  Portfolio                       2/16/99       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   2/16/99       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
VARIABLE LIFE INVESTMENT FUND)
------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             7/16/85       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
  Shares)                                              5/1/96                                  %
------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
  Shares)                                              5/2/94       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     5/1/87       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio (7)                  7/16/85       %       %       %          %
------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
VARIABLE SERIES)
------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              9/3/87       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         4/6/82       %       %       %          %
------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   5/2/94       %       %      N/A         %
------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              5/4/98       %      N/A     N/A         %
------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                               4/28/98                                  %
------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/00                                  %
------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                             1/12/94                                  %
------------------------------------------------------------------------------------------------------


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00), and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/00, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively), and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aggressive Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/00, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%

(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(8) Because Class 2 shares of the WM Variable Trust were not available as of 12/31/00, the performance of the WM Variable Trust Funds reflects the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

-------------------------------------------------------------------------------------------------------
                                              TABLE 2

                 ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                                 SURRENDER CHARGES NOT DEDUCTED
                        (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                                 AVERAGE ANNUAL TOTAL RETURN(2)
-------------------------------------------------------------------------------------------------------
                                 WITH STANDARD DEATH BENEFIT
                      (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)
-------------------------------------------------------------------------------------------------------
                                                     Portfolio      1       5      10       Life of
PORTFOLIO                                            Start Date   Year    Year   Year      Portfolio
                                                                   (%)     (%)     (%)        (%)
-------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio           3/15/95                                  %
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
     (SERVICE CLASS SHARES)(3)
-------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                              8/31/90                                  %
-------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                 8/31/90                                  %
-------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)(3)                             10/7/93                                  %
-------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
   ("VIP") (SERVICE CLASS SHARES)(4)
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                       10/9/86                                  %
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                    8/27/92                                  %
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                      12/28/98                                 %
-------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (CLASS 2 SHARES)(5)
-------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                             11/1/95                                  %
-------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                       8/24/88                                  %
-------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         3/4/96       %       %      N/A         %
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                   4/30/98                                  %
-------------------------------------------------------------------------------------------------------
  Goldman Sachs CORESM Small Cap Equity Fund          2/13/98                                  %
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/98                                  %
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service          9/13/93                                  %
     Shares)(6)
-------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)        9/13/93                                  %
-------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio                 5/1/97       %     N/A      N/A         %
     (Institutional Shares)
-------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
   (ADMINISTRATIVE CLASS SHARES)
-------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                        2/16/99       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   2/16/99       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
   VARIABLE LIFE INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             7/16/85       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A          5/1/96                                  %
     Shares)
-------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A         5/2/94       %      %       N/A         %
     Shares)
-------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     5/1/87       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                   7/16/85       %      %        %          %
-------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
   VARIABLE SERIES)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                              TABLE 2

                 ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
                                 SURRENDER CHARGES NOT DEDUCTED
                        (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                                 AVERAGE ANNUAL TOTAL RETURN(2)
-------------------------------------------------------------------------------------------------------
                                 WITH STANDARD DEATH BENEFIT
                      (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)
-------------------------------------------------------------------------------------------------------
                                                     Portfolio      1       5      10       Life of
PORTFOLIO                                            Start Date   Year    Year   Year      Portfolio
                                                                   (%)     (%)     (%)        (%)
-------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              9/3/87       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         4/6/82       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   5/2/94       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              5/4/98       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
-------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                               4/28/98                                  %
-------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/00                                  %
-------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                             1/12/94                                  %
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
         WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME BENEFIT
                        (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)
-------------------------------------------------------------------------------------------------------
                                                     Portfolio     1      5       10       Life of
PORTFOLIO                                            Start Date   Year   Year    Year      Portfolio
                                                                   (%)    (%)      (%)        (%)
-------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio           3/15/95                                  %
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   (SERVICE CLASS SHARES)(3)
-------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                              8/31/90                                  %
-------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                 8/31/90                                  %
-------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   (SERVICE CLASS SHARES)(3)                          10/7/93                                  %
-------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
   ("VIP") (SERVICE CLASS SHARES)(4)
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                       10/9/86                                  %
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                    8/27/92                                  %
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                      12/28/98                                 %
-------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (CLASS 2 SHARES)(5)
-------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                             11/1/95      N/A    N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                       8/24/88      N/A    N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         3/4/96       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                   4/30/98                                  %
-------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund        2/13/98                                  %
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/98                                  %
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
     Shares)(6)                                       9/13/93                                  %
-------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)        9/13/93                                  %
-------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
     (Institutional Shares)                            5/1/97       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
   (ADMINISTRATIVE CLASS SHARES)
-------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                        2/16/99       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   2/16/99       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
   VARIABLE LIFE INVESTMENT FUND
-------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             7/16/85       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
     Shares)                                           5/1/96                                  %
-------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
     Shares)                                           5/2/94       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
  Scudder International Portfolio (Class A Shares)     5/1/87       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                   7/16/85       %      %        %          %
-------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
   VARIABLE SERIES)
-------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              9/3/87       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         4/6/82       %      %        %          %
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
         WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME BENEFIT
                        (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)
-------------------------------------------------------------------------------------------------------
                                                     Portfolio     1      5       10       Life of
PORTFOLIO                                            Start Date   Year   Year    Year      Portfolio
                                                                   (%)    (%)      (%)        (%)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   5/2/94       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              5/4/98       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
-------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                               4/28/98                                  %
-------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/00                                  %
-------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                             1/12/94                                  %
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2000(1)
        WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT
                        (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)
-------------------------------------------------------------------------------------------------------
                                                     Portfolio     1      5       10        Life of
PORTFOLIO                                            Start Date   Year   Year    Year      Portfolio
                                                                   (%)    (%)      (%)        (%)
-------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------
  Calvert Social Small Cap Growth Portfolio           3/15/95                                  %
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   (SERVICE CLASS SHARES)(3)
-------------------------------------------------------------------------------------------------------
  Quality Bond Portfolio                              8/31/90                                  %
-------------------------------------------------------------------------------------------------------
  Small Cap Portfolio                                 8/31/90                                  %
-------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   (SERVICE CLASS SHARES)(3)                          10/7/93                                  %
-------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
   ("VIP") (SERVICE CLASS SHARES)(4)
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                       10/9/86                                  %
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Index 500 Portfolio                    8/27/92                                  %
-------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap Portfolio                      12/28/98                                 %
-------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (CLASS 2 SHARES)(5)
-------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund                             11/1/95                                  %
-------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund                       8/24/88                                  %
-------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund         3/4/96       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Capital Growth Fund                   4/30/98                                  %
-------------------------------------------------------------------------------------------------------
  Goldman Sachs CORE(SM) Small Cap Equity Fund        2/13/98                                  %
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                     5/1/98                                  %
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Janus Aggressive Growth Portfolio (Service
    Shares)(6)                                        9/13/93                                  %
-------------------------------------------------------------------------------------------------------
  Janus Balanced Portfolio (Service Shares)(6)        9/13/93                                  %
-------------------------------------------------------------------------------------------------------
  Janus Capital Appreciation Portfolio
    (Institutional Shares)                             5/1/97       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
   CLASS SHARES)
-------------------------------------------------------------------------------------------------------
  PIMCO Foreign Bond Portfolio                        2/16/99       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Bond Portfolio                   2/16/99       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER
   VARIABLE LIFE INVESTMENT FUND)
-------------------------------------------------------------------------------------------------------
  Scudder Bond Portfolio (Class A Shares)             7/16/85       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Global Discovery Portfolio (Class A
     Shares)                                           5/1/96                                  %
-------------------------------------------------------------------------------------------------------
  Scudder Growth and Income Portfolio (Class A
     Shares)                                           5/2/94       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
  Scudder International Portfolio Class A Shares)      5/1/87       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Money Market Portfolio(7)                   7/16/85       %      %        %          %
-------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (FORMERLY KEMPER
   VARIABLE SERIES)
-------------------------------------------------------------------------------------------------------
  Scudder Government Securities Portfolio              9/3/87       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder High Yield Portfolio                         4/6/82       %      %        %          %
-------------------------------------------------------------------------------------------------------
  Scudder Small Cap Growth Portfolio                   5/2/94       %      %       N/A         %
-------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio              5/4/98       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
-------------------------------------------------------------------------------------------------------
  WM Equity Income Fund                               4/28/98       %     N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  WM Mid Cap Stock Fund                                5/1/00      N/A    N/A      N/A         %
-------------------------------------------------------------------------------------------------------
  WM Small Cap Stock Fund                             1/12/94       %      %       N/A         %
-------------------------------------------------------------------------------------------------------

(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00), and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/00, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively), and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aggressive Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/00, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%

(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(8) Because Class 2 shares of the WM Variable Trust were not available as of 12/31/00, the performance of the WM Variable Trust Funds reflects the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.


                              NET INVESTMENT FACTOR

               The net investment factor is an index that measures the investment performance of a subaccount from one valuation day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

               (X) is the net result of:


                1. the net asset value per portfolio share held in the subaccount at the end of the current valuation day; plus

                2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current valuation day; less

                3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current valuation day.


               (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding valuation day.

               (Z) equals charges and fees deducted from the subaccount. These consist of:


                1. the percentage charge for mortality and expense risk on that valuation day;

                2. the percentage charge for administrative costs on that valuation day; and

                3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

               In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

                          RESOLVING MATERIAL CONFLICTS

               The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

               We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.


               In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.


                                  VOTING RIGHTS

               We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

               We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing aggregate coverage of $30,000,000 (subject to a $500,000 deductible) for all officers and employees of Farmers Group, Inc.

                          DISTRIBUTION OF THE CONTRACTS


               We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

               FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

               We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

               FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

               Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that

Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

               We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Variable Account. During the fiscal year 2000, we paid FFS $383,021.91 in underwriting commissions. We paid Investment Brokerage Services, Inc. ("IBS"), the principal underwriter for the Contracts from inception of the Variable Account through September 11, 2000, $75,669.22, in underwriting commissions during that period.

               We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.


                                  LEGAL MATTERS


               M. Douglas Close, Vice President and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.


                                     EXPERTS


               The financial statements included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, 700 Fifth Avenue, Suite 4500, Seattle, Washington, 98104-5044, as stated in their reports appearing in the Statement of Additional Information in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                OTHER INFORMATION

               We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
================================================================================
FARMERS ANNUITY SEPARATE ACCOUNT A
FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000,
AND FOR THE PERIODS THEN ENDED, AND
INDEPENDENT AUDITORS' REPORT


DELOITTE & TOUCHE LLP

INDEPENDENT AUDITORS' REPORT


Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond portfolios of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A as of December 31, 2000, and the related statements of operations and changes in net assets for the periods then ended of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmations of securities owned as of December 31, 2000, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond portfolios of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A as of

December 31, 2000, and the results of their operations and changes in their net assets for the periods then ended in conformity with accounting principles generally accepted in the United States of America.




April 23, 2001
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY (a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
================================================================================


                                                                                   Investment        Due to
                                                                                  at net asset   (from) general
ASSETS                                                                                value           account         Total
------                                                                              ----------   ---------------    ----------
Allocation to sub-accounts investing in Janus Aspen Series:
      Capital Appreciation Portfolio, 108,142 shares (cost $3,214,100)              $2,897,128      $    6,405      $2,890,723

Allocation to sub-accounts investing in Kemper Variable Series:
      Government Securities Portfolio, 390,791 shares (cost $457,394)                  467,379           1,097         466,282
      High Yield Portfolio, 26,502 shares (cost $24,255)                                24,286              58          24,228
      Small Cap Growth Portfolio, 155,146 shares (cost $365,150)                       335,794             772         335,022
      Kemper-Dreman High Return Equity Portfolio, 1,081,356 shares
            (cost $1,069,371)                                                        1,164,912           2,459       1,162,453

Allocation to sub-accounts investing in PIMCO Variable Insurance Trust:
      Low Duration Bond Portfolio, 30,308 shares (cost $296,414)                       297,629             707         296,922
      Foreign Bond Portfolio, 7,251 shares (cost $68,269)                               68,156             162          67,994

Allocation to sub-accounts investing in Scudder Variable Life Investment Fund:
      Money Market Portfolio, 119,492 shares (cost $119,492)                           119,492             284         119,208
      Growth and Income Portfolio, 151,152 shares (cost $1,601,476)                  1,568,958           3,335       1,565,623
      International Portfolio, 26,537 shares (cost $381,303)                           378,412             835         377,577
      Bond Portfolio, 61,449 shares (cost $408,215)                                    417,241             991         416,250

Allocation to sub-accounts investing in Franklin Templeton Variable
            Insurance Products Trust:
      Developing Markets Securities Fund, 16,958 shares (cost $95,102)                  88,520             210          88,310
                                                                                                                    ----------

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                                      $ 7,810,592
                                                                                                                    ==========

See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY (a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
PERIODS ENDED DECEMBER 31, 2000
================================================================================



                                                           Janus Aspen Series              Kemper Variable Series
                                                           -------------------  ----------------------------------------------
                                                                Capital         Government           High          Small Cap
                                                               Appreciation      Securities          Yield          Growth
                                                               Portfolio (a)    Portfolio (a)    Portfolio (b)    Portfolio (a)
                                                           -------------------  ------------     ------------     ------------
INVESTMENT INCOME:
      Dividends                                                $     15,111     $         --     $         --     $         --
      Charges from Farmers New World Life Company:
            Mortality and expense risk                               (6,879)          (1,110)             (58)            (797)
                                                               ------------     ------------     ------------     ------------

                        Net investment income (loss)                  8,232           (1,110)             (58)            (797)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gains (losses) from sales of investments:
            Proceeds from sales                                      49,252            7,166                4           16,639
            Cost of investments sold                                 59,782            7,166                4           22,321
                                                               ------------     ------------     ------------     ------------

                        Net realized gains (losses)                 (10,530)                                            (5,682)

                        Change in unrealized gains (losses)        (316,973)           9,985               31          (29,356)
                                                               ------------     ------------     ------------     ------------

                        Net gains (losses) on investments          (327,503)           9,985               31          (35,038)
                                                               ------------     ------------     ------------     ------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $   (319,271)    $      8,875     $        (27)    $    (35,835)
                                                               ============     ============     ============     ============


                                                                                                                      Scudder
                                                                Kemper                                              Variable Life
                                                            Variable Series       PIMCO Variable Insurance Trust    Investment Fund
                                                           -------------------    ------------------------------    ---------------
                                                            Kemper-Dreman          Low Duration       Foreign           Money
                                                              High Return             Bond              Bond            Market
                                                           Equity Portfolio(a)     Portfolio (c)    Portfolio (b)    Portfolio (b)
                                                           -------------------     -------------    -------------    -------------
INVESTMENT INCOME:
      Dividends                                                $         --        $      2,397     $      1,421     $        961
      Charges from Farmers New World Life Company:
            Mortality and expense risk                               (2,766)               (707)            (162)            (284)
                                                               ------------        ------------     ------------     ------------

                        Net investment income (loss)                 (2,766)              1,690            1,259              677

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gains (losses) from sales of investments:
            Proceeds from sales                                      19,727               4,411              836           54,697
            Cost of investments sold                                 20,321               4,412              839           54,697
                                                               ------------        ------------     ------------     ------------

                        Net realized gains (losses)                    (594)                 (1)              (3)              --

                        Change in unrealized gains (losses)          95,541               1,215             (112)              --
                                                               ------------        ------------     ------------     ------------

                        Net gains (losses) on investments            94,947               1,214             (115)              --
                                                               ------------        ------------     ------------     ------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $     92,181        $      2,904     $      1,144     $        677
                                                               ============        ============     ============     ============

                                                                                                               Franklin Templeton
                                                                                                                   Variable
                                                                                                                   Insurance
                                                                    Scudder Variable Life Investment Fund       Products Trust
                                                              ------------------------------------------------ --------------------
                                                                Growth and                                         Developing
                                                                  Income       International        Bond             Markets
                                                               Portfolio (a)    Portfolio (a)    Portfolio (c)  Securities Fund (d)
                                                               -------------    -------------    -------------  -------------------
INVESTMENT INCOME:
      Dividends                                                $         11     $          6     $         --     $         --
      Charges from Farmers New World Life Company:
            Mortality and expense risk                               (3,725)            (898)            (991)            (210)
                                                               ------------     ------------     ------------     ------------

                        Net investment income (loss)                 (3,714)            (892)            (991)            (210)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gains (losses) from sales of investments:
            Proceeds from sales                                      28,436            6,674            6,095            2,530
            Cost of investments sold                                 30,287            7,346            6,095            3,094
                                                               ------------     ------------     ------------     ------------

                        Net realized gains (losses)                  (1,851)            (672)              --             (564)

                        Change in unrealized gains (losses)         (32,517)          (2,892)           9,027           (6,582)
                                                               ------------     ------------     ------------     ------------

                        Net gains (losses) on investments           (34,368)          (3,564)           9,027           (7,146)
                                                               ------------     ------------     ------------     ------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $    (38,082)    $     (4,456)    $      8,036     $     (7,356)
                                                               ============     ============     ============     ============


(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000

See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2000
================================================================================



                                       Janus Aspen Series                          Kemper Variable Series
                                       ------------------  -----------------------------------------------------------------------
                                            Capital         Government          High            Small Cap      Kemper-Dreman
                                         Appreciation       Securities          Yield            Growth          High Return
                                         Portfolio (a)     Portfolio (a)     Portfolio (b)     Portfolio (a)  Equity Portfolio(a)
                                         -------------     -------------     -------------     -------------  -------------------
OPERATIONS:
 Net investment income (loss)            $       8,232     $      (1,110)    $         (58)    $        (797)    $      (2,766)
 Net realized losses                           (10,530)                                               (5,682)             (594)
 Change in unrealized gains (losses)          (316,973)            9,985                31           (29,356)           95,541
                                         -------------     -------------     -------------     -------------     -------------

  Change in net assets resulting
     from operations                          (319,271)            8,875               (27)          (35,835)           92,181

CAPITAL TRANSACTIONS:
 Deposits                                    1,206,833           257,508            17,472           111,617           468,741
 Benefit payments                                   --                --                --
 Payments on termination                          (474)             (289)                                 (9)             (298)
 Contract maintenance charges                       --                --                --
 Transfers among the sub-accounts
     and with the Fixed Account, net         2,003,635           200,188             6,783           259,249           601,829
                                         -------------     -------------     -------------     -------------     -------------

       Change in net assets resulting        3,209,994           457,407            24,555           370,857         1,070,272
                                         -------------     -------------     -------------     -------------     -------------

INCREASE IN NET ASSETS                       2,890,723           466,282            24,228           335,022         1,162,453

NET ASSETS AT BEGINNING OF PERIOD
                                         -------------     -------------     -------------     -------------     -------------

NET ASSETS AT END OF PERIOD              $   2,890,723     $     466,282     $      24,228     $     335,022     $   1,162,453
                                         =============     =============     =============     =============     =============


                                          PIMCO Variable Insurance Trust            Scudder Variable Life Investment Fund
                                         -------------------------------     --------------------------------------------------
                                         Low Duration         Foreign          Money           Growth and
                                              Bond             Bond             Market           Income          International
                                         Portfolio (c)     Portfolio (b)     Portfolio (b)     Portfolio (a)     Portfolio (a)
                                         -------------     -------------     -------------     -------------     -------------
OPERATIONS:
 Net investment income (loss)            $       1,690     $       1,259     $         677     $      (3,714)    $        (892)
 Net realized losses                                (1)               (3)                             (1,851)             (672)
 Change in unrealized gains (losses)             1,215              (112)          (32,517)           (2,892)            9,027
                                         -------------     -------------     -------------     -------------     -------------

  Change in net assets resulting
     from operations                             2,904             1,144               677           (38,082)           (4,456)

CAPITAL TRANSACTIONS:
 Deposits                                      174,804            38,706            78,023           697,589           153,267
 Benefit payments
 Payments on termination                          (169)              (46)                               (395)              (24)
 Contract maintenance charges
 Transfers among the sub-accounts
     and with the Fixed Account, net           119,383            28,191            40,508           906,510           228,790
                                         -------------     -------------     -------------     -------------     -------------

       Change in net assets resulting          294,018            66,851           118,531         1,603,704           382,033
                                         -------------     -------------     -------------     -------------     -------------

INCREASE IN NET ASSETS                         296,922            67,995           119,208         1,565,622           377,577

NET ASSETS AT BEGINNING OF PERIOD
                                         -------------     -------------     -------------     -------------     -------------

NET ASSETS AT END OF PERIOD              $     296,922     $      67,995     $     119,208     $   1,565,622     $     377,577
                                         =============     =============     =============     =============     =============


                                                           Franklin Templeton Variable
                                                             Insurance Products Trust
                                                           ---------------------------
                                                                    Developing
                                              Bond                    Markets
                                          Portfolio (c)         Securities Fund (d)
                                          -------------         -------------------
OPERATIONS:
 Net investment income (loss)             $        (991)           $        (210)
 Net realized losses                                                        (564)
 Change in unrealized gains (losses)              9,027                   (6,582)
                                           -------------            -------------


  Change in net assets resulting
     from operations                              8,036                   (7,356)

CAPITAL TRANSACTIONS:
 Deposits                                       237,320                   18,882
 Benefit payments                                  (268)
 Payments on termination
 Contract maintenance charges
 Transfers among the sub-accounts
     and with the Fixed Account, net            171,162                   76,784
                                          -------------            -------------



       Change in net assets resulting           408,214                   95,666
                                          -------------            -------------

INCREASE IN NET ASSETS                          416,250                   88,310

NET ASSETS AT BEGINNING OF PERIOD
                                          -------------            -------------

NET ASSETS AT END OF PERIOD               $     416,250            $      88,310
                                          =============            =============



(a) For the period beginning April 7, 2000, and ended December 31, 2000
(b) For the period beginning June 7, 2000, and ended December 31, 2000
(c) For the period beginning May 15, 2000, and ended December 31, 2000
(d) For the period beginning August 4, 2000, and ended December 31, 2000


See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

FARMERS ANNUITY SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
PERIODS ENDED DECEMBER 31, 2000
================================================================================

NOTE 1:       THE COMPANY

Farmers Annuity Separate Account A (the Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Farmers New World Life Insurance Company (the Company). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Farmers Group, Inc. (FGI). FGI is a stock holding and management company whose parent is Zurich Financial Services Group.

During the period ended December 31, 2000, the Company began issuing a variable annuity product with optional riders for guaranteed minimum death benefit and guaranteed retirement income benefit. The deposits collected for these contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

     JANUS ASPEN SERIES
         Capital Appreciation Portfolio

     KEMPER VARIABLE SERIES
         Government Securities Portfolio
         High Yield Portfolio
         Small Cap Growth Portfolio
         Kemper-Dreman High Return Equity Portfolio

     PIMCO VARIABLE INSURANCE TRUST
         Low Duration Bond Portfolio
         Foreign Bond Portfolio

     SCUDDER VARIABLE LIFE INVESTMENT FUND
         Money Market Portfolio
         Growth and Income Portfolio
         International Portfolio
         Bond Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
         Developing Markets Securities Fund

The Company owns the assets in the Account and is obligated to pay all benefits under the policies the Company issues. The Company provides insurance and administrative services to the contractholders for a fee. The Company also maintains a fixed account (Fixed Account), to which contractholders may direct their deposits and receive a fixed rate of return. The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

NOTE 2:       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     VALUATION OF INVESTMENT ASSETS: Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at the close of business on the last trading day of the year.

     REALIZED GAINS AND LOSSES: Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method. Trades are made to generate the greatest loss or smallest gain.

     FEDERAL INCOME TAXES: The Account qualifies as a segregated asset account as defined in the Internal Revenue Code (the Code). As such, the operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     DIVIDENDS: Dividends consist of ordinary income and realized gain distributions declared by the Funds, are recognized on the ex-dividend date, and are reinvested in the Funds.

NOTE 3:       EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE: The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

     SURRENDER CHARGE: The Company will deduct a surrender charge if, during the pay-in period, the policyholder fully surrenders the policy. The surrender charge in some cases may be significant. Under some circumstances, the level of surrender charges might result in no contract value available for payout.

     ASSET-BASED ADMINISTRATION CHARGE: The Company will deduct a daily asset-based administration charge from each sub-account to help reimburse for administrative charges.

NOTE 4:       PURCHASES AND SALES OF INVESTMENTS

The costs of purchase and sales of investments for the fiscal year ended December 31, 2000, were as follows:


                                                                Purchases         Sales
                                                               ----------      ----------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio                     $3,273,882      $   49,251

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio                       464,560           7,167
            High Yield Portfolio                                   24,260               4
            Small Cap Growth Portfolio                            387,471          16,639
            Kemper-Dreman High Return Equity Portfolio          1,089,692          19,726

      PIMCO VARIABLE INSURANCE TRUST SUB-ACCOUNTS:
            Low Duration Bond Portfolio                           300,826           4,411
            Foreign Bond Portfolio                                 69,108             836

      SCUDDER VARIABLE LIFE INVESTMENT FUND SUB-ACCOUNTS:
            Money Market Portfolio                                174,188          54,697
            Growth and Income Portfolio                         1,631,762          28,436
            International Portfolio                               388,650           6,674
            Bond Portfolio                                        414,310           6,096

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT:
            Developing Markets Securities Fund                     98,196           2,530
                                                               ----------      ----------

                                                               $8,316,905      $  196,467
                                                               ==========      ==========

NOTE 5:       UNIT VALUES


                                                                                     Net assets
                                                                 Units          ---------------------   Expense as a
                                            Sub-account       outstanding       Units        Total      % of average     Total
                                             start date    December 31, 2000    value        value        net assets     return
                                            -----------    -----------------    ------    -----------    -----------    -------
JANUS ASPEN SERIES SUB-ACCOUNT:
      Capital Appreciation Portfolio           04/07/00              415,890    $ 6.95    $ 2,890,723            .24%   (11.04)%

KEMPER VARIABLE SERIES SUB-ACCOUNTS:
      Government Securities Portfolio          04/07/00               41,239    $11.31        466,282            .24       1.90
      High Yield Portfolio                     06/07/00                2,447    $ 9.90         24,228            .24       (.11)
      Small Cap Growth Portfolio               04/07/00               48,710    $ 6.88        335,022            .24     (10.70)
      Kemper-Dreman High Return Equity
            Portfolio                          04/07/00               85,190    $13.65      1,162,453            .24       7.93

PIMCO VARIABLE INSURANCE TRUST
            SUB-ACCOUNTS:
      Low Duration Bond Portfolio              05/15/00               26,994    $11.00        296,922            .24        .98
      Foreign Bond Portfolio                   06/07/00                6,076    $11.19         67,994            .24       1.68

SCUDDER VARIABLE LIFE INVESTMENT FUND
            SUB-ACCOUNTS:
      Money Market Portfolio                   06/07/00               10,918    $10.92        119,208            .24        .57
      Growth and Income Portfolio              04/07/00              163,923    $ 9.55      1,565,623            .24      (2.43)
      International Portfolio                  04/07/00               45,427    $ 8.31        377,577            .24      (1.18)
      Bond Portfolio                           05/15/00               36,787    $11.32        416,250            .24       1.93

FRANKLIN TEMPLETON VARIABLE INSURANCE
            PRODUCTS TRUST SUB-ACCOUNT:
      Developing Markets Securities Fund       08/04/00               12,035    $ 7.34         88,310            .24      (8.33)

NOTE 6:       UNITS ISSUED AND REDEEMED


                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                           WITH STANDARD DEATH BENEFIT
                            UNIT ACTIVITY DURING 2000
                            -------------------------

                                                                   Initial
                                                  Sub-account    accumulation     Units           Units
                                                   start date     unit value     issued         redeemed
                                                  -----------    -----------    -----------    -----------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio           04/07/00    $      9.30        194,307         (6,119)

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio          04/07/00          10.12         22,692           (382)
            High Yield Portfolio                     06/07/00           9.77            556             (1)
            Small Cap Growth Portfolio               04/07/00           8.79         14,809           (116)
            Kemper-Dreman High Return Equity
                  Portfolio                          04/07/00          10.41         37,460           (681)

      PIMCO VARIABLE INSURANCE TRUST
                  SUB-ACCOUNTS:
            Low Duration Bond Portfolio              05/15/00           9.98         15,083           (243)
            Foreign Bond Portfolio                   06/07/00          10.14          3,692            (62)

      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  SUB-ACCOUNTS:
            Money Market Portfolio                   06/07/00          10.10         10,160         (5,307)
            Growth and Income Portfolio              04/07/00           9.98         74,855         (1,281)
            International Portfolio                  04/07/00           9.72         19,190           (637)
            Bond Portfolio                           05/15/00           9.86         19,884           (341)

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT:
            Developing Markets Securities Fund       08/04/00           8.31          2,556             (6)


                                                       Units             Accumulation
                                                    outstanding           unit value
                                                  December 31, 2000    December 31, 2000
                                                  -----------------    -----------------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio                  188,188    $            6.85

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio                  22,310                10.84
            High Yield Portfolio                                555                 9.11
            Small Cap Growth Portfolio                       14,693                 6.48
            Kemper-Dreman High Return Equity
                  Portfolio                                  36,779                13.52

      PIMCO VARIABLE INSURANCE TRUST
                  SUB-ACCOUNTS:
            Low Duration Bond Portfolio                      14,840                10.55
            Foreign Bond Portfolio                            3,630                10.55

      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  SUB-ACCOUNTS:
            Money Market Portfolio                            4,853                10.40
            Growth and Income Portfolio                      73,574                 9.41
            International Portfolio                          18,553                 7.88
            Bond Portfolio                                   19,543                10.79

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT:
            Developing Markets Securities Fund                2,550                 6.94



                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                      WITH GUARANTEED MINIMUM DEATH BENEFIT
                            UNIT ACTIVITY DURING 2000
                            -------------------------



                                                                  Initial
                                               Sub-account     accumulation       Units             Units
                                               start date       unit value        issued           redeemed
                                              -------------    -------------    -------------    -------------
  JANUS ASPEN SERIES SUB-ACCOUNT:
        Capital Appreciation Portfolio             04/07/00    $        9.30           55,356             (103)

  KEMPER VARIABLE SERIES SUB-ACCOUNTS:
        Government Securities Portfolio            04/07/00            10.12            7,261              (12)
        High Yield Portfolio                       06/07/00             9.77            1,174
        Small Cap Growth Portfolio                 04/07/00             8.79           11,732               (4)
        Kemper-Dreman High Return Equity
              Portfolio                            04/07/00            10.41           16,673             (431)

  PIMCO VARIABLE INSURANCE TRUST
              SUB-ACCOUNTS:
        Low Duration Bond Portfolio                05/15/00             9.98            4,986               (5)
        Foreign Bond Portfolio                     06/07/00            10.13            1,199

  SCUDDER VARIABLE LIFE INVESTMENT FUND
              SUB-ACCOUNTS:
        Money Market Portfolio                     06/07/00            10.09            1,374
        Growth and Income Portfolio                04/07/00             9.98           25,624             (132)
        International Portfolio                    04/07/00             9.72           11,915              (80)
        Bond Portfolio                             05/15/00             9.86            7,426               (5)

  FRANKLIN TEMPLETON VARIABLE INSURANCE
              PRODUCTS TRUST SUB-ACCOUNT:
        Developing Markets Securities Fund         08/04/00             8.30            2,951               (7)



                                                   Units             Accumulation
                                                 outstanding          unit value
                                              December 31, 2000    December 31, 2000
                                              -----------------    -----------------
  JANUS ASPEN SERIES SUB-ACCOUNT:
        Capital Appreciation Portfolio                   55,253    $            6.84

  KEMPER VARIABLE SERIES SUB-ACCOUNTS:
        Government Securities Portfolio                   7,249                10.82
        High Yield Portfolio                              1,174                 9.09
        Small Cap Growth Portfolio                       11,728                 6.47
        Kemper-Dreman High Return Equity
              Portfolio                                  16,242                13.49

  PIMCO VARIABLE INSURANCE TRUST
              SUB-ACCOUNTS:
        Low Duration Bond Portfolio                       4,981                10.53
        Foreign Bond Portfolio                            1,199                10.53

  SCUDDER VARIABLE LIFE INVESTMENT FUND
              SUB-ACCOUNTS:
        Money Market Portfolio                            1,374                10.38
        Growth and Income Portfolio                      25,492                 9.39
        International Portfolio                          11,835                 7.87
        Bond Portfolio                                    7,421                10.77

  FRANKLIN TEMPLETON VARIABLE INSURANCE
              PRODUCTS TRUST SUB-ACCOUNT:
        Developing Markets Securities Fund                2,944                 6.93

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                       WITH GUARANTEED RETIREMENT BENEFIT
                            UNIT ACTIVITY DURING 2000
                            -------------------------


                                                                     Initial
                                                     Sub-account   accumulation      Units          Units
                                                     start date     unit value       issued        redeemed
                                                     -----------   ------------    -----------    -----------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio            04/07/00      $      9.30        121,778         (1,099)

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio           04/07/00            10.12          5,667           (438)
            High Yield Portfolio                      06/07/00             9.77            718
            Small Cap Growth Portfolio                04/07/00             8.79         14,250           (337)
            Kemper-Dreman High Return Equity
                  Portfolio                           04/07/00            10.41         19,039           (585)

      PIMCO VARIABLE INSURANCE TRUST
                  SUB-ACCOUNTS:
            Low Duration Bond Portfolio               05/15/00             9.98          3,337           (265)
            Foreign Bond Portfolio                    06/07/00            10.13            616            (95)

      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  SUB-ACCOUNTS:
            Money Market Portfolio                    06/07/00            10.09          4,551
            Growth and Income Portfolio               04/07/00             9.98         40,181           (536)
            International Portfolio                   04/07/00             9.72          6,687            (29)
            Bond Portfolio                            05/15/00             9.86          4,586           (407)

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT:
            Developing Markets Securities Fund        08/04/00             8.30          6,403           (356)



                                                   Units             Accumulation
                                                 outstanding          unit value
                                              December 31, 2000    December 31, 2000
                                              -----------------    -----------------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio              120,679    $            6.84

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio               5,229                10.82
            High Yield Portfolio                            718                 9.09
            Small Cap Growth Portfolio                   13,913                 6.47
            Kemper-Dreman High Return Equity
                  Portfolio                              18,454                13.49

      PIMCO VARIABLE INSURANCE TRUST
                  SUB-ACCOUNTS:
            Low Duration Bond Portfolio                   3,072                10.53
            Foreign Bond Portfolio                          521                10.53

      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  SUB-ACCOUNTS:
            Money Market Portfolio                        4,551                10.38
            Growth and Income Portfolio                  39,645                 9.39
            International Portfolio                       6,658                 7.87
            Bond Portfolio                                4,179                10.77

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT
            Developing Markets Securities                 6,047                 6.93




                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                   WITH GUARANTEED MINIMUM DEATH BENEFIT AND
                      GUARANTEED RETIREMENT INCOME BENEFIT
                           UNIT ACTIVITY DURING 2000:
                           --------------------------

                                                                 Initial
                                               Sub-account     accumulation         Units           Units
                                               start date       unit value         issued           redeemed
                                              -------------    -------------    -------------    -------------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio         04/07/00    $        9.30           59,666           (7,896)

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio        04/07/00            10.12            7,426             (975)
            High Yield Portfolio                   06/07/00             9.76
            Small Cap Growth Portfolio             04/07/00             8.79           10,825           (2,449)
            Kemper-Dreman High Return Equity
                  Portfolio                        04/07/00            10.41           15,449           (1,734)

      PIMCO VARIABLE INSURANCE TRUST
                  SUB-ACCOUNTS:
            Low Duration Bond Portfolio            05/15/00             9.97            4,809             (708)
            Foreign Bond Portfolio                 06/07/00            10.13              773              (47)

      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  SUB-ACCOUNTS:
            Money Market Portfolio                 06/07/00            10.09              140
            Growth and Income Portfolio            04/07/00             9.98           28,606           (3,394)
            International Portfolio                04/07/00             9.72            8,929             (548)
            Bond Portfolio                         05/15/00             9.85            6,506             (862)

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT:
            Developing Markets Securities Fund     08/04/00             8.30              494


                                                    Units            Accumulation
                                                 outstanding           unit value
                                              December 31, 2000    December 31, 2000
                                              -----------------    -----------------
      JANUS ASPEN SERIES SUB-ACCOUNT:
            Capital Appreciation Portfolio               51,770    $            6.83

      KEMPER VARIABLE SERIES SUB-ACCOUNTS:
            Government Securities Portfolio               6,451                10.80
            High Yield Portfolio                                                9.07
            Small Cap Growth Portfolio                    8,376                 6.46
            Kemper-Dreman High Return Equity
                  Portfolio                              13,715                13.47

      PIMCO VARIABLE INSURANCE TRUST
                  SUB-ACCOUNTS:
            Low Duration Bond Portfolio                   4,101                10.51
            Foreign Bond Portfolio                          726                10.52

      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  SUB-ACCOUNTS:
            Money Market Portfolio                          140                10.36
            Growth and Income Portfolio                  25,212                 9.38
            International Portfolio                       8,381                 7.86
            Bond Portfolio                                5,644                10.75

      FRANKLIN TEMPLETON VARIABLE INSURANCE
                  PRODUCTS TRUST SUB-ACCOUNT
            Developing Markets Securities                   494                 6.92

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
================================================================================
FINANCIAL STATEMENTS FOR THE
YEARS ENDED DECEMBER 31, 2000, 1999, and 1998, AND
INDEPENDENT AUDITORS' REPORT


DELOITTE & TOUCHE LLP

INDEPENDENT AUDITORS' REPORT


Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington

We have audited the accompanying balance sheets of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the Company) as of December 31, 2000 and 1999, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




February 12, 2001
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)


BALANCE SHEETS (in thousands)
DECEMBER 31, 2000 AND 1999
================================================================================

                                                                              2000           1999
                                                                           ----------     ----------
ASSETS

INVESTMENTS (Notes 2 and 3):
      Fixed maturities available-for-sale:
            Bonds, at fair value (cost: $3,677,147 and $3,791,785)         $3,692,444     $3,684,255
            Redeemable preferred stocks, at fair value
                  (cost: $29,649 and $64,176)                                  30,646         64,855
      Equity securities available-for-sale:
            Nonredeemable preferred stocks, at fair value
                  (cost: $11,128 and $1,153)                                   11,500          1,158
            Common stocks, at fair value (cost: $241,781 and $123,567)        212,428        127,556
      Mortgage loans on real estate, net of allowance for losses               36,984         35,834
      Investment real estate, net of accumulated depreciation
            and allowance for losses                                           89,426         66,672
      Surplus notes and certificates of contribution of the P&C Group
            (Note 4)                                                          502,500        119,000
      Policy loans                                                            218,162        201,687
      Joint ventures                                                            9,930          6,662
      S&P 500 call options, at fair value (cost: $29,696 and $19,521)          26,271         32,718
                                                                           ----------     ----------

                        Total investments                                   4,830,291      4,340,397

CASH AND CASH EQUIVALENTS                                                      64,484         93,035

ACCRUED INVESTMENT INCOME                                                      62,906         53,975

OTHER RECEIVABLES                                                              20,823         18,608

DEFERRED POLICY ACQUISITION COSTS                                             537,981        550,908

VALUE OF BUSINESS ACQUIRED (Note 5)                                           300,141        328,718

PROPERTY AND EQUIPMENT, net of accumulated depreciation
     of $9,610 and $8,842                                                      14,970         14,351

OTHER ASSETS:
      Securities lending collateral (Note 6)                                  335,968        262,425
      Other assets                                                              8,326          3,740
      Separate accounts                                                         8,423
                                                                           ----------     ----------

                        Total other assets                                    352,717        266,165
                                                                           ----------     ----------

TOTAL                                                                      $6,184,313     $5,666,157
                                                                           ==========     ==========


See notes to financial statements.

================================================================================

                                                                            2000             1999
                                                                         -----------      -----------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY LIABILITIES AND ACCRUALS:
      Future policy benefits                                             $ 3,574,594      $ 3,412,452
      Policy claims                                                           32,509           28,396
                                                                         -----------      -----------

                        Total policy liabilities and accruals              3,607,103        3,440,848

OTHER POLICYHOLDER FUNDS AND DIVIDENDS                                       141,547           83,479

ACCRUED EXPENSES AND OTHER LIABILITIES:
      Securities lending liability (Note 6)                                  335,968          262,425
      Death benefit liability                                                 42,010           45,423
      Other liabilities                                                       70,847           74,636
      Separate accounts                                                        8,423
                                                                         -----------      -----------

                        Total accrued expenses and other liabilities         457,248          382,484

INCOME TAXES (Note 7):
      Current                                                                 18,496           10,006
      Deferred                                                               101,057           93,970
                                                                         -----------      -----------

                        Total income taxes                                   119,553          103,976
                                                                         -----------      -----------

                        Total liabilities                                  4,325,451        4,010,787

CONTINGENCIES (Note 8)

STOCKHOLDER'S EQUITY:
      Common stock, $1 par value - Authorized, 25,000,000 shares;
            issued and outstanding, 6,600,000 shares                           6,600            6,600
      Additional paid-in capital                                             994,246          994,246
      Accumulated other comprehensive loss, net of deferred
            tax benefit of $6,723 and $24,965                                (12,486)         (46,363)
      Retained earnings (Note 9)                                             870,502          700,887
                                                                         -----------      -----------

                        Total stockholder's equity                         1,858,862        1,655,370
                                                                         -----------      -----------

TOTAL                                                                    $ 6,184,313      $ 5,666,157
                                                                         ===========      ===========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

STATEMENTS OF INCOME (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================


                                                                       2000         1999        1998
                                                                    ---------     --------    ---------
REVENUES:
      Net premiums earned (Note 10)                                 $ 228,519     $209,683    $ 173,229
      Universal life and annuity policy charges                       214,504      210,639      206,393
      Net investment income (Note 2)                                  321,989      307,674      293,770
      Net realized investment gains (losses) (Note 2)                  39,856       24,159      (13,473)
      Other income                                                        181           36          707
                                                                    ---------     --------    ---------

                        Total revenues                                805,049      752,191      660,626

BENEFITS AND EXPENSES:
      Death and other benefits                                        141,759      137,798      133,984
      Future policy benefits                                           76,327       52,200       23,711
      Interest credited to policyholders                              162,888      157,831      150,618
      Underwriting, acquisition, and insurance expenses:
            Amortization of deferred policy acquisition costs          85,908       83,187       68,997
            Amortization of value of business acquired                 22,849       19,394       23,897
            Net commissions                                             3,881       13,520       18,972
            General insurance expenses and taxes                       51,431       44,077       38,659
                                                                    ---------     --------    ---------

                        Total benefits and expenses                   545,043      508,007      458,838
                                                                    ---------     --------    ---------

                        Income before provision for income taxes      260,006      244,184      201,788

PROVISION (BENEFIT) FOR INCOME TAXES (Note 7):
      Current                                                         105,294       85,426       70,690
      Deferred                                                        (14,903)         553          496
                                                                    ---------     --------    ---------

                        Total provision for income taxes               90,391       85,979       71,186
                                                                    ---------     --------    ---------

NET INCOME                                                          $ 169,615     $158,205    $ 130,602
                                                                    =========     ========    =========


See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
STATEMENTS OF COMPREHENSIVE INCOME (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================

                                                                                  2000          1999          1998
                                                                               ---------     ---------     ---------
NET INCOME                                                                     $ 169,615     $ 158,205     $ 130,602

OTHER COMPREHENSIVE INCOME, net of tax:
      Unrealized holding gains (losses) on securities:
           Unrealized holding gains (losses) on securities, net
                  of tax provision (benefit) of $31,986,
                  $(96,564), and $7,921                                           59,402      (179,334)       14,711
           Reclassification adjustment for (gains) losses
                  included in net income, net of tax provision
                  (benefit) of $434, $(1,749), and $357                             (805)        3,249          (662)
                                                                               ---------     ---------     ---------

                        Net unrealized holding gains (losses) on
                              securities, net of tax provision (benefit) of
                              $31,552, $(94,815), and $7,565                      58,597      (176,085)       14,049

      Effect of the change in net unrealized gains and losses
            on other insurance accounts, net of tax provision
            (benefit) of $(13,311), $28,332, and $(1,949)                        (24,720)       52,617        (3,619)
                                                                               ---------     ---------     ---------

COMPREHENSIVE INCOME                                                           $ 203,492     $  34,737     $ 141,032
                                                                               =========     =========     =========


See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
STATEMENTS OF STOCKHOLDER'S EQUITY (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================

                                                                                        Accumulated
                                                                                          other
                                                                            Additional comprehensive                     Total
                                                                   Common     paid-in      income        Retained     stockholder's
                                                                   stock      capital      (loss)        earnings       equity
                                                                  -------    --------- -------------    ---------     -------------
BALANCE, January 1, 1998                                          $ 6,600    $ 994,246    $  66,675     $ 412,080     $ 1,479,601

      Net income                                                                                          130,602         130,602

      Unrealized gains on available-for-sale investments
             arising during the period, net of tax of $7,921                                 14,711                        14,711

      Reclassification adjustment for gains included in net
             income, net of tax of $(357)                                                      (662)                         (662)

      Change in effect of unrealized losses on other insurance
             accounts, net of tax of $(1,949)                                                (3,619)                       (3,619)
                                                                  -------    ---------    ---------     ---------     -----------

BALANCE, December 31, 1998                                          6,600      994,246       77,105       542,682       1,620,633

      Net income                                                                                          158,205         158,205

      Unrealized losses on available-for-sale investments
            arising during the period, net of tax
            of $(96,564)                                                                   (179,334)                     (179,334)

      Reclassification adjustment for losses included in net
            income, net of tax, of $1,749                                                     3,249                         3,249

      Change in effect of unrealized gains on other insurance
            accounts, net of tax of $28,332                                                  52,617                        52,617
                                                                  -------    ---------    ---------     ---------     -----------

BALANCE, December 31, 1999                                          6,600      994,246      (46,363)      700,887       1,655,370

      Net income                                                                                          169,615         169,615

      Unrealized gains on available-for-sale investments
           arising during the period, net of tax
           of $31,986                                                                        59,402                        59,402

      Reclassification adjustment for gains included in
           net income, net of tax of $434                                                      (805)                         (805)

      Change in effect of unrealized losses on other
          insurance accounts, net of tax of $(13,311)                                       (24,720)                      (24,720)
                                                                  -------    ---------    ---------     ---------     -----------

BALANCE, December 31, 2000                                        $ 6,600    $ 994,246    $ (12,486)    $ 870,502     $ 1,858,862
                                                                  =======    =========    =========     =========     ===========


See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)
STATEMENTS OF CASH FLOWS (in thousands)
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================

                                                                                        2000           1999          1998
                                                                                     ---------     -----------     ---------
OPERATING ACTIVITIES:
      Net income                                                                     $ 169,615     $   158,205     $ 130,602
      Adjustments to reconcile net income to
                  net cash provided by operating activities:
            Universal life type contracts:
                  Deposits received                                                    302,774         302,424       299,007
                  Withdrawals                                                         (263,643)       (253,228)     (241,765)
                  Interest credited                                                     76,006          71,386        67,585
            Realized investment losses (gains)                                         (39,856)        (24,159)       13,473
            Amortization of deferred policy acquisition costs and VOBA                 108,757         102,581        92,894
            Deferred income tax expense (benefit)                                      (14,903)            553           496
            Depreciation                                                                 1,260           2,606         2,544
            Cash provided (used) by changes in operating assets and liabilities:
                  Federal income taxes payable                                           8,490           5,826         4,180
                  Deferred policy acquisition costs                                   (105,283)        (99,568)      (93,047)
                  Life insurance policy liabilities                                     81,135          55,478        27,802
                  Other policyholder funds                                              58,068          26,121        (2,714)
                  Other                                                                 13,237          12,768        31,758
                                                                                     ---------     -----------     ---------

      Net cash provided by operating activities                                        395,657         360,993       332,815

INVESTING ACTIVITIES:
      Purchase of bonds and stocks available-for-sale                                 (904,259)     (1,322,589)     (660,918)
      Proceeds from sales or maturities of bonds and stocks available-for-sale         944,436         953,106       458,364
      Mortgage loan collections                                                          4,800          18,421        36,839
      Purchase of investment real estate                                               (25,287)        (20,640)         (908)
      Proceeds from sale of investment real estate                                       6,651          10,565         8,557
      Increase in policy loans                                                         (16,475)        (16,475)      (19,317)
      Purchase of capital assets                                                        (7,174)         (2,508)         (572)
      Purchase of surplus notes and certificates of contribution of the P&C Group     (383,500)                     (119,000)
      Purchase of options                                                              (10,175)         (8,216)       (7,855)
      Other                                                                             (3,549)          1,891           320
                                                                                     ---------     -----------     ---------

      Net cash used by investing activities                                           (394,532)       (386,445)     (304,490)

FINANCING ACTIVITIES:
      Annuity contracts:
            Deposits received                                                          163,111         157,468       144,793
            Withdrawals                                                               (255,615)       (194,187)     (202,244)
            Interest credited                                                           62,828          91,422        82,930
                                                                                     ---------     -----------     ---------

      Net cash provided (used) by financing activities                                 (29,676)         54,703        25,479
                                                                                     ---------     -----------     ---------

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                       (28,551)         29,251        53,804

CASH AND CASH EQUIVALENTS:
      Beginning of year                                                                 93,035          63,784         9,980
                                                                                     ---------     -----------     ---------

      End of year                                                                    $  64,484     $    93,035     $  63,784
                                                                                     =========     ===========     =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
      Cash paid during the year for:
            Income taxes                                                             $  92,860     $    82,047     $  41,250
            Interest                                                                        23             125           945

      Cash received during year for:
            Income tax refunds                                                               0             832
            Interest                                                                         0         293,572
            Dividends                                                                        0           5,650


See notes to financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Farmers Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================


NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      THE COMPANY: The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the Company), a wholly owned subsidiary of Farmers Group, Inc. (FGI), whose ultimate parent is Zurich Financial Services Group. FGI, a management services insurance holding company, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries (the Exchanges) and owns a reinsurance company, Farmers Re. In March 2000, the Exchanges acquired Foremost Corporation of America and its subsidiaries (Foremost), a prominent writer of manufactured homes, recreational vehicles and other specialty lines. References to the P&C Group are to the three inter-insurance exchanges (the Exchanges) and their subsidiaries, Farmers Texas County Mutual Insurance Company, Foremost County Mutual Company and Foremost Lloyds of Texas.

      In December 1988, BATUS Inc. (BATUS), a subsidiary of B.A.T Industries p.l.c. (B.A.T), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

      At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired (VOBA), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T's acquisition of FGI. The amount so assigned is being amortized over its actuarially determined useful life with the unamortized amount included in value of business acquired in the accompanying balance sheets.

      In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company (ZIC). The businesses of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding (ZGH), formerly known as Zurich Financial Services, a Swiss company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Accounting Standards.

      NATURE OF OPERATIONS: The Company concentrates its activities in the individual life insurance and annuity markets. Principal lines of business include traditional and universal whole life products, as well as term life insurance. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, and structured settlements. Beginning in 2000, the Company added variable universal life and variable annuity products and the Farmers Level Term 2000 plans to its product line.

      The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies(R), Farmers Insurance Group(R), and Farmers(R). In addition, the Company and the P&C Group distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2000, this network consisted of approximately 15,000 direct writing agents and approximately 500 district managers, each of whom is an independent contractor. The size, efficiency, and scope of this agency force have made it a major factor in the P&C

      Group's and the Company's growth. Each direct writing agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers. To the extent that such insurers decline such business or do not underwrite it, the direct writing agents may offer the business to other insurers.

      The Company is currently licensed in 43 states, primarily in the western, midwestern, and southwestern regions of the United States.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      REVENUE RECOGNITION: Premiums for traditional life, structured settlement contracts involving life contingencies (SSILC), and accident and health insurance products are recognized as revenues when due from policyholders. Policy withdrawal, maintenance, and other charges are recognized as income when earned.

      Revenues associated with universal life and variable universal life products consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for deferred fixed and variable annuity products and structured settlement contracts not involving life contingencies (SSNILC) consist of surrender charges, investment income on assets allocated to support policyholder account balances on deposit, and administrative charges for equity-indexed annuities. Consideration received for interest-sensitive insurance, SSNILC, and annuity products is recorded as a liability when received.

      INVESTMENTS: The Company has classified all investments in fixed maturities and equity securities as available-for-sale and reports them on the balance sheet at fair value with unrealized gains and losses, net of tax, excluded from earnings and reported as accumulated other comprehensive income, a component of stockholder's equity. As of December 31, 2000, 1999 and 1998, there were no securities designated as held-to-maturity or trading.

      Realized gains (losses) on sales, redemptions, and write-downs of investments are determined based on the net book value of individual investments.

      Investment real estate consists of properties purchased for investment and properties acquired through foreclosure and is carried at the lower of cost less accumulated depreciation of $29,369,000 in 2000, $27,292,000 in 1999, or market. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties.

      The Company follows the provisions of Statement of Financial Accounting Standards (SFAS) No. 118 (amending SFAS No. 114), Accounting by Creditors for Impairment of a Loan, which requires that impaired loans be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

      DEFERRED POLICY ACQUISITION COSTS: The costs of acquiring new traditional life business, principally first-year commissions and other expenses for policy underwriting and issuance (which are primarily related to and vary with the production of new business), are deferred and amortized proportionately over the estimated period during which the related premiums will be recognized as income, based on the same assumptions that are used for computing the liabilities for future policy benefits.

      Policy acquisition costs for universal life and variable universal life and deferred fixed and variable annuity products are deferred and amortized in relation to the present value of expected gross profits on the policies. Deferred Policy Acquisition Costs (DAC) include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, DAC is increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

      VALUE OF BUSINESS ACQUIRED: The present value of the business acquired in the 1988 merger with B.A.T is being amortized as the life insurance business in-force at the time of the merger declines.

      PROPERTY AND EQUIPMENT: Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and five years for furniture and equipment.

      LONG-LIVED ASSETS: In accordance with SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of, long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

      SEPARATE ACCOUNTS: In April 2000, the Company began issuing variable universal life and deferred variable annuity contracts. The assets and liabilities held in the Separate Accounts (the Accounts) are legally segregated from the general assets of the Company. The assets held in the Accounts are comprised of investments in 12 sub-accounts. Each sub-account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the underlying mutual fund portfolios (collectively, the Funds).

      The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income and comprehensive income. Revenues to the Company from the Accounts consist of administration, surrender, and mortality and expense fees.

      POLICY LIABILITIES AND ACCRUALS: Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.75% depending upon the year of issue. Mortality is calculated principally on select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

      Liabilities for future policy benefits on universal life and variable universal life and deferred fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on SSNILC are recorded when the payments are received.

      Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

      LIFE SALES MANAGEMENT SERVICES: Fees charged to the Company by FGI for sales and marketing services were $21,027,000, $21,750,000, and $21,187,000 in 2000, 1999, and 1998, respectively, and are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of $1,837,000, $1,814,000, and $1,336,000 in 2000, 1999, and 1998, respectively.

      STATEMENTS OF CASH FLOWS: For purposes of reporting cash flows, the Company considers short-term investments purchased with an initial maturity of three months or less to be cash equivalents.

      ACCOUNTING PRONOUNCEMENTS: In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. This SOP, effective for financial statements issued for periods beginning after December 15, 1998, applies to all nongovernmental entities and establishes the rules for capitalizing or expensing software costs developed or obtained for internal use. During 2000 and 1999, the Company capitalized $11,372,000 and $6,724,000 in accordance with this SOP, respectively.

      In 1998, the Financial Accounting Standards Board (FASB) released SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This statement, effective for financial statements of public and nonpublic entities issued for fiscal years beginning after June 15, 1999, and deferred until June 15, 2000, by SFAS No. 137, Deferral of Effective Date of FASB Statement No. 133, establishes accounting and reporting standards for derivative instruments (including certain derivative instruments embedded in other contracts) and for hedging activities. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at market value. The Company does not expect the adoption of this statement to have a material impact on its financial statements.

      S&P 500 call options, which are considered derivatives under SFAS No. 133, are already measured and recorded at market value.

NOTE 2:         INVESTMENTS

      INVESTMENT INCOME: The sources of investment income for the years ended December 31 are as follows (in thousands):

                                                           2000        1999        1998
                                                         --------    --------    --------
        Bonds                                            $264,433    $270,191    $257,422
        Common and preferred stocks                         4,399       5,737       8,123
        Mortgage loans on real estate                       3,892       5,060       8,789
        Investment real estate                             12,058       9,415       9,907
        Policy loans                                       15,881      14,436      12,993
        Surplus notes and certificate of contribution      27,533       7,259       2,279
           of the P&C Group
        Short-term investments                              4,566       4,814       2,991
        Other                                               1,814       2,899       4,924
                                                         --------    --------    --------

        Gross investment income                           334,576     319,811     307,428
        Less investment expenses                           12,587      12,137      13,658
                                                         --------    --------    --------

        Net investment income                            $321,989    $307,674    $293,770
                                                         ========    ========    ========

      The Company's investment expenses included approximately $321,000, $737,000, and $1,143,000 in 2000, 1999, and 1998, respectively, that were paid to its parent company, FGI.

      In June 1998, the Company's investment management was transferred to Zurich Scudder Investments, Inc. (ZSI), formerly known as Scudder Kemper Investments, Inc., an indirect subsidiary of Zurich. In 2000 and 1999, approximately $1,608,000 and $1,469,000, respectively, of the Company's investment expenses were paid to ZSI.

      REALIZED GAINS (LOSSES): Realized investment gains (losses) for the years ended December 31 are as follows (in thousands):

                                         2000         1999         1998
                                       --------     --------     --------
        Bonds                          $ (9,597)    $ 17,558     $(15,126)
        Redeemable preferred stocks       2,688          450           25
        Common stocks                    32,783        4,589          117
        Investment real estate           13,982        1,562        1,393
        Other                                                         118
                                       --------     --------     --------

                                       $ 39,856     $ 24,159     $(13,473)
                                       ========     ========     ========

      Properties acquired through foreclosure were $16,614,000 and $18,805,000 at December 31, 2000 and 1999, respectively. During 2000 and 1999, the Company recorded $470,000 and $386,000 in realized gains and $15,000 and $1,114,000 in realized losses on the sale of real estate acquired through foreclosure, respectively. During the year ended December 31, 2000, the Company eliminated the $3,263,000 allowance for real estate losses that was maintained as of December 31, 1999 and 1998, as a result of an evaluation of the exposure to loss.

      UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES: Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks and common stocks stated at fair value as of December 31 are as follows (in thousands):

                                                      Gains       Losses        Net
                                                    --------     --------     --------
        2000:
              Nonredeemable preferred stocks        $    439     $    (67)    $    372
              Common stocks                           10,539      (39,892)     (29,353)
                                                    --------     --------     --------

                                                    $ 10,978     $(39,959)     (28,981)
                                                    ========     ========

              Less deferred federal income taxes                                10,143
                                                                              --------

                                                                              $(18,838)
                                                                              ========
        1999:
              Nonredeemable preferred stocks        $     97     $    (92)    $      5
              Common stocks                           11,350       (7,361)       3,989
                                                    --------     --------     --------

                                                    $ 11,447     $ (7,453)       3,994
                                                    ========     ========

              Less deferred federal income taxes                                (1,398)
                                                                              --------

                                                                               $ 2,596
                                                                              ========

      UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES: Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31 are as follows (in thousands):

                                                                      Gross         Gross         Estimated
                                                      Amortized    unrealized     unrealized        fair
                                                         cost         gains         losses          value
                                                      ----------    ---------     -----------     ----------
        2000:
              Fixed maturities available-for-sale:
                    U.S. Treasury securities and
                          obligations of U.S.
                          government corporations
                          and agencies                $  210,305    $   3,087     $    (1,020)    $  212,372
                    Obligations of states and
                          political subdivisions          34,335          785              (2)        35,118
                    Debt securities issued by
                          foreign governments             53,382        1,515          (1,260)        53,637
              Corporate securities                     1,695,881       30,450         (38,465)     1,687,866
              Mortgage-backed securities               1,683,244       32,699         (12,492)     1,703,451
                                                      ----------    ---------     -----------     ----------

                                                       3,677,147       68,536         (53,239)     3,692,444
              Redeemable preferred stock                  29,649        1,577            (580)        30,646
                                                      ----------    ---------     -----------     ----------

                                                      $3,706,796    $  70,113     $   (53,819)    $3,723,090
                                                      ==========    =========     ===========     ==========

        1999:
              Fixed maturities available-for-sale:
                    U.S. Treasury securities and
                          obligations of U.S.
                          government corporations
                          and agencies                $  350,845    $     553     $   (20,033)    $  331,365
                    Obligations of states and
                          political subdivisions         314,988        3,105          (5,420)       312,673
                    Debt securities issued by
                          foreign governments             62,214        5,336          (1,045)        66,505
              Corporate securities                     1,223,504        6,957         (47,222)     1,183,239
              Mortgage-backed securities               1,840,234        8,758         (58,519)     1,790,473
                                                      ----------    ---------     -----------     ----------

                                                       3,791,785       24,709        (132,239)     3,684,255
              Redeemable preferred stock                  64,176        1,347            (668)        64,855
                                                      ----------    ---------     -----------     ----------

                                                      $3,855,961    $  26,056     $  (132,907)    $3,749,110
                                                      ==========    =========     ===========     ==========

      MATURITIES OF FIXED MATURITIES: The amortized cost and estimated fair value of fixed maturities classified as available-for-sale by contractual maturity at December 31, 2000, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   Amortized     Estimated
                                                                      cost       fair value
                                                                   ----------    ----------
        Fixed maturities available-for-sale:
              Due in one year or less                              $  245,303    $  242,313
              Due after one year through five years                   598,685       595,488
              Due after five years through 10 years                   587,750       591,072
              Due after 10 years                                      562,165       560,120
                                                                   ----------    ----------

                                                                    1,993,903     1,988,993
        Mortgage-backed securities                                  1,683,244     1,703,451
        Preferred stock with characteristics of debt securities        29,649        30,646
                                                                   ----------    ----------

                                                                   $3,706,796    $3,723,090
                                                                   ==========    ==========


      In determining estimated fair value, management obtains quotations from independent sources who make markets in similar securities, generally broker/dealers. Unless representative trades of securities actually occurred at December 31, 2000, these quotes are generally estimates of market value based on an evaluation of appropriate factors, such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issue, and other market data.

      SALE AND IMPAIRMENT OF DEBT SECURITIES: The gross gains, gross losses, proceeds from sales, and write-downs of debt securities for the years ended December 31 are as follows (in thousands):

                                  Gross        Gross                       Write-
                                  gains        losses        Proceeds      downs
                                --------     ---------      ---------     --------
        2000                    $ 17,644     $ (24,554)     $ 732,155     $(22,429)
        1999                      35,321       (17,313)       910,601
        1998                      11,742          (468)       458,247      (26,356)

NOTE 3: FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts. The carrying value and estimated fair value of assets and liabilities as of December 31 are as follows (in thousands):

                                                                                       Estimated
                                                                          Carrying        fair
                                                                           value          value
                                                                         ----------    ----------
        2000:
              Assets:
                    Cash and cash equivalents                            $   64,484    $   64,484
                    Fixed maturities available-for-sale                   3,723,090     3,723,090
                    Non-redeemable preferred stock available-for-sale        11,500        11,500
                    Common stock available-for-sale                         212,428       212,428
                    Mortgage loans                                           36,984        41,815
                    Surplus notes and certificates of contribution          502,500       502,500
                       of the P&C Group
                    Policy loans                                            218,162       226,304
                    Joint ventures                                            9,930        12,676
                    S&P call options                                         26,271        26,271
                    Separate accounts                                         8,423         8,423

              Liabilities:
                    Future policy benefits - Deferred annuities           1,510,908     1,467,806
                    Separate accounts                                         8,423         8,423

        1999:
              Assets:
                    Cash and cash equivalents                            $   93,035    $   93,035
                    Fixed maturities available-for-sale                   3,749,110     3,749,110
                    Non-redeemable preferred stock available-for-sale         1,158         1,158
                    Common stock available-for-sale                         127,556       127,556
                    Mortgage loans                                           35,834        43,818
                    Surplus notes of the P&C Group                          119,000       119,000
                    Policy loans                                            201,687       199,166
                    Joint ventures                                            6,662         5,137
                    S&P call options                                         32,718        32,718

              Liabilities:
                    Future policy benefits - Deferred annuities           1,531,412     1,481,098

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2000 and 1999:

      CASH AND CASH EQUIVALENTS: The carrying amounts of these items are reasonable estimates of their fair value.

      FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON
      STOCK: The estimated fair values of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

      MORTGAGE LOANS: The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality, and average maturity of the composite portfolio.

      POLICY LOANS: The estimated fair value of policy loans is determined by discounting future cash flows using the current rates at which similar loans would be made.

      SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP: The carrying amounts of these items are a reasonable estimate of their fair market value.

      JOINT VENTURES: The estimated fair value of the joint ventures is based on quoted market prices, current appraisals, and independent pricing services.

      S&P 500 CALL OPTIONS: S&P 500 call options are purchased as hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

      FUTURE POLICY BENEFITS - DEFERRED ANNUITIES: The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

      SEPARATE ACCOUNTS: Amounts are carried at market value for financial statement purposes.

NOTE 4: SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

The Company owns multiple surplus notes issued by the P&C Group. During the year 2000, the Company purchased $296,000,000 of certificates of contribution of the P&C Group which bear interest at 7.85% annually and are payable in full no later than March 2010.

The Company recognized interest income of $17,526,000 on this note in 2000.

Another note, in the amount of $87,500,000, was purchased in August 2000. This surplus note bears interest at 8.50% annually and is payable in full no later than March 2005.

The Company recognized interest income of $2,748,000 on this note in 2000.

Another note, in the amount of $119,000,000, was purchased in September 1998. This surplus note bears interest at 6.10% annually and is payable in full no later than October 2001.

The Company recognized interest income of $7,259,000, $7,259,000 and $2,279,000 on this note in 2000, 1999, and 1998, respectively.

Conditions governing repayment of the amounts are outlined in the certificates of contribution and the surplus notes. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level, and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

NOTE 5: VALUE OF BUSINESS ACQUIRED

The changes in the VOBA were as follows (in thousands) as of December 31:

                                                                 2000          1999          1998
                                                               ---------     ---------     ---------
      Balance, beginning of year                               $ 328,718     $ 334,442     $ 359,146
      Amortization related to operations                         (51,648)      (50,392)      (53,598)
      Interest accrued                                            28,799        30,998        29,701
      Amortization related to net unrealized gains (losses)       (5,728)       13,670          (807)
                                                               ---------     ---------     ---------

      Balance, end of year                                     $ 300,141     $ 328,718     $ 334,442
                                                               =========     =========     =========

Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2000, balance as follows: approximately 7.0% in 2001 and 2002, 8.0% in 2003, 2004, and 2005. The discount rate used to determine the amortization rate of the VOBA ranged from 12.5% to 7.5%.

NOTE 6: SECURITY LENDING ARRANGEMENT

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of domestic securities and 105% of the market value of other securities subject to the loan.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income assets with a maturity of less than one year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was $626,000, $798,000, and $899,000 in 2000, 1999, and 1998, respectively. As of December 31, 2000 and 1999, the Company recorded $335,968,000 and $262,425,000, respectively, of collateral in other assets and in accrued expenses and other liabilities.

NOTE 7: INCOME TAXES

The Company files a consolidated federal income tax return with Farmers Group, Inc. and its subsidiaries.

The Company uses the asset and liability method of accounting for income taxes under SFAS No. 109, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recognized to the extent that utilization is not likely.

The components of the provision for income taxes are as follows (in thousands):

                                           2000         1999         1998
                                        ---------     --------     -------
      Current:
            Federal                     $ 104,187     $ 83,823     $69,601
            State                           1,107        1,603       1,089
                                        ---------     --------     -------

                  Total current           105,294       85,426      70,690

      Deferred:
            Federal                       (14,253)       1,127         496
            State                            (650)        (574)
                                        ---------     --------     -------

                  Total deferred          (14,903)         553         496
                                        ---------     --------     -------

      Total                             $  90,391     $ 85,979     $71,186
                                        =========     ========     =======

The table below reconciles the provision for income taxes computed at the U.S. statutory income tax rate of 35% to the Company's provision for income taxes (in thousands):

                                         2000         1999         1998
                                       --------     --------     --------
      Expected tax expense             $ 91,002     $ 85,464     $ 70,626
      Tax-exempt investment income       (1,070)      (1,410)      (1,705)
      State taxes                           457        1,029        1,089
      Other, net                              2          896        1,176
                                       --------     --------     --------

      Reported income tax expense      $ 90,391     $ 85,979     $ 71,186
                                       ========     ========     ========

The tax effects of temporary differences that give rise to significant portions of the net deferred tax liabilities as of December 31 are presented in the following table (in thousands):

                                                     2000         1999
                                                  ---------     ---------
      Deferred policy acquisition costs           $ 234,762     $ 245,850
      Future policy benefits                        (89,459)     (115,336)
      Investments                                   (33,601)      (15,447)
      Valuation of investments in securities         (6,723)      (24,965)
      Depreciable assets                              4,334         4,620
      Other                                          (8,256)         (752)
                                                  ---------     ---------

      Net deferred tax liabilities                $ 101,057     $  93,970
                                                  =========     =========

There was no valuation allowance recognized for deferred tax assets in 2000 or 1999.

NOTE 8: CONTINGENCIES

The Company is subject to lawsuits arising from its normal business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct which should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position or results of operations.

NOTE 9: REGULATORY MATTERS

The Company, domiciled in Washington State, prepares its statutory financial statements in accordance with accounting practices prescribed by the Office of the Insurance Commissioner of the State of Washington (OIC). Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules.

Statutory stockholder's equity was $1,090,597,000 and $989,615,000 as of December 31, 2000 and 1999, respectively. Statutory net income for the years ended December 31, 2000, 1999, and 1998, was $134,756,000, $114,909,000, and
$98,796,000, respectively.

Statutory unassigned surplus of $1,080,798,000 and $979,816,000 included in retained earnings at December 31, 2000 and 1999, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2000 and 1999 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

The maximum amount of dividends that can be paid to stockholders by state of Washington insurance companies without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus. The maximum dividend payout which could be made without prior approval is $135,563,000 in 2001.

Dividends are determined by the Board of Directors.

As of December 31, 2000 and 1999, the Company's risk-based capital exceeded the amount required by the OIC. The NAIC has developed the codification of statutory accounting practices (the Codification), which was effective on January 1, 2001. The State of Washington has adopted the Codification; however, there are conflicts between state law and the Codification. For example, the Codification admits deferred tax assets, whereas it appears that Washington will nonadmit these assets. In such instances, state law overrules the Codification. Management does not believe that the Codification would have a material effect on statutory surplus had it been adopted in the state of Washington as of December 31, 2000.

NOTE 10: REINSURANCE

The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. The policy benefit liabilities and unpaid claim amounts attributable to such business are stated as other receivables on the balance sheets. The carrying value of reinsurance receivables included in other receivables totaled approximately $15,173,000 and $10,846,000 at December 31, 2000 and 1999, respectively. The Company utilizes several reinsurers to minimize concentration of credit risk.

The Company has established retention limits for automatic reinsurance ceded. The maximum retention on new issues is $2,000,000 per life for the Farmers Flexible Universal Life policy and $1,500,000 per life for all traditional policies except Farmers Yearly Renewable Term. The maximum retention on new issues is $800,000 per life for Farmers Yearly Renewable Term. The excess risk is reinsured with an outside reinsurer. Increases in policy benefit liabilities and claims expense are stated net of increases in future policy benefit liabilities and claims expenses applicable to reinsurance ceded. Death and other benefits expense is reduced by $6,602,000, $3,052,000, and $4,074,000 in 2000,
1999, and 1998, respectively, of reinsurance recoveries. The Company is contingently liable with respect to reinsurance ceded in the event that a reinsurer is unable to meet its obligations under existing reinsurance agreements.

Effective January 2000, the Company entered into a new co-insurance agreement with a reinsurer. The Company agreed to cede a significant portion of the risk of the Farmers Level Term 2000 policies. The co-insurance agreement cedes 90% of premium and risk.

The effect of reinsurance on premiums and amounts earned for the years ended December 31 is as follows (in thousands):

                                       2000          1999         1998
                                    ---------     ---------     ---------
      Direct premiums               $ 252,213     $ 214,557     $ 168,159
      Reinsurance assumed               9,833         9,065         8,798
      Reinsurance ceded               (33,527)      (13,939)       (3,728)
                                    ---------     ---------     ---------

      Net premiums earned           $ 228,519     $ 209,683     $ 173,229
                                    =========     =========     =========

Premiums assumed from unaffiliated companies approximated $9,833,000, $9,065,000, and $8,798,000 in 2000, 1999, and 1998, respectively, which represent 4.3%, 4.3%, and 5.1%, of the net premiums earned in 2000, 1999, and 1998, respectively. Claims paid to unaffiliated companies on assumed reinsurance were approximately $9,131,000, $8,134,000, and $7,998,000 in 2000, 1999, and
1998, respectively.

NOTE 11: EMPLOYEES' RETIREMENT PLANS

The Company participates in FGI's two noncontributory defined benefit pension plans (the Regular Plan and the Restoration Plan). The Regular Plan covers substantially all employees of FGI, its subsidiaries, and the P&C Group who have reached age 21 and have rendered one year of service. Benefits are based on years of service and the employee's compensation during the last five years of employment. The Restoration Plan provides supplemental retirement benefits for certain key employees of FGI, its subsidiaries, and the P&C Group.

FGI's policy is to fund the amount determined under the aggregate cost method, provided it does not exceed funding limitations. There has been no change in funding policy from prior years, and in 2000, a contribution of $18,689,000 was made to the Regular Plan.

Assets of the Regular Plan are held by an independent trustee. Assets held are primarily in fixed maturity and equity investments. The principal liability is for annuity benefit payments of current and future retirees. Assets of the Restoration Plan are considered corporate assets of FGI and are held in a grantor trust.

Information regarding the Regular Plan's and the Restoration Plan's funded status is not developed separately for FGI, its subsidiaries, including the Company, and the P&C Group. The funded status of both plans as of December 1 (the latest date for which information is available) is as follows (in thousands):

                                                                      2000           1999
                                                                  -----------     -----------
      Change in benefit obligation:
            Net benefit obligation at beginning of the year       $   803,894     $   853,174
            Service cost                                               27,262          29,395
            Interest cost                                              65,023          58,469
            Plan amendments                                                             7,903
            Actuarial losses (gains)                                   51,563        (111,100)
            Benefits paid                                             (43,185)        (33,948)
                                                                  -----------     -----------

                                                                  $   904,557     $   803,893
                                                                  ===========     ===========

      Change in plan assets:
            Fair value of plan assets at beginning of the year    $ 1,015,928     $   924,301
            Actual return on plan assets                               21,594         124,380
            Employer contributions                                     18,689
            Benefits paid                                             (41,912)        (32,753)
                                                                  -----------     -----------

      Fair value of plan assets at end of the year                $ 1,014,299     $ 1,015,928
                                                                  ===========     ===========

      Funded status at end of the year                            $   109,743     $   212,034
      Unrecognized net actuarial gain                                (147,236)       (287,586)
      Unrecognized prior service cost                                  31,854          35,859
      Unrecognized net transition asset                               (16,834)        (21,510)
                                                                  -----------     -----------

      Net amount recognized at end of the year                    $   (22,473)    $   (61,203)
                                                                  ===========     ===========

Upon B.A.T's purchase of FGI and its subsidiaries in 1988, FGI allocated part of the purchase price to its portion of the Regular Plan assets in excess of the projected benefit obligation at the date of acquisition. The asset is being amortized for the difference between FGI's net pension cost and amounts contributed to the plan. The unamortized balance as of December 31, 2000 and 1999, was $13,258,000 and $16,940,000, respectively.

Components of net periodic pension expense for FGI and its subsidiaries are as follows (in thousands):

                                                 2000         1999         1998
                                               --------     --------     --------
      Service costs                            $ 14,064     $ 15,126     $ 13,240
      Interest costs                             38,035       34,525       27,810
      Return on plan assets                     (53,947)     (49,000)     (35,817)
      Amortization of:
            Transition obligation                   987          955        1,365
            Prior service cost                    2,597        2,207        1,986
            Actuarial gain                       (9,561)      (2,445)      (2,447)
                                               --------     --------     --------

      Net periodic pension expense (credit)    $ (7,825)    $  1,368     $  6,137
                                               ========     ========     ========

The Company's share of pension expense (credit) was $(1,188,000), $192,000, and $452,000 in 2000, 1999, and 1998, respectively.

FGI uses the projected unit credit cost actuarial method for attribution of expense for financial reporting purposes. The interest cost and the actuarial present value of benefit obligations were computed using a weighted average interest rate of 7.75%, 8.00%, and 6.75% in 2000, 1999, and 1998, respectively; while the expected return on plan assets was computed using a weighted average interest rate of 9.50%, 9.25%, and 9.25% in 2000, 1999, and 1998, respectively. The weighted average rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.70%, 5.00%, and 4.50% in 2000, 1999, and 1998, respectively.

FGI and its subsidiaries' postretirement benefits plan is a contributory defined benefit plan for employees who were retired or who were eligible for early retirement on January 1, 1995, and is a contributory defined dollar plan for all other employees retiring after January 1, 1995. Health benefits are provided for all employees who participated in the Company's group medical benefits plan for 10 years prior to retirement at age 55 or later. A life insurance benefit of $5,000 is provided at no cost to retirees who maintained group life insurance coverage for 10 years prior to retirement at age 55 or later.

There are no assets separated and allocated to this plan.

The funded status of the entire plan, which includes FGI, its subsidiaries, and the P&C Group, at December 1 (the latest date for which information is available) was as follows (in thousands):

                                                                  2000         1999
                                                               ---------     --------
      Change in benefit obligation:
            Net benefit obligation at beginning of the year    $  79,501     $ 80,367
            Service cost                                           1,427        1,537
            Interest cost                                          6,280        5,374
            Plan participations' contributions                     1,729        1,575
            Actuarial loss (gain)                                 34,131       (5,892)
            Benefits paid                                         (5,173)      (3,460)
                                                               ---------     --------

      Fair value of plan assets at end of the year             $ 117,895     $ 79,501
                                                               =========     ========

      Funded status at end of the year                         $(117,895)    $(79,501)
      Unrecognized net actuarial gain                             20,659      (14,070)
      Unrecognized net transition obligation                      15,732       17,044
                                                               ---------     --------

      Accrued postretirement benefit cost                      $ (81,504)    $(76,527)
                                                               =========     ========

FGI and its subsidiaries' share of the accrued postretirement benefit cost was approximately $57,758,000 and $55,578,000 in 2000 and 1999, respectively. The unrecognized net transition obligation of $15,732,000 and $17,044,000 in 2000 and 1999, respectively, represents the remaining transition obligation of the P&C Group.

Components of postretirement benefits expense for FGI and its subsidiaries are as follows (in thousands):

                                            2000        1999        1998
                                          -------     -------     -------
      Service costs                       $   736     $   696     $   636
      Interest costs                        3,786       3,263       2,527
      Amortization of actuarial gain         (361)         (9)       (435)
                                          -------     -------     -------

      Net periodic expense                $ 4,161     $ 3,950     $ 2,728
                                          =======     =======     =======

The Company's share of this amount was approximately $245,000, $229,000, and $205,000 in 2000, 1999, and 1998, respectively.

The weighted average interest rate used in the above benefit computations was 7.75%, 8.00%, and 6.75% in 2000, 1999, and 1998, respectively. Beginning in
1998, the initial medical inflation rate was 6.50% to be graded over a one-year period to 6.00% and level thereafter, and contribution levels from retirees were the same as applicable medical cost increases where defined benefits exist. The weighted average rate of increase in future compensation levels used in determining the actuarial present value of the accumulated benefit obligation was 4.70%, 5.00%, and 4.50% in 2000, 1999, and 1998, respectively.

A 1% increase or decrease in the medical inflation rate assumption would have resulted in the following (in thousands):

                                                                              1%         1%
                                                                           increase   decrease
                                                                           --------   --------
      Effect on 2000 service and interest components of net periodic cost    $  161    $  (147)
      Effect on accumulated postretirement benefit obligation
            at December 31, 2000                                              2,279     (2,219)


NOTE 12: EMPLOYEES' PROFIT SHARING PLANS

FGI and its subsidiaries have two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan (consisting of Cash and Quest for Gold Program in 2000 and 1999) and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 16.25% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employee, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan and Quest for Gold Program provide for annual cash distributions to eligible employees. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued. The Quest for Gold Program is limited to 1.25% of pretax earnings, as adjusted, or 6% of eligible employees' salaries or wages paid or accrued.

The Company's share of expense under these plans was $4,194,000, $4,120,000, and $4,069,000 in 2000, 1999, and 1998, respectively.

NOTE 13: EQUITY-INDEXED ANNUITIES

During 1997, the Company began selling an equity-indexed annuity product. At the end of its seven-year term, this product credits interest to the annuity participant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), subject to a guaranteed annual minimum return. In order to hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as a hedge. As of December 31, 2000 and 1999, the Company had call options with contract values of $94,535,000 and $65,229,000, respectively, and carrying values of $26,271,000 and $32,718,000, respectively.

Hedge accounting is used to account for the call options as the Company believes that the options reduce the risk associated with increases in the account value of the annuities that result from increases in the S&P 500 Index. The call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets (S&P 500 call options) are matched to the potential liability (annuity contracts) to ensure the hedge has remained effective. The annuities were written based on a seven-year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e., payment of interest to the policyholder at the end of the investment term and maturity of the call option) for each annuity is generally expected to occur in seven years or less. For the years ended December 31, 2000 and 1999, the amount of unrealized hedging gains (losses) was $(3,425,000) and $13,197,000, respectively.

The call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on call options are amortized to net investment income over the term of the contracts. There were no early terminations by annuity participants that led to maturities or sales of the S&P 500 call options during 2000 or 1999.

The cash requirement of the call options consists of the initial premium paid to purchase the call options. Should a liability exist to the annuity participant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash will then be remitted to the annuity participant based on the respective participation rate. The call options are generally expected to be held for a seven-year term, but can be terminated at any time.

There are certain risks associated with the call options, primarily with respect to significant movements in the United States stock market and counterparty nonperformance. The Company believes that the counterparties to its call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

NOTE 14: PARTICIPATING POLICIES

Participating business, which consists of group business, comprised approximately 7.7% of total insurance in-force as of December 31, 2000 and 8.6% of the total insurance-in-force as of December 31, 1999. In addition, participating business represented 2.0%, of Farmers Life's premium income for years ended December 31, 2000 and 1999 and 2.1% for year-end December 31, 1998.

The amount of dividends paid on participating business is determined by the Farmers Life Board of Directors and is paid annually on the policyholder's anniversary date. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

NOTE 15: OPERATING SEGMENTS

The Company concentrates its activities in the individual life insurance and annuity markets. These activities are managed separately as each offers a unique set of product services. As a result, the Company comprises the following two reportable operating segments as defined in SFAS No. 131, Disclosures About Segments of an Enterprise and Related Information: the life insurance segment and the annuity segment.

The life insurance segment provides individual life insurance products, including universal life, variable universal life, term life, and whole life. The annuity segment provides flexible and single premium deferred annuities, single premium immediate annuities, variable annuities, and equity-indexed annuity products.

The basis of accounting used by the Company's management in evaluating segment performance and determining how resources should be allocated is referred to as the Company's GAAP historical basis, which excludes the effects of the purchase accounting (PGAAP) adjustments related to the acquisition of FGI and the Company by B.A.T in December 1988 (Note 1).

The Company accounts for intersegment transactions as if they were to third parties and, as such, records the transactions at current market prices. There were no intersegment revenues among the Company's two reportable operating segments for the years 2000, 1999, and 1998.

The Company operates throughout the U.S. and does not earn revenues or hold assets in any foreign countries.

Information regarding the Company's reportable operating segments follows (in thousands):

                                                            Year ended December 31, 2000
                                                            ----------------------------

                                        GAAP historical basis                         PGAAP adjustments                 Total
                             -----------------------------------------       ---------------------------------          PGAAP
                                 Life        Annuities        Total            Life      Annuities     Total            basis
                             -----------    -----------    -----------       --------    --------    ---------       -----------
Revenues                     $   689,749    $   116,218    $   805,967(a)    $   (600)   $   (318)   $    (918)      $   805,049
Investment income                218,982        115,858        334,840           (172)        (92)        (264)          334,576
Investment expenses               (7,804)        (4,129)       (11,933)          (428)       (226)        (654)          (12,587)
Net realized gains                39,856                        39,856                                                    39,856
Income before provision
   for taxes                     243,804         24,979        268,783         (7,966)       (811)      (8,777)          260,006
Provision for income taxes        85,366          8,746         94,112         (3,377)       (344)      (3,721)           90,391
Assets                         4,043,308      2,000,500      6,043,808         93,998      46,507      140,505(b)      6,184,313
Capital expenditures               7,174                         7,174                                                     7,174
Depreciation and
   amortization                   95,861          8,553        104,414(c)       5,155         448      5,60(d)           110,017

(a) Revenues for the operating segments include net investment income and net realized gains (losses).
(b) Amount includes PGAAP adjustments related to the DAC ($169,100,000 decrease) and VOBA ($300,100,000 increase) assets.
(c) Amount includes the historical basis amortization associated with the DAC asset.
(d) Amount includes PGAAP adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 DAC assets.

                                                            Year ended December 31, 1999
                                                            ----------------------------

                                        GAAP historical basis                         PGAAP adjustments                 Total
                             -----------------------------------------       ---------------------------------          PGAAP
                                 Life        Annuities        Total            Life      Annuities     Total            basis
                             -----------    -----------    -----------       --------    --------    ---------       -----------
Revenues                     $   635,419    $   118,044    $ 753,463 (a)    $   (921)   $   (351)   $ (1,272) 51)  $  752,191
Investment income                202,258        118,502       320,760           (598)       (351)       (949)         319,811
Investment expenses               (7,653)        (4,484)      (12,137)                                                (12,137)
Net realized gains                24,482                       24,482           (323)                   (323)          24,159
Income before provision
   for taxes                     246,963         26,326       273,289        (26,301)     (2,804)    (29,105)         244,184
Provision for income taxes        87,421          9,319        96,740         (9,724)     (1,037)    (10,761)          85,979
Assets                         3,646,654      1,870,221     5,516,875         98,675      50,607     149,282(b)     5,666,157
Capital expenditures               2,508                        2,508                                                   2,508
Depreciation and
   amortization                   69,727          7,924        77,651(c)      24,727       2,809      27,536(d)       105,187

(a) Revenues for the operating segments include net investment income and net realized gains (losses).
(b) Amount includes PGAAP adjustments related to the DAC ($190,100,000 decrease) and VOBA ($328,700,000 increase) assets.
(c) Amount includes the historical basis amortization associated with the DAC asset.
(d) Amount includes PGAAP adjustments totalling $21,300,000 related to the amortization of the DAC and VOBA assets.

                                                            Year ended December 31, 1998
                                                            ----------------------------

                                        GAAP historical basis                         PGAAP adjustments                 Total
                             -----------------------------------------       ---------------------------------          PGAAP
                                 Life        Annuities        Total            Life      Annuities     Total            basis
                             -----------    -----------    -----------       --------    --------    ---------       -----------
Revenues                     $   544,390    $   116,029    $   660,419(a)    $     171    $     36    $    207      $  660,626
Investment income                190,197        117,024        307,221             128          79         207         307,428
Investment expenses               (8,457)        (5,201)       (13,658)                                                (13,658)
Net realized losses              (13,473)                      (13,473)                                                (13,473)
Income before provision
   for taxes                     173,576         26,033        199,609           1,895         284       2,179         201,788
Provision for income taxes        61,803          9,269         71,072              99          15         114          71,186
Assets                         3,593,311      1,844,266      5,437,577         118,310      60,454     178,764(b)    5,616,341
Capital expenditures                 572                           572                                                     572
Depreciation and
   amortization                   88,146          8,572         96,718(c)       (1,129)       (151)     (1,280(d)       95,438

(a) Revenues for the insurance operating segments include net investment income and net realized gains (losses).

(b) Amount includes PGAAP adjustments related to the DAC ($168,300,000 decrease) and VOBA ($334,400,000 increase) assets.

(c) Amount includes the historical basis amortization associated with the DAC asset.

(d) Amount includes PGAAP adjustments related to the amortization of the DAC ($26,200,000 decrease) and VOBA ($23,900,000 increase) assets.

PART C

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a)            FINANCIAL STATEMENTS

               All required financial statements are included in Part B of this Registration Statement.

(b)            EXHIBITS


   (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(2)

   (2)         Not applicable.

   (3)   (a)   Distribution Agreement between Farmers New World Life
               Insurance Company and Investors Brokerage Services, Inc.(3)

         (b) Investors Brokerage Services, Inc. Registered Representative Agreement.(3)

         (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(5)

         (d) Farmers Financial Solutions, LLC Registered Representative Agreement.(5)

   (4)   (a)   Revised Form of Contract for the Individual Flexible Premium
               Variable Annuity.(3)

         (b)   Revised Guaranteed Minimum Death Benefit Rider.(3)

         (c)   Revised Guaranteed Retirement Income Benefit Rider.(3)

         (d)   Waiver of Surrender Charge Rider -- Terminal Illness.(3)

         (e)   Waiver of Surrender Charge Rider -- Nursing Care.(3)

         (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider (20153).(3)

         (g)   Individual Retirement Annuity Amendment Rider (20129).(3)

         (h)   Roth Individual Retirement Annuity Endorsement (20181).(3)

   (5)   (a)   Form of Application for the Individual Flexible Premium
               Variable Annuity.(3)

         (b)   Form of Variable Policy Application Supplement.(4)

         (c)   Revised Variable Policy Application Supplement.(5)

   (6)   (a)   Articles of Incorporation of Farmers New World Life Insurance
               Company.(1)

         (b)   By-Laws of Farmers New World Life Insurance Company.(1)


   (7)         Not Applicable.


   (8)   (a)   Participation Agreement among Kemper Variable Series, Scudder
               Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers
               New World Life Insurance Company.(4)

         (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(4)

         (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.(4)

         (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(4)

         (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(4)

         (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

         (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(3)

         (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(3)

         (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(5)

         (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(5)

         (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

         (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(5)

         (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.(5)


         (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.


         (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.(5)

         (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

         (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(5)

         (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(5)

   (9)         Opinion and Consent of M. Douglas Close, Esq.(5)

   (10)  (a)   Consent of Sutherland Asbill & Brennan LLP.(5)

         (b)   Consent of Deloitte & Touche LLP.(5)


   (11)        No financial statements will be omitted from Item 23.

   (12)        Not applicable.


   (13)        Schedule of Performance Computations.(4)(5)


   (14)        Not applicable.


   (15)        Powers of Attorney.(2)(5)

---------------

(1) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on July 29, 1999 (File No. 333-84023).

(2) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(5) Filed herewith.


ITEM 25.      DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE COMPANY

Name and Principal Business Address          Position and Office with Depositor
-----------------------------------          ----------------------------------
C. Paul Patsis(1)                            President, Chief Executive Officer, Chairman
                                             of the Board and Director
Kathryn M. Callahan(1)                       Vice President, Actuary and Director
David A. Demmon(1)                           Assistant Vice President, Treasurer and
                                             Director
Michael W. Keller(1)                         Vice President and Director
James I. Randolph(1)                         Vice President, Assistant Secretary and
                                             Director
Sharylee Barnes, M.D.(1)                     Medical Director
M. Douglas Close(2)                          Vice President and General Counsel
Sharon D. Courlas, M.D.(1)                   Vice President and Medical Director
Gerald A. Dulek(2)                           Assistant Vice President
Gerald E. Faulwell(2)                        Vice President and Assistant Treasurer
Laszlo G. Heredy(2)                          Vice President
Doren E. Hohl(2)                             Assistant Secretary
Paul F. Hott(1)                              Assistant Vice President
Kathleen D. Katovich(2)                      Assistant Secretary
Hubert L. Mountz(2)                          Assistant Treasurer
Link R. Murphy, M.D.(3)                      Assistant Medical Director
John R. Patton(1)                            Assistant Vice President and Secretary
Christopher R. Pflug(2)                      Assistant Secretary
Maryann M. Seltzer(2)                        Assistant Secretary

Principal business address is:

    1.   3003 -- 77th Avenue, S.E., Mercer Island, WA  98040

    2.   4680 Wilshire Blvd., Los Angeles, CA  90010

    3.   2500 Farmers Way, Columbus, OH  43235

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ZURICH FINANCIAL SERVICES (SWITZERLAND)
    owns 100% of Zurich Group Holdings [Sw]
        owns 90% of Farmers Group, Inc. [US-NV]
           owns 100% of Farmers New World Life Insurance Company [US-WA] owns 95.2% of FIG Leasing Company, Inc. [US-CA] owns 100% of Farmers Services Corporation [US-NV] owns 100% of Farmers Value Added, Inc. [US-NV] owns 100% of Farmers Investment Research & Management, Inc. [US-NV] owns 100% of Farmers Reinsurance Company [US-CA] owns 100% of F.I.G. Travel [US-CA] owns 38% of Prematic Service Corporation [US-CA]
                  owns 100% of Prematic Service Corporation [US-NV] owns 100% of Fire Underwriters Association [US-CA]
               owns 70% of F.I.G. Holding Company [US-CA] owns 1.7% of FIG Leasing Company, Inc. [US-CA] owns 9% of Prematic Service Corporation [US-CA]
           owns 100% of Truck Underwriters Association [US-CA] owns 30% of F.I.G. Holding Company [US-CA] owns 3.1% of FIG Leasing Corporation, Inc. [US-CA] owns 53% of Prematic Service Corporation [US-CA]
        owns 99+% of Zurich Insurance Company (see below) owns 100% of Allied Zurich Holdings Limited [CHANNEL ISLANDS]
           owns 10% of Farmers Group, Inc. [US-NV] (see above) owns 100% of British American Financial Services owns 100% of British American Financial Services Subsidiaries

ZURICH INSURANCE COMPANY - UNITED STATES
ZURICH INSURANCE COMPANY (ZURICH, SWITZERLAND) owns 100% Zurich Towers, Inc. [US - IL] owns 33% of 20th Century Asset Management Corporation Limited [India] owns 99+% of Zurich Life Insurance Company (Zurich, Switzerland) owns 14% of Provident Companies, Inc. *4 owns 100% of Provident Life and Accident Insurance Co. [US-TN] owns 100% of Provident Life and Casualty Insurance Co.
        owns 100% of Provident National Assurance Company [US-TN] owns 100% of The Paul Revere Corporation [US-MA]
           owns 100% of The Paul Revere Life Insurance Company [US-MA]
               owns 100% of The Paul Revere Protective Life Insurance Company
                [US-DE]
               owns 100% of The Paul Revere Variable Annuity Insurance Company
                [US-MA]
    owns 100% of - Zurich Holding Co. of America [US - DE]
        owns 100% Zurich Finance (USA) Inc. [US-DE]
               owns 100% Zurich American Brokerage Inc. [US-NY] owns 99.5% of UUBVI, Limited [BVI] owns 100% Zurich American Insurance Company [US - NY]
               owns 100% of Empire Fire & Marine Insurance Company [US - NY] owns 100% of Empire Indemnity Insurance Company [US - OK]
Zurich Holding Company of America
               owns 99.9% Risk Enterprise Management Limited [US - DE]
                  owns 100% Zurich American REIT Corporation [US - DE] owns 100% Zurich American Insurance Company [US - NY]
                      owns 100% Steadfast Insurance Company [US - DE]
                        owns 100% American Zurich Insurance Company [US - IL]
                          owns 100% Zurich American Insurance Company of Illinois [US -IL]
                      owns 100% American Guarantee & Liability Insurance Company [US - NY]
                        owns 100% Diversified Specialty Risk, Inc. [US - TX] owns 100% Specialty Producer Group Inc. [US - DE]
                          owns 100% Daniels-Head Insurance Agency Inc. [US - TX] owns 100% Daniels-Head Insurance Agency Inc. [US - KY] owns 100% Daniels-Head Insurance Agency Inc. [US - CA] owns 100% Daniels-Head Insurance Agency Inc. [US - NY] owns 100% Daniels-Head Insurance Agency Inc. [US - OH] owns 100% O'Connor West Insurance Agency Inc.
               Empire Fire & Marine Insurance Company
                  owns 100% of Douglas Street Premium Finance Company of California [US - CA] owns 100% of Douglas Street Premium Finance Company [US - NE]
                      owns 100% Minnesota Marketing Center, Inc.  [US-MN]
                  owns 51% of Truckwriters, Inc. [US - NE] owns Empire Fire & Marine Insurance Company owns 100% of Empire Management Services, Inc. [US - NE]
           owns 100% of Zurich Global Ltd. [Bda]
           owns 100% of Universal Underwriters Acceptance Corp. [US - KS] owns 100% of Universal Underwriters Service Corp. [US - MO]
               owns .50% of UUBVI, Limited [BVI]
           owns 100% of Universal Underwriters Service Corp. of Texas [US - TX] owns 100% of The Zurich Services Corporation [US - IL] owns 100% of Zurich American Brokerage, Inc. [US - NY]
           Zurich American Insurance Company [US-NY] owns 85% of Maryland Casualty Co. [US - MD] owns 100% Zurich Agency Services, Inc [US-TX] owns 100% of Assurance Company of America [US - NY] owns 100% of Maine Bonding & Casualty Company [US - ME] owns 100% of Maryland Insurance Company [US - TX] owns 100% of Zurich Insurance Agency [US - MD] owns 100% of Maryland Management Corporation [US - TX]
               Trust Agreements - Maryland Lloyds [US - TX] owns 100% of National Standard Insurance Company [US - TX] owns 100% of Northern Insurance Company of New York [US - NY] owns 100% of Steadfast Reinsurance Company, Ltd. [Bda] owns 100% of Valiant Insurance Company [US - IA] owns 100% of Fidelity & Deposit Company of Maryland [US - MD] Zurich American Insurance Company [US-NY]
                  owns 100% of Colonial American Casualty & Surety Company
                    [US - MD]
                  owns 100% Mountbatten Holding, Inc. [US-PA]
                      owns 100% The Mountbatten Surety Company, Inc [US-PA] owns 100% HMS Droadnought, Inc. [US-DE]
               Fidelity & Deposit Company of Maryland
                  owns 100% of 300 St. Paul Corporation [US - MD] owns 51 % of Maryland Netherlands Credit Insurance Company
                    [US - MD]

               Zurich American Insurance Company [US-NY]
                  owns 100% of Universal Underwriters Insurance Company
                    [US - MO]
                  owns 100% of Universal Underwriters of Texas Insurance Company
                    [US - TX]
                  owns 100% of Mountain Insurance Agency [US - MA] owns 100% of Universal Underwriters Life Insurance Company
                    [US - MO]
               owns 100% of Robert Hampson, Inc. [Canada]
Zurich Holding Company of America [US-DE]
               owns 100% of ZKI Holding Corp.  (*3)
               owns 32.85% of Scudder Kemper Investments, Inc. [US - DE]
                  owns 100% Zurich Kemper Investments, Inc [US-DE] owns 50% of Kemper Distributors, Inc. [US-DE] owns 50% of Kemper Service Company [US-DE] owns 100% of ZKI Agency, Inc. [US - DL]
                      owns 100% ZKI Agency of Alabama Inc. [US-AL]
                  owns 100% of Scudder Investments (U.K.) Ltd
                      owns 100% of Zurich Investment Management (C.I.) Limited
                         [Channel Islands]
                      owns 100% of Zurich Investment Management (Dublin) Limited
                         (Ireland)
                      owns 100% of Scudder Kemper Holdings (U.K.) Limited owns 100% of Scudder, Stevens & Clark Limited owns 100% Scudder Kemper Holdings [UK] Limited owns 100% of Scudder, Stevens & Clark Japan, Inc.
                  owns 100% of Scudder, Stevens & Clark Asia Limited owns 100% of Scudder Canada Investor Services Limited owns 100% of Scudder, Stevens & Clark of Canada, Ltd.
                  owns 100% Zurich Investment Management, Inc. [US-DE] owns 100% Scudder Investments AG owns 100% of Scudder, Stevens & Clark (Luxembourg) S.A.
               owns 100% of Scudder Trust (Cayman), Ltd.
               owns 100% of Scudder Cayman, Ltd.
               owns 100% of Scudder, Stevens & Clark Australia Limited owns 100% of Scudder, Stevens & Clark Corporation [US - DE] owns 100% of SS&C Overseas Corporation owns 49.75% of Scudder Trust Company owns 50% of Scudder Defined Contributions Services, Inc.
               owns 50% of Scudder Capital Stock Corporation
                  owns 50% Kemper Distributors Inc. [US - DE] owns 50% of Scudder Capital Planning Corporation owns 50% of Scudder Investor Services, Inc.
                      owns 100% of Scudder Insurance Agency Inc. (CA) [US - CA] owns 100% of Scudder Insurance Agency, Inc.
                      owns 100% of Scudder Insurance Agency of New York, Inc. owns 100% of SIS Investment Corporation owns 50% of Scudder Brokerage Services, Inc.
                  owns 50% of Scudder Service Corporation
                      owns 1% of Scudder Realty Holdings (II) L.L.C.
                      owns 100% of SRV Investment Corporation
                      owns 100% of Scudder Realty Holdings Corporation
               owns 50% of Scudder Capital Planning Corporation
                  owns 50% Kemper Service Company [US - DE] owns 50% of Scudder Capital Asset Corporation owns 50% of Scudder Fund Accounting Corporation owns 50% of SS&C Investment Corporation owns 50% of Scudder Investor Services, Inc. [US - MA] owns 50% of Scudder Brokerage Services, Inc. [US - DE] owns 50% of Scudder Capital Asset Corporation owns 49.75% of Scudder Trust Company
                  owns 50% of Scudder Defined Contributions Services, Inc.
                  owns 50% of Scudder Capital Stock Corporation
               owns 50% of Scudder Service Corporation
               owns 99% of Scudder Realty Holdings (II) L.L.C.
               owns 50% of Scudder Fund Accounting Corporation owns 50% of SS&C Investment Corporation owns 50% of AARP/Scudder Financial Management Company owns 100% of Korea Bond Fund Management Co., Limited owns 100% of Scudder Cayman L.A. Power II-P Ltd.
               owns 100% of Scudder Cayman L.A. Power II-C Ltd.
               owns 100% of SFA, Inc.
Zurich Holding Company of America [US-DE]
               owns 36.6% of Scudder Kemper Investments, Inc. [US - DE] owns 71.67% of Kemper Corporation owns 100% of Federal Kemper Life Assurance Company [US - IL] owns 50% of KI/FKLA Rancho Realty, L.L.C.
               owns 30% of KL-75, L.L.C.
               owns 66.70% of KI/FKLA Ardenwood, L.L.C.
           owns 100% of Kemper Investors Life Insurance Company [US - IL] owns 100% of Investors Brokerage Services, Inc. [US - DE] owns 100% of Investors Brokerage Services Insurance Agency, Inc.
                 [US - DE]
                  owns 100% IBS Insurance Agency Inc of Ohio [US-OH] owns 100% of Investors Brokerage Services Insurance Agency,
                    Inc. of Texas [US - TX](*1)
                  owns 60.10% of KI/FLA San Leandro, L.L.C.
               owns 30% of KL-75, L.L.C.
               owns 33.30% of KI/FKLA Ardenwood, L.L.C.
               owns 50% of KI/FKLA Rancho Realty, L.L.C.
           owns 100% of Kemper Portfolio Corp. [US - DE]
               owns 100% of FKLA Realty Corporation [US - IL] owns 50% of Kemper Real Estate Management Company [US - DE] owns 75% of KLMLP, L.P. [US - DE] (*2)
               owns 100% Butterfield Financial Corporation [US-CA] owns 100% of Kemper/Lumbermens Properties, Inc. [US - DE]
               KADC, Inc [US-CA]
                  owns 100% of Ardenwood Financial Corporation [US - CA] owns 100% of Zurich Life Insurance Company of America [US - IL] owns 100% of Zurich Direct, Inc. [US - IL] owns 33% of 20th Century Asset Management Corporation Limited [India] owns 100% of KFC Portfolio Corp. [US - DE]
               owns 100% of Kemper Real Estate, Inc. [US - DE] owns 100% of Kemper/Cymrot, Inc. [US - DE]
                  owns 100% of Kemper/Cymrot Management, Inc. [US - GA]
               owns 100% of KILICO Realty Corporation [US - IL]
KFC Portfolio Corp. owns 100% of KR CBDV [US - DE]
               owns 100% of Maunalua Associates, Inc. [US - HI]
                  owns 100% of Pacific Homes, Inc. [US - HI]

Kemper Corporation owns 66.67% of ZKS Real Estate Partners, L.L.C. [US - DE]

Individual Shareholders own 20.86% of Scudder Kemper Investments, Inc. [US - DE] SKI Executive Defined Contribution Plan owns 9.66% of Scudder Kemper Investments, Inc. [US - DE]
Fidelity Life Association, A Mutual Legal Reserve Company [US - IL]

NOTES
*1  =   100% owned by a Texas resident under contract with Investors Brokerage
        Services Insurance Agency, Inc. of Texas.

*2  =   KLMLP, L.P. is a Delaware limited partnership.  Kemper Corporation's indirect ownership of KLMLP, L.P. is as follows:

           29.7% KILICO Realty Corporation; 20.85% FKLA Realty Corporation; 1.5% Kemper Portfolio Corp; 22.5% KFC Portfolio Corp.; 0.3% Kemper Investors Life Insurance Company; and 0.15% Federal Kemper Life Assurance Company.

*3  =   Lumbermens Mutual Casualty Company owns the remaining 3.03% of ZKI
        Holding Corp.

*4  =   Zurich Insurance Company, together with various U.S. affiliates, owns
        6,349,207 shares, or 14%, of the common stock of Provident Companies, Inc.

Percentages reflect direct common stock ownership, except as noted.
Except as noted, non-corporate (i.e., partnership) joint venture real estate investments by subsidiaries of Kemper Corporation and Fidelity Life Association are not shown.


ZURICH CENTRE INVESTMENTS
ZURICH INSURANCE COMPANY (ZURICH, SWITZERLAND) owns 65% of Zurich Centre Group Holdings, Limited [Bda] owns 43% of Zurich International (Bermuda) Ltd. [Bda.]
        owns 35% of Zurich Centre Group Holdings Limited [Bda] (ZC Advisors
          International [Bda] and ZC Advisors [US - NY] have advisory contracts with Zurich Centre Investments Limited [Bda] owns 100% of Centre Reinsurance Services (Bermuda) II Limited [Bda]
               owns 43% IPC GenPar (Bermuda) L.P. [Bda] owns 44% of Insurance GenPar (Bermuda), L.P. [Bda]
                  owns 1% and serves as GP of Insurance Partners Offshore
                     (Bermuda), L.P.
           owns 100% of ZC Sterling Holdings Limited [US - CA]
               owns 81% of ZC Sterling Insurance Agency [US - CA] owns 100% of Centre Reinsurance Holdings Limited [Bda]
               owns 100% of Centre Solutions (Bermuda) Limited [Bda]
                  owns 50% of Advance Travel Holdings (Bermuda) Limited [Bda] owns 51% of Strategic Risk Management Holdings Limited [Bda]
                      owns 100% SRM Brokers Limited [Bda]
                      owns 100% of SRM Consultants Limited [Bda]
                          owns 100% of Strategic Risk Management Limited [UK] owns 100% of Strategic Risk Management (Propriety)
                            Limited (South Africa)
                      owns 100% of SRM Managers Limited [Bda]
                 owns 39.6% of Florida Select Insurance Holdings, Inc. [US - DE]
                      owns 100% of Florida Select Insurance Co. [US - FL] owns 100% of Florida Select Insurance Agency [US - FL]
               Centre Solutions (Bermuda) Limited (Bda) owns non-voting common stock of Mendip Insurance & Reinsurance
                 Company Limited [Bda]
               owns 100% of CP Holding Limited [BVI]
               owns 100% of Centre Reinsurance Representatives Limited [UK] owns 40% of Pacific Select Insurance Holding, Inc. [US - DE]
                  owns 100% Pacific Select Insurance Co. [US - CA]
               owns 100% of Centre Investors I Limited [Bda] owns 100% of Centre Investors II Limited [Bda] owns 100% of Centre Investors III Limited [Bda] owns 33% of Golden Gate Reinsurance Company Limited [Bda] owns 100% of CRS III Limited [Bda]
                  owns 100% Centre Representatives (Asia) Limited (Hong Kong) owns 16.1% of CAT Limited [Bda] owns 100% of Superior National Capital, L.P. [Bda] owns 100% of Centre Solutions (Australia) Limited [Aus] owns 100% of Centre Reinsurance Services (Bermuda) IV Limited
                    [Bda]
               owns 100% of Finwas Financing (Bermuda) Limited [Bda] owns 100% of Centre Reinsurance Limited [Bda]
               Zurich Centre Group Holdings Limited (Bda)
                  owns 100% of Centre Re Holdings Dublin [Ireland]
                      owns 100% of Centre Reinsurance Holdings (Delaware II)
                         Limited [US - DE]
               owns 100% Centre Solutions (Asia) Limited (Bda)
               CentreRe Holdings Dublin (Ireland)
                  owns 100% Centre Finance Dublin International (Ireland) owns 100% Centre Investments Dublin (Ireland)
Centre Reinsurance Holdings (Delaware II) Limited
                  owns 100% of Centre Reinsurance Dublin [Ireland]
                      owns 100% of Centre Reinsurance Holdings (Delaware)
                         Limited [US - DE]
                  owns 100% of Zurich Centre Group LLC (US-DE)
                          owns 100% of Centre Reinsurance (US) Limited [Bda]
                             owns 100% of Zurich Reinsurance Centre Holdings,
                               Inc. [US - DE]
                                 owns 100% of ZC Property Management [US - DE] owns 100% of Zurich Reinsurance North America),
                                   Inc. [US - CT]
                                    owns 100% of ZC Insurance Company [US - NJ] owns 24% of Insurance Partners Advisors L.P.
                                      [US - DE]
Centre Reinsurance Limited (Bda)
                             owns 100% of ZC Specialties Insurance Company
                              [US - TX]
                             owns 100% of Constellation Reinsurance Company
                              [US - NY]
                             owns 100% of BDA/US Services Limited [US - DE] owns 100% of Centre Re Services, Inc. [US - NY] owns 100% of ZC Resource L.L.C. [US-DE] owns 100% of Zurich Centre Properties, Inc (US-CT)
                      ZC Resource LLC [US-DE]
                             owns 50% of Life Insurance Solutions LLC [US - DE] owns 50% of Advance Travel Holdings [Delaware]
                               Limited [US - DE]
                                 owns 100% of Advance Travel Limited [US - DE]
                              owns 49% of Claims Solutions Group [US-DE]
                                 owns 100% of Claims management Group [UK]
                      Centre Reinsurance Limited [Bda]
                                    owns 100% of Bridge Re [Lux]
                                    owns 100% Centre Insurance International
                                     Company [Ireland]
                                    owns 100% of Centre Finance Dublin
                                        International [Ire]
                                    owns 100% of Centre Reinsurance
                                        International Company [Ire]
                                    owns 33% non-voting stock of International
                                        Insurance Advisors, Inc. [US - DE]
                                    owns 54% of Insurance Partners Offshore
                                        (Bermuda), L.P. [Bda]
                                    owns 100% of Anglo American Insurance Group
                                        Limited [Bda]
                                    owns 30% of International Insurance
                                        Advisors, Inc
                  Zurich Centre Group Holdings Limited [Bda]
                      owns 100% Advisors, Inc.
                      owns 100% of Anglo American Insurance Holdings Limited
                         [UK]
                          owns 100% of Anglo American Underwriting Management
                              Limited [UK]
                          owns 100% of Anglo American Insurance Management
                              Services Limited [UK]
                  Centre Reinsurance Limited (Bda)
                      owns 100% Centre Solutions Holdings II [Delaware] Limited
                         (US-DE)
                      owns 100% Centre Risk Advisors, Inc. [US-DE] owns 100% ZC Group LLC [US-DE] owns 100% Centre Solutions [US] Limited [Bda]
                owns 100% ZC Specialty Insurance Company [US-TX]
                          owns 100% Centre Solutions Holdings [Delaware] Limited
                            [US-DE]
                   owns 100% Centre Insurance Company [US-DE]
                  owns 100% of Anglo American Insurance Co. Limited [UK]
                      owns 100% of Mercantile Indemnity Limited [UK]
                  owns 100% of Anglo American Insurance Company (Bermuda)
                    Limited [Bda]
Centre Reinsurance Holdings Limited [Bda] owns 100% of CentreLine Reinsurance Limited [Bda] owns 100% of Mendip Insurance & Reinsurance Company Limited [Bda]
owns 100% of Strategic Services Centre Limited [Bda] - f/k/a Gear, Inc.
owns 100% of ZC Life Reinsurance Limited [Bda] owns 100% of Centre Life Holdings (Delaware) Limited [US - DE]
    owns 100% of Centre Life Reinsurance Limited [Bda]
Zurich Centre Group Holdings Limited [Bda] owns 100% of Zurich Payroll Solutions Limited [US - DE] owns 94% of Cedar Hill Holdings, Inc. [US - DE]
    owns 100% of Cedar Hill Assurance Company [US - TX] owns 100% of ZCM Holdings (Bermuda) Limited [Bda]
    owns 100% ZCM Matched Funding (Bermuda) Limited [Bda] owns 100% of ZCM Asset Holding Company (Bermuda) Limited [Bda] owns 100% of Zurich Capital Markets (UK) Limited [UK] owns 100% of Zurich Capital Markets Inc. [US - DE]
        owns 100% of Zurich Capital Markets Securities Inc. [US - DE] owns 100% of ZCM Matched Funding Corp. [US - DE]
owns 100% of Zurich Capital Markets Company [Ireland] owns 100% of Centre Financial Services Holdings Limited [Bda]
    owns 100% of Zurich Structured Finance, Inc. [US - DE] owns 100% Centre Kate Inc. 1 [US - DE] owns 100% Centre Kate Inc. 2 [US - DE] owns 47.125% of CentRe Mortgage Capital LLC [US - DE]
           owns 100% of National Mortgage Capital LLC [US - MD] owns 47.375% of CMC TEJV-1, LLC [US - DE] owns 100% of CTH Affordable Housing Corporation [US - DE]
           owns 100% of CTH Affordable Housing Investor, Inc. [US - DE]
               owns 100% of CTH MHP, L.L.C. [US - DE]
           owns 100% of CTH Special General Partner, Inc. [US - DE] owns 100% of CTH MHP II, Inc. [US - IL] owns 100% of CTH AHP Corporation [US - DE] owns 100% of CTH WNC, Inc. [US - IL] owns 100% of CTH Special General Partner II, Inc. [US - IL]
           1% General Partner & 98% Limited Partner of JFS/ZSF 1997, L.P.
               [US - VA]
        owns 34.5% common stock & 100% preferred stock of Centre Trading
               Partners, L.P. [US - DE]
    owns 45% of Centre Trading Corporation [US - DE]
        owns 1% of Centre Trading Partners L.P. [US - DE] owns 49% of CMB Limited [Bda]
owns 100% of Zurich Home Investments Limited [Bda] owns 100% of Centre Reinsurance Services (Delaware) Limited [US - DE]
    owns 44% of Insurance GenPar LP [US - DE]
        owns 100% and serves as GP of Insurance Partners LP [US - DE]
CTH Affordable Housing Corporation
    owns 100% ZSF Appollo Corporation [US - IL] owns 100% CTH/Landmark SLP, Inc. [US - DE] owns 100% ZSF Landmark Corporation [US - IL]
Zurich Centre Group Holdings Limited (Bda) owns 50% THIC Holdings Management Corporation owns 100% Centre Reinsurance Services (Bermuda) Limited (Bda) owns 100% Zurich S.F. Holdings Inc. (US-DE) owns 100% Sterling Forest LLC (US)


ZURICH INSURANCE COMPANY (ZURICH, SWITZERLAND) owns 100% of Zurich International Service [Ire] owns 100% of Zurich International Services [Lxm] owns 100% of Marofinac [Mar]
               owns 13.23% of La Garantie Generale Marocaine (GGM) [Mar] owns 5% of Arab International Insurance Co. [Egy] owns 68.76% of La Garantie Generale Marocaine (GGM) [Mar] owns 80% of Zurich Life Assurance Company Ltd. [UK] owns 50% of Previservice S.p.A. [Ity] owns 67% of Genevoise Vie (Geneva Life Insurance Co.) [Sw] owns 0.923% of Zurich International [Blg] owns 10% of Zurich Eurolife S.A. [Lux] owns 100% of Turegum Immobilion AG [Sw] owns 100% of Assuricum Zurich [Sw]
           owns 99.87% of Zurich Leben (Life) Insurance Company [Sw] owns 15% of Alstadt Insurance Co. [Sw] owns 20% of Telsecur [Spn] owns 100% of Zurich-Leben PKB [Sw] owns 10% of Gestora [Spn] owns 5% of National Insurance Company (Runoff) [Lxm] owns 10% of Societe Jacquet [Blg] owns 90% of Zurich Life International Services, Ltd. [UK] owns 10% of Zurich life Insurance Company of Canada [Can] owns 20% of Zurich Life Assurance Company Ltd. [UK] owns 50% of Previservice S.p.A. [Ity] owns 32.6% of Genevoise Vie (Geneva Life Insurance Co.) [Sw] owns 99.075% of Zurich International [Blg] owns 10% of Consultores de Pensiones [Spn] owns 1% of ASSURYS Compagnie d'Assurances [Fra] owns 90% of Zurich Eurolife S.A. [Lux] owns 10% of Zurich Epargne Compagnie d'Assurances [Fra]
           owns 100% of Rud, Blass & Cie AG [Sw]
           owns 5% of National Insurance Company (Runoff) [Sau] owns 100% of Genevoise Generale (Geneva General Insurance Co.) [Sw] owns 10.32% of Zurich International (France) S.A. [Fra]
               owns 99.99% of S.G.E.A. [Fra]
               owns 2% of ASSURYS Compagnie d'Assurances [Fra] owns 20% of Zurich Epargne Compagnie d'Assurances [Fra]
        owns 80.77% of Danubio Compagnia di Assicurazioni S.p.A.
        owns 58.64% of Zurich International (France) S.A. [Fra] owns 96.99% of ASSURYS Compagnie d'Assurances [Fra] owns 69.99% of Zurich Epargne Compagnie d'Assurances [Fra] owns 99.87% of Alpina Insurance Co. [Sw]
           owns 10% of Alstadt Insurance Co. [Sw]
           owns 19.23% of Danubio Compagnia di Assicurazioni S.p.A. [Ity] owns 31.01% of Zurich International (France) S.A. [Fra]
        owns 74.95% of Alstadt Insurance Co. [Sw] owns 90% of Zurich Insurance Services [Bah] owns 99.46% of Zurich do Brazil [Brz]
           owns 32% of CAARS [Brz]
               owns 100% of Zurich-Anglo Seguradora S.A. [Brz] owns 60% of Zurich Asia Holdings Ltd. [Bda] owns 49% of Neango [Arg] owns 38.7% of ISIS [Arg] owns 100% of Turegum Insurance Co. [Sw]
           owns 33.3% of Zurich Holdings (UK) Ltd. [UK] owns 100% of Pilot Association [UK] owns 100% of Zurich Municipal Marketing Services, Ltd. [UK] owns 10% of Zurich Life International Services, Ltd. [UK] owns 100% of Zurich Re (UK) Ltd. [UK]
                  owns 100% of Zurich International (UK) Ltd. [UK]
               owns 100% of General Surety Holding, Ltd. [UK]
                  owns 100% of General Surety & Guarantee Co. [UK] owns 10% of Zurich Insurance Services [Bah]
               owns 5% of Saudi National Insurance Co., E.C. (SNIC) [Sau] owns 0.54% of Zurich do Brazil [Brz] owns 7.5% of Zurich Asia Holdings Ltd. [Bda]
               owns 62.5% of Zurich Insurance (Malaysia) Sdn Bhd. [Mal] owns 100% of Zurich Insurance (Guam) Inc. [Gua]
        owns 66.6% of Zurich Holdings (UK) Ltd. [UK] owns 100% of Zurich Investment Management AG [Sw] owns 100% of Zurich Versicherung - AG [Ger] owns 100% of Central Lloyd Verwaltungsges mbH [Ger] owns 42.7% of Iguazu Compania de Seguros [Arg] owns 0.7% of Zurich Iguazu Compania de Seguros de Retiro S.A. [Arg]
    owns 99.3% of Zurich Iguazu Compania de Seguros de Retiro S.A. [Arg] owns 100% of Zurich International de Venezuela [Ven] owns 30% of Zurich Chapultepec Compania de Seguros S.A. [Mex] owns 50% of ZBV Beratungs-u. Verkaufs - AG [Sw] owns 100% of HERA Vermogensverwaltung GmbH [Ger] owns 100% of Zurich - Agrippina Beteiligungs - Aktiengesellschaft
      (Deutschland) AG ZABAG [Ger]
        owns 16.7% of BFI Betieigungsges fur Industriewerte [Ger] owns 100% of Deutsche Allgemeine Leben Verischerung AG [Ger] owns 100% of Deutsche Allgemeine Verischerung AG [Ger] owns 100% of Zurich Rechtsschutz - Verischerungs - AG [Ger] owns 100% of Zurich Kautions - und Kredit - AG [Ger] owns 100% of Zurich International (Deutschland) [Ger] owns 100% of Zurich Kredit Service GmbH [Ger] owns 80% of Zurich Investmentges [Ger] owns 100% of Zurich Gesellschaft fur Vermogensanlagen [Ger]
           owns 98% of D. Kern Steuerberatung [Ger] owns 100% of TDG Tele-Dienste GmbH [Ber] owns 99.1% of Agrippina Versicherung [Ger]
           owns 99.275% of Paria Versicherung - AG [Ger] owns 100% of Anas Investment, Ltd. Dublin [Ire] owns 92.3% of Agrippina Ruckversicherung - AG [Ger] owns 98% of Agrippina Lebensversicherung - AG [Ger] owns 100% of Agrippina Rechtsschultzversicherung - AG [Ger]
    owns 100% of Banuud Kapital, mbH [Ger]
        owns 100% of Zurich International (Netherland) N.V. [Nth] owns 100% of Bastion B.V. [Nth] owns 100% of Zurich International (Italia) S.p.A. [Ity] owns 100% of Zurich Insurance Company, U.K. [UK] owns 49% of Zurich Insurance Company (Russia) [Rus] owns 100% of Fairfax House Securities Ltd. [UK] owns 100% of Sanatorio Zurbaran [Spn] owns 100% of Zurich Kosmos Versicherungen AG [Aus]
           owns 100% of LASSAL Mobilien-und Immobilienvermitungs-und
               Vetriebsservice GmbH [Aus]
        owns 15% of Garant Eurasco [Aus]
        owns 100% of Zurich Uberspieczenle Service Sp.z.o.o (Zurich Versicherung
          Service GmbH ) [Pol]
        owns 100% of Zurich Biztositasi Szolgaltato Kft. (Zurich Versicherung
          Service GmbH) [Hun]
        owns 99.99% of Inversiones Suizo Chilena [Chl]
           owns 73.15% of Compania de Seguros Chilena Generales (Chilean General
               Insurance) [Chl]
           owns 98.65% of Compnia de Seguros Chilena de Vida
               (Life Insurance Co.) [Chl]
               owns 2.38% of Compania de Seguros Chilena Generales
                 (Chilean General Insurance) [Chl]
        owns 100% of CRESTA Schadenhilfe GmbH [Aus] owns 60% of Consultores de Pensiones [Spn] owns 98.37% of Zurich International (Espana) Compania [Spn]
           owns 20% of Consultores de Pensiones [Spn] owns 40% of Telsecur [Spn] owns 20% of Gestora [Spn]
               owns 10% of Consultores de Pensiones [Spn] owns 20% of Telsecur [Spn] owns 60% of Gestora [Spn] owns 100% of Caudal S.A. de Seguros y Reaseguros [Spn]
           owns 10% of Gestora [Spn]
           owns 20% of Telsecur [Spn]
        owns 36.5% of Sicurta 1879 Assicurazioni S.p.A. [Ity] owns 99.96% of SIAR (Societa Italiana Assicurazioni e Riassicurazionio)
            S.p.A. [Ity]
           owns 63.5% of Sicurta 1879 Assicurazioni S.p.A. [Ity] owns 42.51% of Minerva Vita Assicurazioni S.p.A. [Ity]
               owns 63.53% of Zeta Finanza S.p.A. [Ity]
                  owns 63% of Zeasim [Ity]
                  owns 100% of Zeta Fiduciaria [Ity]
                  owns 100% of Zeta Fondi [Ity]
                  owns 100% of Zetagest [Ity]
               owns 0.08% of Zetasim [Ity]
               owns 35% of ATAM [Ity]
           owns 50.02% of Minerva Assicurazioni S.p.A. [Iy] owns 24.95% of Minerva Vita Assicurazioni S.p.A. [Ity] owns 1.13% of Zeta Finanza S.p.A. [Ity] owns 35.71% of Edil-Spettacolo [Ity] owns 50% of Toscana Uno [Ity]
           owns 15.8% of Zeta Finanza S.p.A. [Ity]
           owns 63.11% of ATAM [Ity]
        owns 49.96% of Minerva Assicurazioni S.p.A. [Ity] owns 29.01% of Minerva Vita Assicurazioni S.p.A. [Ity] owns 19.54% of Zeta Finanza S.p.A. [Ity] owns 100% of Erbasei S.p.A. [Ity] owns 36.07% of Zetasim [Ity] owns 100% of Zurich Australian Insurance Holdings, Ltd. [Ast]
           owns 100% of Zurich Australian Staff Superannuation Pty. Ltd. [Ast] owns 25% of Zurich Australian Insurance Properties Pty. Ltd. [Ast] owns 100% of Zurich Australian Insurance Ltd. [Ast]
               owns 25% of Zurich Australian Insurance Properties Pty. Ltd.
                 [Ast]
               owns 100% of Zurich Australian Life Insurance Ltd.
                  owns 50% of Zurich Australian Insurance Properties Pty. Ltd.
                    [Ast]
                  owns 51% of National Accountancy Management Services Pty. Ltd.
                    (NAMS) [Ast]
                  owns 100% of Zurich Investment Management AG [Ast] owns 100% of Zurich Australian Auperannuation Pty. Ltd. [Ast] owns 100% of Zurich Properties Ltd. [Ast]
               owns 100% of Zurich Australian Workers Compensation Victoria Pty.
                  Ltd. [Ast]
               owns 25% of Australian Insurance Systems Holdings Pty. Ltd. [Ast] owns 33.3% of Machinery Insurance Services Pty. Ltd. [Ast] owns 87.25% of Zurich Pacific Insurance Pty. Ltd. [Png] owns 100% of Zurich Australian Workers Compensation Ltd. [Ast] owns 50% of Associated marine Insurers [Ast]
        owns 100% of Zurich Canadian Holdings ltd. [Can] owns 50% of Multi Services Canada, Inc. [Can] owns 50% of World Travel Protection, Inc. [Can] owns 100% of Zurich Indemnity Company of Canada [Can] owns 50% of Zurich Canada Investment Management, Ltd. [Can]
        owns 100% of Zurich Life of Canada Holdings, Ltd. [Can]
           owns 100% of Zurich Life & Health Insurance Company [Can] owns 48.7% [Class A] of ZURMEX Canadian Holdings, Ltd. [Can] owns 90% of Zurich Life Insurance Company of Canada [Can]
    owns 100% of MICOBA Holdings Ltd. [Bah]
        owns 15.91% of MICO Equities Inc. [Phl]
           owns 100% of Malayan Insurance Company, Inc. [MICO] [Phl]
               owns 50% of Pan Malayan Insurance Company [Phl]
                  owns 15.96% of First Nationwide Assurance Corporation [Phl]
                      owns 11.51% of Eastern General Reinsurance Corp. [Phl] owns 70% of Malayan Zurich Insurance Company [Phl]
               owns 10.01% of Eastern General Reinsurance Corp. [Phl] owns 18.23% of Eastern General Reinsurance Corp. [Phl] owns 36.03% of First Nationwide Assurance Corporation [Phl]
        owns 99.99% of Asia-Pacific Reinsurance Co., Ltd. [B.V.I.]
           owns 51.37% of Eastern General Reinsurance Corp. [Phl] owns 47.98% of First Nationwide Assurance Corporation [Phl]
    owns 14.40% of MICO Equities Inc. [Phl]
        owns 99.99% of Malayan International Insurance Corporation, Ltd. [Bah] owns 100% of Malayan Insurance Co. (UK) Ltd. [UK] owns 100% of Malayan Insurance Co. (Hong Kong) Ltd. [Hkg]
    owns 80% of P.T. Zurich Insurance Indonesia [Ind] owns 70% of P.T. PSP Life Insurance Indonesia [Ind] owns 75% of Zurich Insurance Co. (Asia) Ltd. [Hkg] owns 100% of Zurich Insurance Company (Singapore) Pte. Ltd. [Sing] owns 30% of Malayan Zurich Insurance Company [Phl]


ITEM 27.      NUMBER OF CONTRACT OWNERS

        As of March 31, 2001, there were 613 Non-Qualified Contracts and 396 Qualified Contracts issued.

ITEM 28.      INDEMNIFICATION

        Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47. (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

        (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

        (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

        (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

        (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

     Name and Principal Business Address       Positions and Offices with the Underwriter
     -----------------------------------       ------------------------------------------
     Brian S. Cohen                            President and Director(1)
     C. Paul Patsis                            Chairman of the Board, Vice President and
                                               Director(2)
     James E. Hansen                           Director(3)
     John H. Lynch                             Director(4)
     Gerald A. McElroy                         Director(5)
     Steven K. Klein                           Vice President and Chief Compliance Officer(1)
     Mark Peterson                             Vice President and Chief Marketing Officer(1)
     Doren E. Hohl                             Secretary(4)
     Jason Crawshaw                            Treasurer(1)

(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(2) The principal business address is 3003 -- 77th Avenue, S.E. Mercer Island, Washington 98040.

(3) The principal business address is 2840 Echo Hill Way, Orange, California 92867.

(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(5) The principal business address is 79-050 Via Corta, LaQuinta, California 92253.

(c)(1)                       (2)                (3)              (4)                (5)
Name of               Net Underwriting
Principal             Discounts and       Compensation on   Brokerage
Underwriter           Commissions         Redemption        Commissions        Compensation
-----------           ----------------    ---------------   -----------        ------------
Investors Brokerage
Services, Inc. ("IBS")*     N/A                N/A          $75,669.22               N/A

Farmers Financial
Solutions, LLC              N/A                N/A          $383,021.91              N/A

*IBS served as principal underwriter for the registrant from inception of operations until September 11, 2000

ITEM 30.      LOCATION OF BOOKS AND RECORDS

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Farmers New World Life Insurance Company at 3003 -- 77th Avenue, S.E., Mercer Island, WA 98040 and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31.      MANAGEMENT SERVICES

        All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS.

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

        (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

        (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farmers Annuity Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 2 to its registration statement to be signed on its behalf, in the City of Mercer Island, and the State of Washington, on this 26 day of April, 2001.

                                   FARMERS ANNUITY
                                   SEPARATE ACCOUNT A (Registrant)


Attest: /s/ James I. Randolph               By:    /s/ C. Paul Patsis
        -------------------------                  ----------------------------
        James I. Randolph                          C. Paul Patsis
        Vice President, Assistant                  President
            Secretary and Director                 Farmers New World Life
        Farmers New World Life                         Insurance Company
            Insurance Company

                                    By:     FARMERS NEW WORLD LIFE
                                            INSURANCE COMPANY (Depositor)


Attest: /s/ James I. Randolph               By:    /s/ C. Paul Patsis
        -------------------------                  ----------------------------
        James I. Randolph                          C. Paul Patsis
        Vice President, Assistant                  President
            Secretary and Director                 Farmers New World Life
        Farmers New World Life                         Insurance Company
            Insurance Company

        As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                    Title                           Date
---------                                    -----                           ----
---------------------------   President, Chairman of the Board,         April 26, 2001
C. Paul Patsis(*)             Director and Chief Executive Officer

---------------------------   Assistant Vice President,                 April 26, 2001
David A. Demmon(*)            Treasurer  and Director (Principal
                              Accounting Officer and Principal
                              Financial Officer)

---------------------------   Vice President, Actuary and Director      April 26, 2001
Kathryn M. Callahan(*)

---------------------------   Vice President and Director               April 26, 2001
Michael W. Keller(*)

---------------------------   Vice President, Assistant Secretary       April 26, 2001
James I. Randolph(*)          and Director



/s/ C. Paul Patsis            On April 26, 2001, as Attorney-in-Fact pursuant to powers
---------------------------   of attorney filed herewith or by previous amendment.
(*) By:  C. Paul Patsis

                                  EXHIBIT INDEX

Exhibit 3(c)       Distribution Agreement between Farmers New World Life Insurance Company and
                   Farmers Financial Solutions, LLC

Exhibit 3(d)       Farmers Financial Solutions, LLC Registered Representative Agreement

Exhibit 5(c)       Revised Variable Policy Application Supplement

Exhibit 8(i)       Amendment No. 1 to Participation Agreement among Franklin Templeton Variable
                   Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers
                   New World Life Insurance Company

Exhibit 8(j)       Amendment No. 2 to Participation Agreement among Franklin Templeton Variable
                   Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers
                   New World Life Insurance Company

Exhibit 8(k)       Amendment No. 1 to Participation Agreement among Farmers New World Life
                   Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds
                   Distributors LLC

Exhibit 8(l)       Amendment No. 1 to Participation Agreement between Scudder Variable Life
                   Investment Fund and Farmers New World Life Insurance Company

Exhibit 8(m)       Participation Agreement among Calvert Variable Series, Inc., Calvert
                   Distributors, Inc. and Farmers New World Life Insurance Company

Exhibit 8(n)       Participation Agreement between Dreyfus Variable Investment Fund and the
                   Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life
                   Insurance Company

Exhibit 8(o)       Participation Agreement among Goldman Sachs Variable Insurance Trust,
                   Goldman, Sachs & Co. and Farmers New World Life Insurance Company

Exhibit 8(p)       Participation Agreement (Service Shares) among Janus Aspen Series, Janus
                   Capital Corporation and Farmers New World Life Insurance Company

Exhibit 8(q)       Participation Agreement among Variable Insurance Products Funds, Fidelity
                   Distributors Corporation and Farmers New World Life Insurance Company

Exhibit 8(r)       Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc.
                   and Farmers New World Life Insurance Company

Exhibit 9          Opinion and Consent of M. Douglas Close, Esq.

Exhibit 10(a)      Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b)      Consent of Deloitte & Touche LLP

Exhibit 13         Schedule of Performance Computations

Exhibit 15         Powers of Attorney